UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
 (Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

Summit Mutual Funds, Inc. – Pinacle Series SEMIANNUAL REPORT – TABLE OF CONTENTS

Message from the President	1
Fund Expenses	2

Portfolio Managers’ Reports and Financial Statements:
Zenith Portfolio	3
Bond Portfolio	9
S&P 500 Index Portfolio	17
S&P MidCap 400 Index Portfolio	27
Balanced Index Portfolio	37
Nasdaq-100 Index Portfolio	48
Russell 2000 Small Cap Index Portfolio	55
EAFE International Index Portfolio	80
Lehman Aggregate Bond Index Portfolio	94
Inflation Protected Plus Portfolio	102
Lifestyle ETF Market Strategy Target Portfolio	108
Lifestyle ETF Market Strategy Conservative Portfolio	114
Lifestyle ETF Market Strategy Aggressive Portfolio	120
Natural Resources Portfolio	126

Notes to Financial Statements	132

Important Considerations about Investing in Summit Mutual Funds

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Portfolios’ website at www.summitfunds.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Portfolios file a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov. The Portfolios’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual fund investing involves risk. Principal loss is possible.

The Bond Portfolio, Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the Bond Portfolio in lower-rated and non-rated securities present a greater risk of loss of principal and interest than higher-rated securities.

Because the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (collectively, the “Index Portfolios”) have expenses, and their corresponding indexes do not, the Index Portfolios may be unable to replicate precisely the performance of their corresponding indexes. While the Index Portfolios remain small, they may have a greater risk that their performance will not match that of the corresponding indexes.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Portfolio’s Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This report has been prepared for the information of Contract owners and is not authorized for distribution to prospective purchasers of contracts unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

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Summit Mutual Funds, Inc. MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds’ 2007 Semi-Annual Report for the six-month period ended June 30, 2007. We welcome new and thank existing investors in the Summit Funds. Reflective of our desire to help you reach your financial goals, we are pleased to announce the addition of several new funds: three Lifestyle funds (Target, Conservative and Aggressive), the Inflation Protected Plus Portfolio, and the Natural Resources Portfolio.

In the first half of 2007, worldwide financial markets continued to benefit from strong global economic growth, relatively low interest rates, and abundant liquidity. U.S. Gross Domestic Product increased at a 3.4% annualized rate in the second quarter, after growing at just a 0.6% annualized rate in the year’s first quarter. Most economists expect GDP growth for 2007 to range between 2 and 3%. The biggest threat to economic growth in the second half of the year is the state of the housing market, which is mired in its biggest slump since 1991. Economic growth could be jeopardized if falling home prices influence consumers’ spending habits, since consumer spending accounts for approximately two-thirds of GDP.

The Fed Funds target rate remains at 5.25%, where it has stood since June of 2006. While inflation is the Federal Reserve’s (the Fed) predominant concern, an increasing number of market participants are betting that the housing-induced weakness will force their hand into cutting rates, possibly as early as the fourth quarter of this year.

Financial markets continued their upward ascent during the first half of the year. Every major market index registered positive results for the period. International equities, as measured by the MSCI EAFE Index, returned 10.74% in the six-month period ending June 30, 2007 (in U.S. dollars and net of foreign taxes). Domestic equities were broadly higher as well, as the S&P 500 gained 6.96%, the S&P MidCap 400 Index rose 11.98%, and the small cap Russell 2000

Index increased 6.45%. The large cap Nasdaq 100 Index jumped 10.32% in the six-month period. Despite higher interest rates (the ten-year treasury yield increased by 0.32% during the period), the major fixed income indexes posted positive results in the first half of the year. Investment grade securities (as represented by the Lehman Aggregate Bond Index) registered a gain of 0.98% in the period, while high yield bonds (as represented by the Merrill Lynch High Yield Master II Index) returned 3.05%. Although high yield bonds significantly outperformed investment grade securities during the six-month period, they underperformed by a wide margin in June as the market buckled under the weight of a massive buyout-related leveraged loan pipeline that precipitated a repricing of risk throughout the whole sector.

“Maintain the proper perspective (and) have realistic expectations . . .”

As we enter the final half of 2007, the strong economic fundamentals that fueled the market’s rise in the first half of the year remain largely intact. The global economy is growing, corporate profitability is sound, and interest rates are relatively low. Despite this solid backdrop, however, there has been a decided shift in market sentiment in recent weeks. Reports of large subprime-related losses at several hedge funds have contributed to a significant increase in volatility in both the equity and fixed income markets. Liquidity has sharply contracted as credit markets have ground to a halt. Treasury yields have fallen precipitously in the ensuing flight to quality. Financial firms have been particularly vulnerable to the market’s malaise, as investors speculate about their potential exposure to subprime losses. Although much of the current weakness can likely be attributed to transitory technical pressures, it could develop into a more long-lasting fundamental issue if it begins to impact the spending patterns of businesses and consumers. Investors will be sure to look for reassurances from the Fed that the growing liquidity crunch will not imperil the overall economy. While it’s too early to tell if the Fed is prepared to come to the market’s rescue by cutting the fed funds rate, and thus abandon its focus on inflation, the manner in which the Fed responds to this crisis will likely influence the direction of the financial markets for the balance of the year.

“Proper diversification of your investments . . . is an important component of achieving your long-term investment goals.”

Our message, however, remains the same as we enter the second half of 2007. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical. Proper diversification of your investments, both within and across asset sectors, is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed income styles.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

Steven R. Sutermeister
President

1

Summit Mutual Funds, Inc. – Pinnacle Series 2007 SEMIANNUAL REPORT – PORTFOLIO EXPENSES

As a contract owner of the Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The Example does not reflect expenses associated with insurance company separate accounts or your insurance contract.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, through June 30, 2007.
Actual Expenses
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid *
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	January 1, 2007 to
Portfolio	January 1, 2007	June 30, 2007	Ratio	June 30, 2007

Based on Actual Return
Zenith Portfolio	$1,000.00	$1,064.90	0.87%	$4.45
Bond Portfolio	1,000.00	1,019.50	0.75%	3.76
S&P 500 Index Portfolio	1,000.00	1,067.60	0.39%	2.00
S&P Midcap 400 Index Portfolio	1,000.00	1,116.50	0.53%	2.78
Balanced Index Portfolio	1,000.00	1,052.40	0.60%	3.05
Nadaq-100 Index Portfolio	1,000.00	1,100.20	0.65%	3.38
Russell 2000 Small Cap Index Portfolio Class I	1,000.00	1,061.50	0.65%	3.32
Russell 2000 Small Cap Index Portfolio Class F	1,000.00	1,060.50	0.85%	4.34
EAFE International Index Portfolio	1,000.00	1,103.00	0.95%	4.95
Lehman Aggregate Bond Index Portfolio	1,000.00	1,010.90	0.59%	2.94
Inflation Protected Plus Portfolio	1,000.00	1,015.60	0.75%	3.75
Lifestyle ETF Market Strategy Target Portfolio	1,000.00	1,050.40	0.75%	3.81
Lifestyle ETF Market Strategy Conservative Portfolio	1,000.00	1,035.10	0.75%	3.78
Lifestyle ETF Market Strategy Aggressive Portfolio	1,000.00	1,060.20	0.75%	3.83
Natural Resources Portfolio	1,000.00	1,084.40	0.75%	3.88
Based on Hypothetical Return
(5% return before expenses)
Zenith Portfolio	$1,000.00	$1,020.48	0.87%	$4.36
Bond Portfolio	1,000.00	1,021.08	0.75%	3.76
S&P 500 Index Portfolio	1,000.00	1,022.86	0.39%	1.96
S&P Midcap 400 Index Portfolio	1,000.00	1,022.17	0.53%	2.66
Balanced Index Portfolio	1,000.00	1,021.82	0.60%	3.01
Nasdaq-100 Index Portfolio	1,000.00	1,021.57	0.65%	3.26
Russell 2000 Small Cap Index Portfolio Class I	1,000.00	1,021.57	0.65%	3.26
Russell 2000 Small Cap Index Portfolio Class F	1,000.00	1,020.58	0.85%	4.26
EAFE International Index Portfolio	1,000.00	1,020.08	0.95%	4.76
Lehman Aggregate Bond Index Portfolio	1,000.00	1,021.87	0.59%	2.96
Inflation Protected Plus Portfolio	1,000.00	1,021.08	0.75%	3.76
Lifestyle ETF Market Strategy Target Portfolio	1,000.00	1,021.08	0.75%	3.76
Lifestyle ETF Market Strategy Conservative Portfolio	1,000.00	1,021.08	0.75%	3.76
Lifestyle ETF Market Strategy Aggressive Portfolio	1,000.00	1,021.08	0.75%	3.76
Natural Resources Portfolio	1,000.00	1,021.08	0.75%	3.76

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Summit Mutual Funds, Inc. – Pinnacle Series ZENITH PORTFOLIO

Summit Zenith Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
22.24%	13.06%	8.13%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn
Yvonne M. Bishop
Inception Date:	August 15, 1984
Total Net Assets:	$65.66 Million
Number of Equity Holdings:	60
Median Cap Size:	$51,418 (in millions)
Average Price-to-book Ratio:	2.24 x
Dividend Yield:	2.17%
Average Price-to-earnings Ratio:
Summit Pinnacle Zenith Portfolio	14.6 x
S&P 500 Index	17.3 x

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
ConocoPhillips Devon Energy Corp. Honda Motor Energy Co. Ltd Chevron Corp. Wal-Mart Stores, Inc. Pfizer, Inc. Royal Dutch Shell PLC Citigroup, Inc. AllianceBernstein Holding LP Bank of America Corp.	2.99% 2.62% 2.56% 2.55% 2.45% 2.34% 2.34% 2.31% 2.27% 2.19%

3

Summit Mutual Funds, Inc. – Pinnacle Series ZENITH PORTFOLIO

Objective – Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

Strategy – The Summit Pinnacle Zenith Portfolio (the “Portfolio”) will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

Managers’ Comments:
The Zenith Portfolio total return performance for the period January 1, 2007 to June 30, 2007 was 6.49% (before the impact of any product or contract-level fees) versus 6.23% for the Russell 1000 Value Index (“Index”) and 6.96% for the Standard & Poor’s 500 Stock Index.

The Federal Reserve has maintained short-term interest rates at 5.25% since June 2006, indicating its intention to continue on this course until either inflation recedes or economic growth decelerates. Equity markets have been able to generate positive returns in this environment. Other significant factors impacting the markets include the lift from the saturation of private equity deals and conversely the drag from the deteriorating situation in the sub-prime real estate market.

Contributors to Performance
The Portfolio’s relative underweighting of the Financials sector was the top contributor to Portfolio performance during the period where we maintained an exposure of 25% (versus 36% for the Index), as we believe a 36% concentration in any one sector is too high. Additionally, as a result of our sub-sector selection here, the Portfolio enjoyed positive returns in the only Index sector that delivered overall negative returns during the period. The entire Financials sector was stressed by fears that the slowdown in sub-prime lending would spread and weaken the U.S. banking system. Strong stock selection in the Producer Durables sector also enhanced returns. The Portfolio concentrated on global infrastructure plays with exposure to Caterpillar, Tyco, Honeywell, and Ingersoll-Rand, with the latter two being top contributors to returns. Investors moved to these stocks as concerns mounted about a potential economic slowdown in the U.S. Positive returns were also attributable to our sub-sector and stock selection in the Consumer Staples sector. The Portfolio lacked exposure to the underperforming Household Products sub-sector. A holding in CVS benefited from the completion its merger with Caremark. The Portfolio also was overweighted in the Foods sub-sector with better stock selections relative to the Index.

Detractors to Performance
Basic Materials was the biggest detractor to performance as a result of poor sub-sector selection. We overweighted Gold which underperformed and had no exposure to Steel and little to Copper. These commodities performed well as demand has soared. An underweighting of Utilities was a drag on relative return as the sector outperformed the market. The Portfolio was underweighted in the outperforming Electrical and Telecom Utilities sub-sectors as we began rotating away from these outperforming areas into underperforming Electrical Utilities. The Electrical Utilities continued out of favor with interest rates rising, as Duke Energy and Southern Co. were in the top 10 detractors to return. Finally, Healthcare detracted from performance due to poor stock selection in both Pharmaceuticals and HMOs. A holding in GlaxoSmithKline declined due to a negative report concerning one of its biggest drugs, Avandia. UnitedHealth Group was also a bottom contributor to return.

Outlook
The global economy continues to exhibit robust growth which is boosting the U.S. economy. The Federal Reserve appears to be monitoring two major indicators of consumer spending (automobile and home sales) for any signs of weakness caused by higher interest rates or energy prices. Government statistics show that inflation is under control and economic growth is continuing. The market has gone from predicting imminent interest rate cuts to rate increases on a regular basis depending on the latest economic statistic. Until a pivotal moment of weakness shows itself, private equity companies will continue to leverage up public equity companies generating princely sums for those involved. The financing of the aforementioned could also face a push-back from the investment community if the appetite for leverage buyout debt subsides in the same way that the demand for subprime debt was satiated. Stay tuned.

Summit Zenith Portfolio will continue to invest in companies that are temporarily out of favor and pare those which reach full valuation in the current economic environment of continued growth and more restrictive monetary policy.

4

Summit Mutual Funds, Inc. – Pinnacle Series
ZENITH PORTFOLIO	FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, (Unaudited)		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$101.12		$91.78	$91.30	$80.76	$59.67	$82.75
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.68		1.42	1.35	1.47	1.17	1.11
Net realized and unrealized gains / (losses)	5.56		18.02	4.57	10.33	20.01	(18.92)
Total from Investment Activities	6.24		19.44	5.92	11.80	21.18	(17.81)
DISTRIBUTIONS:
Net investment income	(1.42)		(1.42)	(1.43)	(1.26)	(0.09)	(1.39)
Return of capital	—		—	—	—	—	(3.88)
Net realized gains	(8.32)		(8.68)	(4.01)	—	—	-
Total Distributions	(9.74)		(10.10)	(5.44)	(1.26)	(0.09)	(5.27)
Net asset value, end of period	$97.62		$101.12	$91.78	$91.30	$80.76	$59.67
Total return	6.49%		23.12%	6.92%	14.77%	35.56%	-23.10%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net	0.87	%(1)	0.88%	0.89%	0.91%	0.93%	0.93%

Ratio of net investment income / (loss)
to average net assets	1.40	%(1)	1.57%	1.49%	1.74%	1.68%	1.52%
Portfolio turnover rate	22.21%		61.14%	57.30%	68.59%	71.70%	56.53%
Net assets, end of period (000’s)	$65,665		$62,428	$52,795	$51,864	$47,104	$38,218

(1)	Annualized.

The accompanying notes are an integral part of the financial statements.

5

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	ZENITH PORTFOLIO

JUNE 30, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 95.9%
Consumer Discretionary - 13.3%
CBS Corp.	29,174	$972,078
Gannett Co, Inc.	20,600	1,131,970
Home Depot, Inc.	35,800	1,408,730
Honda Motor Co. Ltd. - ADR (d)	46,400	1,683,856
News Corp. - Class B (d)	29,500	676,730
Sony Corp. - ADR (d)	19,800	1,017,126
Time Warner, Inc.	41,600	875,264
Viacom Inc. - Class B (a)	23,274	968,896
		8,734,650
Consumer Staples - 7.1%
Altria Group, Inc.	14,700	1,031,058
CVS Corp.	24,500	893,025
Kraft Foods, Inc. - Class A	10,172	358,563
Unilever NV - ADR	23,800	738,276
Wal-Mart Stores, Inc.	33,400	1,606,874
		4,627,796
Energy - 14.7%
Chevron Corp.	19,840	1,671,322
ConocoPhillips	25,042	1,965,797
Devon Energy Corp.	22,000	1,722,380
Exxon Mobil Corp.	10,200	855,576
Nabors Industries Ltd. (a) (d)	24,100	804,458
Royal Dutch Shell PLC - ADR	18,900	1,534,680
Spectra Energy Corp.	41,972	1,089,593
		9,643,806
Financials - 23.1%
AllianceBernstein Holding LP	17,100	1,489,239
The Allstate Corp.	20,800	1,279,408
Bank of America Corp.	29,384	1,436,584
The Bank of New York Co., Inc.	27,400	1,135,456
Berkshire Hathaway, Inc. (a)	190	684,950
Capital One Financial Corp. (d)	14,200	1,113,848
Citigroup, Inc.	29,600	1,518,184
Countrywide Financial Corp.	8,200	298,070
Genworth Financial, Inc.	38,800	1,334,720
Hartford Financial Services Group, Inc.	7,100	699,421
J.P. Morgan Chase & Co.	19,004	920,744
Legg Mason, Inc.	8,000	787,040
Morgan Stanley	13,300	1,115,604
Travelers Companies, Inc.	13,500	722,250
Wells Fargo & Co.	18,500	650,645
		15,186,163
Health Care - 7.2%
GlaxoSmithKline Plc - ADR (d)	23,800	1,246,406
Pfizer, Inc.	60,200	1,539,314

	SHARES	VALUE
Health Care - 7.2% (Continued)
UnitedHealth Group, Inc.	25,800	$1,319,412
Wellpoint, Inc. (a)	8,100	646,623
		4,751,755
Industrials - 11.2%
3M Co.	8,300	720,357
Caterpillar, Inc.	10,200	798,660
FedEx Corp.	8,300	921,051
General Electric Co.	32,200	1,232,616
Honeywell International, Inc.	13,200	742,896
Ingersoll-Rand Co. (d)	11,700	641,394
Southwest Airlines Co.	69,100	1,030,281
Tyco International Ltd.	37,100	1,253,609
		7,340,864
Materials - 3.6%
The Dow Chemical Co.	29,500	1,304,490
Newmont Mining Corp.	27,600	1,078,056
		2,382,546
Technology - 5.8%
Cisco Systems, Inc. (a)	27,400	763,090
International Business Machines Corp.	6,200	652,550
Motorola, Inc.	80,500	1,424,850
Nokia Oyj - ADR (d)	35,000	983,850
		3,824,340
Utilities - 9.9%
Citizens Communications Co. (d)	32,600	497,802
Dominion Resources, Inc.	7,200	621,432
Duke Energy Corp.	78,344	1,433,695
The Southern Co. (d)	34,900	1,196,721
AT&T, Inc.	33,100	1,373,650
Sprint Corp.	20,500	424,555
Verizon Communications, Inc.	22,600	930,442
		6,478,297
TOTAL COMMON STOCKS
(Cost $51,961,553)		62,970,217

SHORT TERM INVESTMENTS - 4.1%
Northern Institutional Diversified Assets Portfolio	2,667,741	2,667,741
TOTAL SHORT TERM INVESTMENTS
(Cost $2,667,741)		2,667,741
Total Investments
(Cost $54,629,294) (b) - 100.0%		65,637,958
Northern Institutional Liquid Assets Portfolio (c) - 11.1%		7,288,490
Liabilities in Excess of Other Assets - (11.1)%		(7,261,893)
TOTAL NET ASSETS - 100.0%		$65,664,555

ADR American Depository Receipt (a) Non-income Producing
(a)	Non-income Producing
(b)
For federal income tax purposes, cost is $54,650,089 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $11,908,434 and ($920,565), respectively, with a net appreciation / (depreciation) of $10,987,869.

(c)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $8,259,420, $7,288,490, and $1,156,180, respectively.

(d)	All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

6

Summit Mutual Funds, Inc. – Pinnacle Series
ZENITH PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value	$65,637,958
Collateral for securities loaned,
at fair value	7,288,490
Receivables:
Shares sold	7,436
Interest and dividends	107,304
Prepaid expenses and other	1,864
73,043,052
LIABILITIES
Payables:
Payable upon return of securities loaned	7,288,490
Bank overdraft	15,144
Shares redeemed	13,715
Advisory fees	34,795
Professional fees	10,616
Administration fees	5,437
Fund accounting fees	4,052
Custodian fees	1,241
Directors’ fees	317
Other accrued expenses	4,690
7,378,497
NET ASSETS*
Paid-in capital	51,894,205
Accumulated undistributed net
investment income / (loss)	310,521
Accumulated net realized gain / (loss)
on investments	2,451,165
Net unrealized appreciation / (depreciation)
on investments	11,008,664
$65,664,555

Investments at cost	$54,629,294
Shares authorized ($.10 par value)	40,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$65,664,555	672,621	$97.62

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$2,186,210
	Undistributed long-term gains	$3,684,814
	Unrealized appreciation	$9,860,710

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$735,607
Foreign dividend taxes withheld	(18,172)
Other income	1,743
719,178
EXPENSES
Advisory fees	203,467
Administration fees	31,791
Fund accounting fees	11,788
Professional fees	11,101
Transfer agent fees	5,877
Directors’ fees	3,787
Custodian fees	2,530
Shareholder reporting fees	2,287
Other expenses	2,662
275,290
NET INVESTMENT INCOME / (LOSS)	443,888

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	2,471,967

Net change in unrealized appreciation /
(depreciation) on investments	1,127,159

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	3,599,126

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,043,014

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.64%	0.10%

The accompanying notes are an integral part of the financial statements.

7

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	ZENITH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	Fiscal
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$443,888	$885,141
Net realized gain / (loss) on investments	2,471,967	5,134,324
Net change in unrealized appreciation / (depreciation) on investments	1,127,159	5,822,502

	4,043,014	11,841,967

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(876,279)	(807,599)
Net realized gain on investments	(5,128,119)	(4,937,705)

	(6,004,398)	(5,745,304)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,593,882	3,345,499
Reinvestment of distributions	6,004,398	5,745,304
Payments for shares redeemed	(3,400,593)	(5,554,370)

	5,197,687	3,536,433

NET INCREASE / (DECREASE) IN NET ASSETS	3,236,303	9,633,096
NET ASSETS
Beginning of period	62,428,252	52,795,156

End of period	65,664,555	62,428,252

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$310,521	$742,912

FUND SHARE TRANSACTIONS
Sold	$26,680	36,256
Reinvestment of distributions	63,592	66,775
Redeemed	(34,989)	(60,922)

Net increase / (decrease) from fund share transactions	55,283	42,109

TOTAL COST OF PURCHASES OF:
Common Stocks	$13,846,459	$33,741,714

	$13,846,459	$33,741,714

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$15,491,168	$35,520,798

	$15,491,168	$35,520,798

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,319,583	$2,263,647
Long-term capital gains	3,684,815	3,481,657

	$6,004,398	$5,745,304

The accompanying notes are an integral part of the financial statements.

8

Summit Mutual Funds, Inc. – Pinnacle Series BOND PORTFOLIO

Summit Bond Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
7.29%	5.03%	5.38%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Michael J. Schultz D. Scott Keller
Inception Date:	August 15, 1984
Total Net Assets:	$27.53 Million
Number Of Fixed Income Holdings:	135
Effective Duration:	4.79 years
Average Maturity:	11.62 years
Average Credit Quality:	A2/A
30-day SEC Yield:	5.14%

Quality Breakdown	Sector Allocations

(% of portfolio)
AAA AA A BBB BB B CCC	36% 7% 9% 32% 8% 8% 1%

9

Summit Mutual Funds, Inc. – Pinnacle Series BOND PORTFOLIO

Objective – Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing in long-term, fixed-income, investment-grade corporate bonds.

Strategy – The Summit Pinnacle Bond Portfolio (the “Portfolio”) will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

Managers’ Comments:

The Summit Pinnacle Bond Portfolio had a total return of 1.95% (before the impact of any product or contract-level fees) for the six-month period ending June 30, 2007, compared to a total return of 0.98% for the Lehman Brothers Aggregate Index (the “Index”).

Fixed income markets were relatively stable for much of the period, as moderating economic growth, a strong stock market, and ample liquidity contributed to healthy demand for corporate bonds, mortgage and asset-backed securities and other non-government fixed income securities. Credit spreads (the yield difference between U.S. Treasury securities and other fixed income securities) entered June at close to historically tight levels. Sentiment began to shift late in the period, however, as fears that widening losses in the sub-prime mortgage and leveraged high yield loan markets precipitated a painful correction in credit markets. Securities in the lower end of the quality spectrum were particularly impacted by this change in sentiment.

Despite ending the period on a weak note, high yield securities once again were the largest positive contributors to the Portfolio’s relative outperformance compared to the Index. This sector continued to benefit from low default rates, strong corporate profits, and abundant liquidity. Mortgage-backed securities modestly contributed to performance, while investment grade corporate bonds underperformed in the period. With higher intermediate and long-term interest rates, shorter-dated securities outperformed longer maturities.

Amid the increase in volatility and widespread risk aversion, the fixed income markets appear to be at an inflection point. Credit spreads are sharply wider in all credit markets, across the entire quality and maturity spectrums. The liquidity that drove credit spreads to historic tights and fueled record amounts of leveraged buyouts appears to have gone away. Time will tell if this is only transitory.

Summit has adopted a relatively defensive stance in the face of the recent turmoil in the markets. We have begun to reduce our long-time overweight to corporate credit, and will gradually increase the average credit quality of the Portfolio. With virtually no subprime exposure in the mortgage-backed sector, we believe we are well positioned to weather the storm in this particular market. We plan to maintain the Portfolio’s exposure to the high yield market, where we increasingly see value after the recent sell-off. While the recent dislocations in the credit markets have been painful to many, we remain diligent in identifying opportunities that this market presents.

10

Summit Mutual Funds, Inc. – Pinnacle Series
BOND PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.
	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$47.07		$47.07	$48.26	$48.41	$47.93	$48.15
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.20		2.52	2.42	1.67	3.25	2.70
Net realized and unrealized gains / (losses)	(0.28)		(0.13)	(1.42)	0.36	0.56	(0.04)
Total from Investment Activities	0.92		2.39	1.00	2.03	3.81	2.66
DISTRIBUTIONS:
Net investment income	(1.37)		(2.39)	(2.19)	(2.18)	(3.33)	(2.88)
Total Distributions	(1.37)		(2.39)	(2.19)	(2.18)	(3.33)	(2.88)
Net asset value, end of period	$46.62		$47.07	$47.07	$48.26	$48.41	$47.93

Total return	1.95%		5.25%	2.14%	4.29%	8.21%	5.73%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.75	%(2)	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of expenses to average net assets – gross	0.80	%(2)	0.81%	0.83%	0.82%	0.81%	0.85%
Ratio of net investment income / (loss)
to average net assets	5.04	%(2)	5.23%	5.10%	4.05%	6.72%	5.86%
Portfolio turnover rate	47.71%		79.22%	32.96%	66.03%	109.52%	54.27%
Net assets, end of period (000’s)	$27,534		$28,349	$30,783	$36,300	$37,197	$35,415

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Annualized.

The accompanying notes are an integral part of the financial statements.

11

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO

JUNE 30, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 0.1%
Consumer Discretionary - 0.1%
Avado Brands, Inc. (a) (g) (i)	1,601	$8,117
Intermet Corp. (a) (g)	1,574	1,574
		9,691
TOTAL COMMON STOCKS
(Cost $61,180)		9,691

PREFERRED STOCKS - 0.7%
Consumer Discretionary - 0.7%
ION Media Networks, Inc. Payment-in-Kind Dividend	22	200,371
TOTAL PREFERRED STOCKS
(Cost $149,350)		200,371

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 2.0%
America West Airlines, Inc. - AMBAC Insured
Series 2001-1, 7.100%, 10/02/2022	$196,688	$207,506
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	159,262
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	45,789	45,613
First Franklin Mtg 2003-ff2
Series 2003-FF2, 7.795%, 07/25/2033	116,723	116,909
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (i)	59,966	30,646
TOTAL ASSET BACKED SECURITIES
(Cost $587,056)		559,936

CORPORATE BONDS - 49.6%
Consumer Discretionary - 7.0%
Cox Communications, Inc.
5.450%, 12/15/2014	230,000	222,514
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013 (e)	250,000	258,199
EchoStar DBS Corporation
6.625%, 10/01/2014 (e)	125,000	119,375
General Motors Corp.
7.700%, 04/15/2016 (e)	50,000	46,500
Idearc Inc.
8.000%, 11/15/2016	100,000	101,000
Intcomex, Inc.
11.750%, 01/15/2011 (e)	125,000	128,750
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	143,106
NVR, Inc.
5.000%, 06/15/2010	210,000	204,727
Nxp B V / Nxp Fdg Llc
7.875%, 10/15/2014	75,000	73,875
R. H. Donnelley Corp.
6.875%, 01/15/2013	125,000	118,437
Radio One, Inc.
8.875%, 07/01/2011 (e)	32,000	32,840
TCI Communications, Inc.
8.750%, 08/01/2015	230,000	265,972

	PRINCIPAL
	AMOUNT	VALUE
Consumer Discretionary - 7.0% (Continued)
Thomson Corp.
6.200%, 01/05/2012	$200,000	$203,524
		1,918,819
Consumer Staples - 0.7%
Constellation Brands, Inc.
7.250%, 09/01/2016	125,000	121,875
Del Monte Corp.
6.750%, 02/15/2015	62,000	59,055
		180,930
Energy - 6.6%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	300,000	296,419
Chesapeake Energy Corp.
7.625%, 07/15/2013 (e)	125,000	128,125
6.625%, 01/15/2016 (e)	125,000	120,312
Complete Production Services
8.000%, 12/15/2016 (b) (e)	125,000	126,250
Peabody Energy Corp.
7.375%, 11/01/2016	50,000	51,000
Pioneer Natural Resources Co.
6.650%, 03/15/2017	125,000	118,288
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	245,602
Range Resources Corp.
7.375%, 07/15/2013	75,000	75,750
7.500%, 05/15/2016 (e)	25,000	25,313
SemGroup LP
8.750%, 11/15/2015 (b) (e)	63,000	63,315
Tesoro Corp.
6.625%, 11/01/2015	125,000	123,750
Transcanada Pipelines Ltd
6.350%, 05/15/2067 (c)	230,000	221,112
Valero Energy Corp New
6.125%, 06/15/2017	230,000	229,259
		1,824,495
Financials - 15.1%
AXA SA
5.362%, 02/06/2049 (c)	450,000	396,000
Capmark Financial Group, Inc.
6.300%, 05/10/2017 (b) (e)	230,000	226,332
Colonial Realty LP
6.050%, 09/01/2016	230,000	228,711
ConocoPhillips Canada Funding Co.
5.300%, 04/15/2012	230,000	227,405
Ford Motor Credit Co.
5.800%, 01/12/2009	94,000	92,012
8.110%, 01/13/2012 (c) (e)	63,000	62,840
8.000%, 12/15/2016	31,000	29,693
Health Care Property Investors, Inc.
5.650%, 12/15/2013	230,000	224,228
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	271,295
Host Marriott LP
6.750%, 06/01/2016 (e)	125,000	122,500
iStar Financial, Inc.
5.950%, 10/15/2013	230,000	226,578

The accompanying notes are an integral part of the financial statements.

12

Summit Mutual Funds, Inc. – Pinnacle Series
BOND PORTFOLIO	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
Financials - 15.1% (Continued)
Landsbanki Islands HF
6.100%, 08/25/2011 (b) (e)	$230,000	$232,908
Lincoln National Corp.
6.050%, 04/20/2017 (c)	225,000	214,826
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	293,523
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	150,000	148,307
R.H. Donnelley Finance Corp I
10.875%, 12/15/2012 (b)	63,000	67,174
Rabobank Capital Funding Trust II
5.260%, 12/29/2049 (b) (c)	220,000	210,979
Swiss Re Capital I
6.854%, 05/29/2049 (b) (c) (e)	220,000	221,299
Vale Overseas Ltd.
6.250%, 01/23/2017	225,000	223,159
Ventas Realty LP
7.125%, 06/01/2015	37,000	37,278
WMC Finance USA
5.125%, 05/15/2013	200,000	193,985
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	100,000	97,148
Yankee Acquisition Corp.
9.750%, 02/15/2017 (e)	100,000	96,750
		4,144,930
Health Care - 1.0%
Community Health Systems, Inc.
8.875%, 07/15/2015 (b)	63,000	63,867
DaVita, Inc.
7.250%, 03/15/2015 (e)	31,000	30,612
Genesis Healthcare Corp.
8.000%, 10/15/2013	62,000	66,179
HCA, Inc.
9.250%, 11/15/2016 (b)	125,000	133,125
		293,783
Industrials - 4.3%
American Railcar Industries, Inc.
7.500%, 03/01/2014	25,000	24,875
Ametek, Inc.
7.200%, 07/15/2008	250,000	252,388
Aramark Corp.
8.500%, 02/01/2015 (b) (e)	100,000	101,750
Caterpillar, Inc.
5.700%, 08/15/2016 (e)	230,000	228,534
DRS Technologies, Inc.
7.625%, 02/01/2018	32,000	32,320
Joy Global, Inc.
6.000%, 11/15/2016	225,000	222,919
Kansas City Southn De Mexico
7.375%, 06/01/2014 (b)	50,000	49,625
Mueller Wtr Prods, Inc.
7.375%, 06/01/2017 (b)	50,000	49,581
Raytheon Co.
5.500%, 11/15/2012	230,000	229,115
		1,191,107

	PRINCIPAL
	AMOUNT	VALUE
Information Technology - 1.3%
Intuit, Inc.
5.750%, 03/15/2017	$230,000	$221,384
Iron Mountain, Inc.
8.750%, 07/15/2018 (e)	25,000	25,750
Sanmina SCI Corp.
8.110%, 06/15/2010 (b) (c) (e)	100,000	100,250
		347,384
Manufacturing - 1.0%
Dynegy, Inc.
7.750%, 06/01/2019 (b)	100,000	93,000
Petroplus Financial Ltd
7.000%, 05/01/2017 (b)	100,000	96,250
Stone Container Sscc
8.000%, 03/15/2017 (e)	100,000	97,000
		286,250
Materials - 5.2%
Boise Cascade LLC
8.235%, 10/15/2012 (c)	32,000	32,000
Consol Energy, Inc.
7.875%, 03/01/2012	25,000	25,875
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	100,000	106,750
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (e)	125,000	120,000
Lubrizol Corp.
7.250%, 06/15/2025	300,000	311,323
Lyondell Chemical Co.
8.250%, 09/15/2016	125,000	130,625
Mosaic Co.
7.625%, 12/01/2016 (b) (e)	100,000	102,250
Pactiv Corp.
5.875%, 07/15/2012	115,000	115,297
Reliance Steel & Aluminum Co.
6.850%, 11/15/2036	230,000	229,108
United States Steel Corp.
6.050%, 06/01/2017	150,000	146,282
Warnaco, Inc.
8.875%, 06/15/2013	100,000	105,750
		1,425,260
Telecommunication Services - 3.4%
America Movil S.A. de C.V.
5.500%, 03/01/2014 (e)	250,000	244,338
Intelsat Ltd
11.250%, 06/15/2016	100,000	112,000
IPCS, Inc.
7.480%, 05/01/2013 (b) (c)	175,000	175,219
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (e)	125,000	126,562
TELUS Corp.
8.000%, 06/01/2011	150,000	160,403
Windstream Corp.
8.625%, 08/01/2016	100,000	105,750
		924,272
Utilities - 4.0%
Calpine Corp.
9.875%, 12/01/2011 (b)(h)	125,000	135,312

The accompanying notes are an integral part of the financial statements.

13

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO

	PRINCIPAL
	AMOUNT	VALUE
Utilities - 4.0% (Continued)
Edison Mission Energy
7.500%, 06/15/2013	$125,000	$123,750
Exelon Corp.
6.750%, 05/01/2011	230,000	236,973
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	580,000	564,748
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	51,631	53,642
		1,114,425
TOTAL CORPORATE BONDS
(Cost $13,800,724)		13,651,655

MORTGAGE BACKED SECURITIES - 35.3%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	288,397	256,335
Series 2003-8, 4.750%, 10/25/2018	121,670	110,294
Banc of America Funding Corp.
Series 2003-2, 6.380%, 06/25/2032	201,235	201,332
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	266,645	245,300
Series 2001-4, 6.750%, 03/20/2031	190,684	190,403
Series 2002-G, 7.429%, 06/20/2032	59,292	60,030
Series 2004-6, 5.500%, 07/25/2034	161,036	158,917
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	627,885	628,963
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	816,146	770,748
Countrywide Home Loans
Series 2006-6, 6.000%, 04/25/2036	344,390	334,168
Series 2007-5, 5.750%, 05/25/2037	399,305	380,867
Credit Suisse Mortgage Capital Corp.
Series 2006-4, 5.745%, 05/25/2036	217,755	204,338
CS First Boston Mortgage Securities Corp.
Series 2004-6, 4.756%, 09/25/2019	257,332	236,384
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	87,066	86,388
Series 2002-48B, 6.500%, 10/25/2031	1,160,651	1,169,868
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	91,019	91,300
Pool #555638, 5.000%, 11/01/2009	234,615	233,776
Pool #254643, 5.500%, 01/01/2010	127,525	127,919
Pool #555520, 5.500%, 02/01/2010	46,896	47,041
Pool #254340, 5.500%, 05/01/2012	96,539	96,262
Pool #545015, 6.000%, 06/01/2016	101,503	102,109
Pool #727360, 5.500%, 08/01/2018	654,965	647,553
Pool #481582, 6.500%, 02/01/2029	46,240	47,194

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 35.3% (Continued)
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	$115,504	$112,052
Pool #E9-9160, 4.500%, 09/01/2018	1,742,111	1,660,511
Pool #C7-6658, 5.000%, 02/01/2033	74,452	70,153
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	64,827	66,227
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	122,105	120,891
Lehman Mtg Tr 2005-2
Series 2005-2, 5.573%, 12/25/2035	395,961	346,261
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	55,759	55,363
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	153,611	150,601
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	283,175	264,031
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.114%, 09/25/2033	190,259	186,834
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	282,928	266,851
TOTAL MORTGAGE BACKED SECURITIES
(Cost $9,986,881)		9,727,264
U.S. TREASURY OBLIGATIONS - 11.2%
U.S. Treasury Notes - 11.2%
5.000%, 08/15/2011 (e)	250,000	251,094
4.750%, 01/31/2012 (e)	350,000	347,375
3.875%, 02/15/2013 (e)	850,000	807,301
4.250%, 11/15/2014 (e)	525,000	500,924
4.875%, 08/15/2016 (e)	1,200,000	1,185,281
		3,091,975
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,143,343)		3,091,975

	SHARES	VALUE
SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
Northern Institutional Diversified Assets Portfolio	321,762	$321,762
TOTAL SHORT TERM INVESTMENTS
(Cost $321,762)		321,762
Total Investments
(Cost $28,050,296) (d) - 100.1%		27,562,654
Northern Institutional Liquid Assets Portfolio (f) - 22.0%		6,050,876
Liabilities in Excess of Other Assets - (22.1)%		(6,079,845)
TOTAL NET ASSETS - 100.0%		$27,533,685

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. (c) Variable rate security.

(c)	Variable rate security.
(d)
For federal income tax purposes, cost is $28,075,098 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $159,971 and ($672,415), respectively, with a net appreciation / (depreciation) of ($512,444).

(e)	All or a portion of the security is out on loan.
(f)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,940,195, $6,050,876, and $91,729, respectively.

(g)	Security is considered illiquid. The aggregate value of such securities is $9,691 or 0.1% of total net assets. (h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

14

Summit Mutual Funds, Inc. – Pinnacle Series
BOND PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value	$27,562,654
Collateral for securities loaned,
at fair value	6,050,876
Cash	256
Receivables:
Interest and dividends	321,217
Securities sold	98,601
Prepaid expenses and other	1,005
34,034,609
LIABILITIES
Payables:
Payable upon return of securities loaned	6,050,876
Investment securities purchased	409,091
Shares Redeemed	12,210
Professional fees	8,941
Advisory fees	8,011
Fund accounting fees	4,826
Administration fees	2,259
Custodian fees	1,271
Directors’ fees	184
Other accrued expenses	3,255
6,500,924
NET ASSETS*
Paid-in capital	34,167,228
Accumulated undistributed net investment
income / (loss)	111,873
Accumulated net realized gain / (loss)
on investments	(6,257,774)
Net unrealized appreciation / (depreciation)
on investments	(487,642)
$27,533,685
Investments at cost	$28,050,296
Shares authorized ($.10 par value)	30,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$27,533,685	590,656	$46.62

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$215,068
	Post October Capital Loss Carryforward	$(31,527)
Capital Loss Carryforward
Expiring December 31:
2008	2009	2010	2012	2014
$(4,632,319)	$(119,441)	$(1,273,958)	$(75,650)	$(241,081)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$800,919
Dividends	7,972
Other income	2,728
811,619
EXPENSES
Advisory fees	65,918
Administration fees	14,025
Fund accounting fees	12,359
Professional fees	8,644
Transfer agent fees	5,189
Custodian fees	2,484
Directors’ fees	1,520
Shareholder reporting fees	956
Other expenses	1,505
112,600
Reimbursements and waivers	(7,412)
105,188
NET INVESTMENT INCOME / (LOSS)	706,431

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	141,004
Net change in unrealized appreciation /
(depreciation) on investments	(298,228)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(157,224)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$549,207

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
	Advisory	Administration	Expense	Reimbursements
	Fee	Fee	Limit(1)	and Waivers
	0.47%	0.10%	0.75%	$7,412

(1)	The adviser has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio’s total expense ratio exceeds .75%.

The accompanying notes are an integral part of the financial statements.

15

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
	For the
	Six Months	Fiscal
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$706,431	$1,502,162
Net realized gain / (loss) on investments	141,004	(271,614)
Net change in unrealized appreciation / (depreciation) on investments	(298,228)	218,274

	549,207	1,448,822

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(809,626)	(1,461,411)

	(809,626)	(1,461,411)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	1,598,067	2,205,561
Reinvestment of distributions	809,626	1,461,411
Payments for shares redeemed	(2,962,773)	(6,087,857)

	(555,080)	(2,420,885)

NET INCREASE / (DECREASE) IN NET ASSETS	(815,499)	(2,433,474)
NET ASSETS
Beginning of period	28,349,184	30,782,658

End of period	$27,533,685	$28,349,184

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$111,873	$215,068

FUND SHARE TRANSACTIONS
Sold	33,684	47,186
Reinvestment of distributions	17,191	31,501
Redeemed	(62,481)	(130,332)

Net increase / (decrease) from fund share transactions	(11,606)	(51,645)

TOTAL COST OF PURCHASES OF:
Common Stocks	$—	$208,555
U.S. Government Securities	3,441,982	4,426,366
Corporate Bonds	8,317,796	17,678,086
Asset Backed Securities	1,452,119	—

	$13,211,897	$22,313,007

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$36,167	$438,209
U.S. Government Securities	4,794,432	6,207,390
Corporate Bonds	8,246,586	18,009,936
Asset Backed Securities	115,524	—

	$13,192,709	$24,655,536

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$809,626	$1,461,411

	$809,626	$1,461,411

The accompanying notes are an integral part of the financial statements.

16

Summit Mutual Funds, Inc. – Pinnacle Series S&P 500 INDEX PORTFOLIO

Summit S&P 500 Index Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
20.11%	10.22%	6.69%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	December 29, 1995
Total Net Assets:	$320.31 Million
Number of Equity Holdings:	498
Median Cap Size:	$14,037 (in millions)
Average Price-to-book Ratio:	2.95 x
Dividend Yield:	1.80%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Exxon Mobil Corp. General Electric Co. AT&T, Inc. Citigroup, Inc. Microsoft Corp. Bank of America Corp. Procter & Gamble Co. American International Group, Inc. Chevron Corp. Pfizer, Inc.	3.49% 2.93% 1.91% 1.88% 1.86% 1.61% 1.42% 1.34% 1.34% 1.34%

17

Summit Mutual Funds, Inc. – Pinnacle Series S&P 500 INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”).

Strategy – The Summit Pinnacle S&P 500 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the period ended June 30, 2007, the Summit S&P 500 Index Portfolio’s total return was 6.76% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 6.96% total return for the S&P 500 Index. The difference of 0.20% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

“Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500”, “500”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

18

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$94.19		$82.85	$80.48	$73.21	$57.82	$75.15
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.75		1.40	1.17	1.16 (2)	0.81	0.69
Net realized and unrealized gains / (losses)	5.56		11.19	2.39	6.41	15.17	(17.53)

Total from Investment Activities	6.31		12.59	3.56	7.57	15.98	(16.84)
DISTRIBUTIONS:
Net investment income	(1.42)		(1.25)	(1.19)	(0.30)	(0.59)	(0.38)
Net realized gains	(0.16)		—	—	—	—	(0.11)
Total Distributions	(1.58)		(1.25)	(1.19)	(0.30)	(0.59)	(0.49)
Net asset value, end of period	$98.92		$94.19	$82.85	$80.48	$73.21	$57.82

Total return	6.76%		15.36%	4.52%	10.37%	27.98%	-22.55%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.39	%(3)	0.39%	0.39%	0.40%	0.52%	0.57%
Ratio of expenses to average net assets – gross	0.45	%(3)	0.43%	0.49%	0.51%	0.54%	0.61%
Ratio of net investment income / (loss)
to average net assets	1.55	%(3)	1.56%	1.49%	1.69%	1.25%	1.04%
Portfolio turnover rate	1.27%		3.42%	5.73%	1.59%	0.84%	10.51%

Net assets, end of period (000’s)	$320,312		$309,019	$290,666	$279,875	$79,766	$64,338

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Per share amounts are based on average shares outstanding.
(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

19

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

JUNE 30, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 99.1%
Consumer Discretionary - 10.4%
Abercrombie & Fitch Co. - Class A	2,110	$153,988
Amazon.Com, Inc. (a)	7,348	502,677
Apollo Group, Inc. (a)	3,373	197,084
Autonation, Inc. (a) (c)	3,577	80,268
Autozone, Inc. (a)	1,175	160,528
Bed Bath & Beyond, Inc. (a)	6,694	240,917
Best Buy Co., Inc.	9,570	446,632
Big Lots, Inc. (a)	2,588	76,139
The Black & Decker Corp.	1,625	143,504
Brunswick Corp.	2,146	70,024
Carnival Corp.	10,468	510,524
CBS Corporation	17,441	581,134
Centex Corp.	2,824	113,242
Circuit City Stores, Inc. (c)	3,387	51,076
Clear Channel Communications, Inc.	11,795	446,087
Coach, Inc. (a)	8,775	415,847
Comcast Corp. - Class A (a)	73,522	2,067,439
D.R. Horton, Inc.	6,452	128,588
Darden Restaurants, Inc.	3,152	138,656
Dillard’s, Inc. - Class A	1,491	53,572
The DIRECTV Group, Inc. (a)	18,306	423,052
Dollar General Corp.	7,374	161,638
Dow Jones & Co., Inc. (c)	1,488	85,486
E.W. Scripps Co. (c)	1,973	90,146
Eastman Kodak Co. (c)	6,798	189,188
eBay, Inc. (a)	26,867	864,580
Family Dollar Stores, Inc.	3,585	123,037
Ford Motor Co. (c)	44,722	421,281
Fortune Brands, Inc. (c)	3,537	291,343
Gannett Co., Inc.	5,550	304,972
The Gap, Inc.	12,466	238,101
General Motors Corp. (c)	13,371	505,424
Genuine Parts Co.	4,031	199,938
The Goodyear Tire & Rubber Co. (a) (c)	4,275	148,599
H&R Block, Inc.	7,700	179,949
Harley-Davidson, Inc.	6,087	362,846
Harman International Industries, Inc.	1,549	180,923
Harrah’s Entertainment, Inc.	4,454	379,748
Hasbro, Inc.	3,795	119,201
Hilton Hotels Corp.	9,192	307,656
The Home Depot, Inc.	46,729	1,838,786
IAC/InterActiveCorp (a) (c)	5,133	177,653
International Game Technology	7,994	317,362
Interpublic Group of Companies, Inc. (a) (c)	10,538	120,133
J.C. Penney Co., Inc.	5,373	388,898
Johnson Controls, Inc.	4,706	544,814
Jones Apparel Group, Inc.	2,564	72,433
KB Home (c)	1,817	71,535
Kohl’s Corp. (a)	7,729	548,991
Leggett & Platt, Inc.	4,196	92,522
Lennar Corp.	3,261	119,222
Limited Brands, Inc. (c)	8,089	222,043
Liz Claiborne, Inc. (c)	2,519	93,959
Lowe’s Companies, Inc.	36,008	1,105,086
Macys, Inc.	10,943	435,313
Marriott International, Inc. - Class A	7,793	336,969
Mattel, Inc.	9,112	230,442

	SHARES	VALUE
Consumer Discretionary - 10.4% (Continued)
McDonald’s Corp.	28,440	$1,443,614
The McGraw-Hill Cos., Inc.	8,391	571,259
Meredith Corp. (c)	921	56,734
New York Times Co. - Class A (c)	3,491	88,671
Newell Rubbermaid, Inc.	6,562	193,120
News Corp. - Class A	55,467	1,176,455
Nike, Inc. - Class B	8,936	520,879
Nordstrom, Inc.	5,264	269,096
Office Depot, Inc. (a)	6,536	198,041
OfficeMax, Inc.	1,716	67,439
Omnicom Group (c)	7,900	418,068
Polo Ralph Lauren Corp. (c)	1,500	147,165
Pulte Homes, Inc.	5,026	112,834
RadioShack Corp. (c)	3,266	108,235
Sears Holdings Corp. (a)	2,015	341,542
The Sherwin-Williams Co.	2,688	178,671
Snap-On, Inc.	1,462	73,846
The Stanley Works	1,705	103,494
Staples, Inc.	16,944	402,081
Starbucks Corp. (a)	17,746	465,655
Starwood Hotels & Resorts Worldwide, Inc.	5,079	340,649
Target Corp.	20,303	1,291,271
Tiffany & Co. (c)	3,199	169,739
Time Warner, Inc.	90,165	1,897,072
The TJX Companies, Inc.	10,759	295,873
Tribune Co.	1,777	52,244
VF Corp.	2,118	193,966
Viacom, Inc. - Class B (a)	16,361	681,108
The Walt Disney Co.	46,417	1,584,676
Wendy’s International, Inc. (c)	2,050	75,338
Whirlpool Corp. (c)	1,930	214,616
Wyndham Worldwide Corp. (a) (c)	4,464	161,865
Yum! Brands, Inc.	12,656	414,104
		33,180,615
Consumer Staples - 9.2%
Altria Group, Inc.	49,592	3,478,383
Anheuser-Busch Companies, Inc.	18,032	940,549
Archer-Daniels-Midland Co.	15,425	510,413
Avon Products, Inc.	10,426	383,155
Brown-Forman Corp. - Class B	1,864	136,221
Campbell Soup Co.	5,201	201,851
Clorox Co.	3,639	225,982
The Coca-Cola Co.	47,590	2,489,433
Coca-Cola Enterprises, Inc.	6,622	158,928
Colgate-Palmolive Co.	12,135	786,955
ConAgra Foods, Inc.	11,928	320,386
Constellation Brands, Inc. - Class A (a) (c)	4,798	116,495
Costco Wholesale Corp.	10,693	625,754
CVS Corp.	36,398	1,326,707
Dean Foods Co. (c)	3,049	97,172
The Estee Lauder Companies, Inc. (c)	2,748	125,061
General Mills, Inc.	8,193	478,635
The Hershey Co.	4,090	207,036
HJ Heinz Co.	7,677	364,427
Kellogg Co.	5,878	304,422
Kimberly-Clark Corp.	10,795	722,078
Kraft Foods, Inc.	38,790	1,367,347
The Kroger Co.	16,736	470,784

The accompanying notes are an integral part of the financial statements.

20

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Staples - 9.2% (Continued)
McCormick & Co., Inc.	3,077	$117,480
Molson Coors Brewing Co. - Class B	1,106	102,261
Pepsi Bottling Group, Inc.	3,107	104,644
PepsiCo, Inc.	38,708	2,510,214
Procter & Gamble Co.	74,588	4,564,040
Reynolds American, Inc. (c)	4,132	269,406
Safeway, Inc.	10,418	354,525
Sara Lee Corp.	17,343	301,768
Supervalu, Inc.	4,928	228,265
Sysco Corp.	14,585	481,159
Tyson Foods, Inc. - Class A	5,962	137,364
UST, Inc.	3,796	203,883
Walgreen Co.	23,661	1,030,200
Wal-Mart Stores, Inc.	58,124	2,796,346
Whole Foods Market, Inc. (c)	3,378	129,377
WM Wrigley Jr. Co.	5,157	285,234
		29,454,340
Energy - 10.6%
Anadarko Petroleum Corp.	10,949	569,238
Apache Corp.	7,823	638,279
Baker Hughes, Inc.	7,659	644,352
BJ Services Co.	7,000	199,080
Chesapeake Energy Corp. (c)	9,676	334,790
Chevron Corp.	51,031	4,298,851
ConocoPhillips	38,863	3,050,745
Devon Energy Corp.	10,505	822,436
El Paso Corp. (c)	16,503	284,347
ENSCO International, Inc.	3,567	217,623
EOG Resources, Inc.	5,854	427,693
Exxon Mobil Corp.	133,436	11,192,612
Halliburton Co.	21,619	745,855
Hess Corp.	6,388	376,636
Marathon Oil Corp.	16,348	980,226
Murphy Oil Corp.	4,527	269,085
Nabors Industries Ltd. (a) (c)	6,586	219,841
National Oilwell Varco, Inc. (a)	4,219	439,789
Noble Corp. (c)	3,180	310,114
Occidental Petroleum Corp.	19,813	1,146,776
Peabody Energy Corp. (c)	6,350	307,213
Rowan Companies, Inc. (c)	2,659	108,966
Schlumberger Ltd.	27,854	2,365,919
Smith International, Inc.	4,714	276,429
Spectra Energy Corp.	14,837	385,169
Sunoco, Inc.	2,941	234,339
Transocean, Inc. (a) (c)	6,957	737,303
Valero Energy Corp.	13,101	967,640
Weatherford International Ltd. (a)	7,993	441,533
Williams Companies, Inc. (c)	14,128	446,727
XTO Energy, Inc.	8,782	527,798
		33,967,404
Financials - 20.7%
ACE Ltd.	7,720	482,654
AFLAC, Inc.	11,631	597,833
The Allstate Corp.	14,624	899,522
AMBAC Financial Group, Inc.	2,419	210,913
American Express Co.	28,196	1,725,031
American International Group, Inc.	61,487	4,305,935
Ameriprise Financial, Inc. (c)	5,654	359,425

	SHARES	VALUE
Financials - 20.7% (Continued)
AON Corp.	7,053	$300,528
Apartment Investment & Management Co. (c)	2,343	118,134
Archstone-Smith Trust	5,160	305,008
Assurant, Inc.	2,370	139,640
Avalon Bay Communities, Inc.	1,780	211,606
Bank of America Corp.	105,684	5,166,891
The Bank of New York Co., Inc.	17,869	740,491
BB&T Corp.	12,795	520,501
The Bear Stearns Companies, Inc.	2,908	407,120
Boston Properties, Inc. (c)	2,769	282,798
Capital One Financial Corp. (c)	9,715	762,045
CB Richard Ellis Group, Inc. (a) (c)	4,400	160,600
The Charles Schwab Corp.	24,284	498,308
Chicago Mercantile Exchange Holdings, Inc.	850	454,206
Chubb Corp.	9,658	522,884
Cincinnati Financial Corp.	4,176	181,238
CIT Group, Inc.	4,574	250,792
Citigroup, Inc.	117,481	6,025,600
Comerica, Inc.	3,728	221,704
Commerce Bancorp, Inc. (c)	4,441	164,273
Compass Bancshares, Inc.	3,145	216,942
Countrywide Financial Corp.	13,934	506,501
Developers Diversified Realty Corp. (c)	3,060	161,293
E*Trade Financial Corp. (a)	10,099	223,087
Equity Residential	7,023	320,459
Fannie Mae	22,877	1,494,554
Federated Investors, Inc.	2,037	78,078
Fifth Third Bancorp	13,145	522,777
First Horizon National Corp. (c)	2,973	115,947
Franklin Resources, Inc. (c)	4,039	535,046
Freddie Mac	15,783	958,028
General Growth Properties, Inc. (a)	5,800	307,110
Genworth Financial, Inc.	10,423	358,551
Goldman Sachs Group, Inc.	9,721	2,107,027
Hartford Financial Services Group, Inc.	7,569	745,622
Host Marriott Corp. (c)	12,400	286,688
Hudson City Bancorp, Inc.	11,704	143,023
Huntington Bancshares, Inc.	5,568	126,616
Janus Capital Group, Inc. (c)	4,486	124,890
JPMorgan Chase & Co.	81,005	3,924,692
KeyCorp	9,361	321,363
Kimco Realty Corp.	5,101	194,195
Legg Mason, Inc.	3,140	308,913
Lehman Brothers Holdings, Inc.	12,432	926,433
Lincoln National Corp.	6,542	464,155
Loews Corp.	10,653	543,090
M&T Bank Corp.	1,904	203,538
Marsh & McLennan Companies, Inc.	13,076	403,787
Marshall & Ilsley Corp. (c)	6,053	288,304
MBIA, Inc. (c)	3,251	202,277
Mellon Financial Corp.	9,835	432,740
Merrill Lynch & Co., Inc.	20,903	1,747,073
Metlife, Inc.	17,789	1,147,035
MGIC Investment Corp. (c)	1,962	111,559
Moody’s Corp.	5,613	349,129
Morgan Stanley	25,166	2,110,924
National City Corp. (c)	13,906	463,348
Northern Trust Corp.	4,467	286,960
Plum Creek Timber Co., Inc. (c)	4,228	176,138

The accompanying notes are an integral part of the financial statements.

21

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE
Financials - 20.7% (Continued)
PNC Financial Services Group, Inc.	8,194	$586,527
Principal Financial Group, Inc.	6,331	369,034
The Progressive Corp.	17,593	421,000
Prologis	5,910	336,279
Prudential Financial, Inc.	11,083	1,077,600
Public Storage, Inc.	2,938	225,697
Regions Financial Corp.	17,297	572,531
Safeco Corp.	2,514	156,522
Simon Property Group, Inc.	5,240	487,530
SLM Corp.	9,707	558,929
Sovereign Bancorp, Inc. (c)	8,583	181,445
State Street Corp. (c)	9,497	649,595
SunTrust Banks, Inc.	8,457	725,103
Synovus Financial Corp.	7,781	238,877
T. Rowe Price Group, Inc. (c)	6,270	325,350
Torchmark Corp.	2,317	155,239
Travelers Companies, Inc.	15,971	854,449
UnumProvident Corp. (c)	8,098	211,439
US Bancorp	41,867	1,379,518
Vornado Realty Trust	3,119	342,591
Wachovia Corp.	45,034	2,307,993
Washington Mutual, Inc. (c)	21,014	896,037
Wells Fargo & Co.	79,840	2,807,973
XL Capital Ltd. - Class A	4,356	367,167
Zions Bancorporation (c)	2,588	199,043
		66,387,040
Health Care - 11.5%
Abbott Laboratories	36,464	1,952,647
Aetna, Inc.	12,201	602,729
Allergan, Inc.	7,386	425,729
AmerisourceBergen Corp.	4,478	221,527
Amgen, Inc. (a)	27,583	1,525,064
Applera Corp. - Applied Biosystems Group	4,341	132,574
Barr Pharmaceuticals, Inc. (a) (c)	2,560	128,589
Bausch & Lomb, Inc.	1,360	94,438
Baxter International, Inc.	15,359	865,326
Becton, Dickinson & Co. (c)	5,782	430,759
Biogen Idec, Inc. (a) (c)	6,752	361,232
Biomet, Inc.	5,789	264,673
Boston Scientific Corp. (a)	27,986	429,305
Bristol-Myers Squibb Co.	46,278	1,460,534
C.R. Bard, Inc.	2,497	206,327
Cardinal Health, Inc.	9,460	668,254
Celgene Corp. (a)	8,480	486,158
CIGNA Corp.	6,912	360,945
Coventry Health Care, Inc. (a)	3,769	217,283
Eli Lilly & Co.	23,319	1,303,066
Express Scripts, Inc. (a)	6,412	320,664
Forest Laboratories, Inc. (a)	7,563	345,251
Genzyme Corp. (a)	6,275	404,110
Gilead Sciences, Inc. (a)	21,940	850,614
Hospira, Inc. (a)	3,687	143,941
Humana, Inc. (a)	3,969	241,752
IMS Health, Inc.	4,612	148,184
Johnson & Johnson	68,390	4,214,192
King Pharmaceuticals, Inc. (a)	5,838	119,446
Laboratory Corp. Of America Holdings (a) (c)	2,894	226,484
Manor Care, Inc.	1,776	115,955
McKesson Corp.	7,068	421,536

	SHARES	VALUE
Health Care - 11.5% (Continued)
Medco Health Solutions, Inc. (a)	6,809	$531,034
Medtronic, Inc.	27,213	1,411,266
Merck & Co., Inc.	51,219	2,550,706
Millipore Corp. (a) (c)	1,304	97,917
Mylan Laboratories, Inc. (c)	5,072	92,260
Patterson Companies, Inc. (a)	3,345	124,668
PerkinElmer, Inc.	2,881	75,079
Pfizer, Inc.	167,469	4,282,182
Quest Diagnostics, Inc. (c)	3,753	193,842
Schering Plough Corp.	35,171	1,070,605
St. Jude Medical, Inc. (a)	8,139	337,687
Stryker Corp.	7,049	444,721
Tenet Healthcare Corp. (a) (c)	11,162	72,665
Thermo Electron Corp. (a)	9,938	513,993
UnitedHealth Group, Inc.	31,998	1,636,378
Varian Medical Systems, Inc. (a)	3,100	131,781
Waters Corp. (a)	2,400	142,464
Watson Pharmaceuticals, Inc. (a)	2,460	80,024
Wellpoint, Inc. (a)	14,474	1,155,459
Wyeth	31,811	1,824,043
Zimmer Holdings, Inc. (a)	5,700	483,873
		36,941,935
Industrials - 11.3%
3M Co.	17,352	1,505,980
Allied Waste Industries, Inc. (a) (c)	5,518	74,272
American Standard Cos., Inc.	4,130	243,587
Avery Dennison Corp. (c)	2,166	143,996
Boeing Co.	18,651	1,793,480
Burlington Northern Santa Fe Corp.	8,578	730,331
C.H. Robinson Worldwide, Inc.	4,089	214,754
Caterpillar, Inc.	15,248	1,193,918
Cintas Corp.	3,208	126,491
Cooper Industries Ltd. - Class A	4,315	246,343
CSX Corp.	10,392	468,471
Cummins, Inc.	2,352	238,046
Danaher Corp.	5,682	428,991
Deere & Co. (c)	5,360	647,166
Dover Corp.	4,919	251,607
Eaton Corp.	3,455	321,315
Emerson Electric Co.	18,851	882,227
Equifax, Inc.	2,951	131,083
FedEx Corp.	7,354	816,073
Fluor Corp.	2,113	235,325
General Dynamics Corp.	9,588	749,973
General Electric Co.	245,071	9,381,318
Goodrich Corp.	2,987	177,906
Honeywell International, Inc.	18,907	1,064,086
Illinois Tool Works, Inc.	9,772	529,545
Ingersoll-Rand Company Ltd. - Class A	7,318	401,173
ITT Corp.	4,299	293,536
L-3 Communications Holdings, Inc.	3,001	292,267
Lockheed Martin Corp.	8,388	789,562
Masco Corp. (c)	9,258	263,575
Monster Worldwide, Inc. (a)	3,080	126,588
Norfolk Southern Corp.	9,480	498,364
Northrop Grumman Corp.	8,289	645,464
Paccar, Inc. (c)	5,866	510,577
Pall Corp. (c)	2,907	133,693
Parker Hannifin Corp. (c)	2,737	267,980

The accompanying notes are an integral part of the financial statements.

22

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Industrials - 11.3% (Continued)
Pitney Bowes, Inc. (c)	5,207	$243,792
Precision Castparts Corp.	3,160	383,498
Raytheon Co.	10,548	568,432
Robert Half International, Inc.	3,970	144,905
Rockwell Automation, Inc.	3,916	271,927
Rockwell Collins, Inc. (c)	3,976	280,865
RR Donnelley & Sons Co.	5,207	226,557
Ryder System, Inc. (c)	1,519	81,722
Southwest Airlines Co.	18,644	277,982
Terex Corp. (a)	2,490	202,437
Textron, Inc.	2,962	326,146
Tyco International Ltd. (c)	46,738	1,579,277
Union Pacific Corp.	6,484	746,633
United Parcel Service, Inc. - Class B	25,209	1,840,257
United Technologies Corp.	23,546	1,670,118
W.W. Grainger, Inc.	1,692	157,441
Waste Management, Inc.	12,601	492,069
		36,313,121
Information Technology - 15.0%
Adobe Systems, Inc. (a)	13,933	559,410
Advanced Micro Devices, Inc. (a) (c)	13,038	186,443
Affiliated Computer Services, Inc. - Class A (a)	2,409	136,638
Agilent Technologies, Inc. (a)	9,545	366,910
Altera Corp. (c)	8,430	186,556
Analog Devices, Inc.	7,887	296,867
Apple, Inc. (a)	20,363	2,485,101
Applied Materials, Inc.	33,010	655,909
Autodesk, Inc. (a)	5,477	257,857
Automatic Data Processing, Inc.	13,004	630,304
Avaya, Inc. (a)	9,906	166,817
BMC Software, Inc. (a)	4,898	148,409
Broadcom Corp. - Class A (a)	10,931	319,732
CA, Inc.	9,811	253,418
Ciena Corp. (a)	2,028	73,272
Cisco Systems, Inc. (a)	144,841	4,033,822
Citrix Systems, Inc. (a) (c)	4,269	143,737
Cognizant Technology Solutions Corp. (a)	3,430	257,559
Computer Sciences Corp. (a)	4,161	246,123
Compuware Corp. (a)	7,670	90,966
Convergys Corp. (a)	3,232	78,344
Corning, Inc. (a)	37,110	948,160
Dell, Inc. (a)	53,703	1,533,221
Electronic Arts, Inc. (a)	7,382	349,316
Electronic Data Systems Corp.	12,161	337,225
EMC Corp. (a)	49,852	902,321
Fidelity National Information Services, Inc.	3,846	208,761
First Data Corp.	17,794	581,330
Fiserv, Inc. (a)	4,031	228,961
Google, Inc. (a)	5,145	2,692,790
Hewlett-Packard Co.	62,424	2,785,359
Intel Corp.	137,984	3,278,500
International Business Machines Corp.	32,555	3,426,414
Intuit, Inc. (a)	8,099	243,618
Jabil Circuit, Inc.	4,296	94,813
JDS Uniphase Corp. (a) (c)	4,991	67,029
Juniper Networks, Inc. (a)	13,452	338,587
Kla-Tencor Corp.	4,800	263,760
Lexmark International, Inc. - Class A (a)	2,339	115,336
Linear Technology Corp. (c)	6,213	224,786

	SHARES	VALUE
Information Technology - 15.0% (Continued)
LSI Logic Corp. (a)	18,074	$135,736
Maxim Integrated Products, Inc.	7,581	253,281
MEMC Electronic Materials, Inc. (a)	5,300	323,936
Micron Technology, Inc. (a)	17,685	221,593
Microsoft Corp.	201,748	5,945,514
Molex, Inc. (c)	3,422	102,694
Motorola, Inc.	56,520	1,000,404
National Semiconductor Corp.	6,708	189,635
NCR Corp. (a)	4,232	222,349
Network Appliance, Inc. (a)	8,774	256,201
Novell, Inc. (a)	8,012	62,413
Novellus Systems, Inc. (a)	2,973	84,344
Nvidia Corp. (a)	8,417	347,706
Oracle Corp. (a)	94,345	1,859,540
Paychex, Inc.	8,064	315,464
QLogic Corp. (a)	3,759	62,587
Qualcomm, Inc.	39,163	1,699,283
SanDisk Corp. (a) (c)	5,299	259,333
Solectron Corp. (a)	21,432	78,870
Sun Microsystems, Inc. (a)	84,043	442,066
Symantec Corp. (a)	21,862	441,612
Tektronix, Inc. (c)	2,020	68,155
Tellabs, Inc. (a)	10,335	111,205
Teradyne, Inc. (a) (c)	4,535	79,725
Texas Instruments, Inc.	34,110	1,283,559
Unisys Corp. (a)	8,168	74,655
VeriSign, Inc. (a)	5,796	183,907
The Western Union Co.	18,251	380,168
Xerox Corp. (a)	22,425	414,414
Xilinx, Inc.	7,843	209,957
Yahoo!, Inc. (a)	28,851	782,728
		48,087,515
Materials - 3.2%
Air Products & Chemicals, Inc.	5,114	411,012
Alcoa, Inc.	20,542	832,567
Allegheny Technologies, Inc. (c)	2,437	255,593
Ashland, Inc.	1,366	87,356
Ball Corp.	2,525	134,254
Bemis Co.	2,530	83,945
Consol Energy, Inc. (c)	4,315	198,965
The Dow Chemical Co.	22,671	1,002,512
Eastman Chemical Co.	1,972	126,859
Ecolab, Inc.	4,207	179,639
EI Du Pont de Nemours & Co.	21,843	1,110,498
Freeport-McMoRan Copper & Gold, Inc. - Class B	8,858	733,620
Hercules, Inc. (a)	2,743	53,900
International Flavors & Fragrances, Inc.	1,907	99,431
International Paper Co.	10,701	417,874
MeadWestvaco Corp.	4,314	152,370
Monsanto Co.	12,846	867,619
Newmont Mining Corp.	10,657	416,262
Nucor Corp.	7,215	423,160
Pactiv Corp. (a)	3,179	101,378
PPG Industries, Inc.	3,876	295,002
Praxair, Inc.	7,577	545,468
Rohm & Haas Co.	3,365	183,998
Sealed Air Corp.	3,813	118,279
Sigma-Aldrich Corp.	3,122	133,216
Temple-Inland, Inc.	2,487	153,025

The accompanying notes are an integral part of the financial statements.

23

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE
Materials - 3.2% (Continued)
United States Steel Corp.	2,725	$296,344
Vulcan Materials Co. (c)	2,247	257,371
Weyerhaeuser Co.	4,990	393,861
		10,065,378
Telecommunication Services - 3.7%
Alltel Corp.	8,515	575,188
AT&T, Inc.	147,554	6,123,491
CenturyTel, Inc.	2,633	129,149
Citizens Communications Co. (c)	7,844	119,778
Embarq Corp.	3,597	227,942
Qwest Communications International, Inc. (a) (c)	37,066	359,540
Sprint Nextel Corp.	68,589	1,420,478
Verizon Communications, Inc.	68,763	2,830,973
Windstream Corp.	11,274	166,404
		11,952,943
Utilities - 3.5%
The AES Corp. (a)	15,696	343,428
Allegheny Energy, Inc. (a)	3,937	203,700
Ameren Corp. (c)	4,950	242,599
American Electric Power Co., Inc.	9,374	422,205
Centerpoint Energy, Inc. (c)	7,505	130,587
CMS Energy Corp. (c)	5,334	91,745
Consolidated Edison, Inc.	5,921	267,156
Constellation Energy Group, Inc.	4,316	376,226
Dominion Resources, Inc.	8,246	711,712
DTE Energy Co. (c)	4,185	201,801
Duke Energy Corporation	29,707	543,638
Dynegy Inc Del (a)	7,604	71,782
Edison International	7,700	432,124
Entergy Corp.	4,684	502,827
Exelon Corp.	15,843	1,150,202
FirstEnergy Corp.	7,624	493,502
FPL Group, Inc.	9,579	543,512
Integrys Energy Group, Inc.	1,780	90,299
KeySpan Corp. (c)	4,217	177,030
Nicor, Inc. (c)	1,117	47,942
NiSource, Inc.	6,474	134,077
PG&E Corp.	8,365	378,934
Pinnacle West Capital Corp.	2,391	95,281
PPL Corp.	9,171	429,111

	SHARES	VALUE
Utilities - 3.5% (Continued)
Progress Energy, Inc. (c)	6,096	$277,917
Public Service Enterprise Group, Inc.	6,061	532,035
Questar Corp.	4,160	219,856
Sempra Energy	6,250	370,187
The Southern Co. (c)	17,690	606,590
TECO Energy, Inc. (c)	5,032	86,450
TXU Corp.	10,854	730,474
Xcel Energy, Inc. (c)	9,640	197,331
		11,102,260
TOTAL COMMON STOCKS
(Cost $212,997,101)		$317,452,551
SHORT TERM INVESTMENTS (e) - 1.0%
Money Market Funds - 0.9%
Northern Institutional Diversified Assets Portfolio		2,989,065

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 0.1%
4.553%, 09/13/2007	$250,000	$247,697
TOTAL SHORT TERM INVESTMENTS
(Cost $3,236,726)		3,236,762
Total Investments (Cost $216,233,827) (b) - 100.1%		320,689,313
Northern Institutional Liquid Assets Portfolio (d) - 5.9%		18,756,681
Liabilities in Excess of Other Assets - (6.0)%		(19,133,874)
TOTAL NET ASSETS - 100.0%		$320,312,120

(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $216,892,946 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $111,776,057, and ($7,979,690), respectively, with a net appreciation / (depreciation) of $103,796,367.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $22,074,895, $18,756,681, and $4,035,674, respectively.

(e)
Securities and other assets with an aggregate value of $3,030,800 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P 500 Index (09/07)	8	$1,636

The accompanying notes are an integral part of the financial statements.

24

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$320,689,313
Collateral for securities loaned,
at fair value	18,756,681
Receivables:
Securities sold	195,683
Shares sold	84,226
Interest and dividends	355,972
Prepaid expenses and other	9,834
340,091,709
LIABILITIES
Payables:
Payable upon return of securities loaned	18,756,681
Payable for securites purchased	513,934
Shares redeemed	263,568
Variation margin	1,458
Bank overdraft	275
Advisory fees	65,691
Royalty fees	87,715
Administration fees	27,529
Professional fees	25,955
Fund accounting fees	11,624
Custodian fees	7,722
Directors’ fees	1,724
Other accrued expenses	15,713
19,779,589
NET ASSETS*
Paid-in capital	216,140,993
Accumulated undistributed net investment
income / (loss)	1,687,356
Accumulated net realized gain / (loss)
on investments and futures contracts	(1,973,351)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	104,457,122
$320,312,120
Investments at cost	$216,233,827
Shares authorized ($.10 par value)	30,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$320,312,120	3,237,967	$98.92

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$4,066,900
	Undistributed long-term gains	$341,838
	Unrealized appreciation	$87,742,506
	Post October capital loss carryforward	$(371,049)
Capital Loss Carryforward
Expiring December 31:
2010	2013
$(1,959,815)	$(1,007,717)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$6,086
Dividends	3,017,959
Other income	10,167
3,034,212
EXPENSES
Advisory fees	390,692
Administration fees	156,277
Professional fees	28,889
Directors’ fees	20,412
Custodian fees	14,688
Fund accounting fees	36,894
Royalty fee	19,336
Shareholder reporting fees	12,264
Transfer agent fees	8,774
Other expenses	14,582
702,808
Reimbursements and waivers	(93,326)
609,482
NET INVESTMENT INCOME / (LOSS)	2,424,730

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	1,933,687
Net realized gain / (loss) on futures contracts	91,523
2,025,210
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	16,054,693

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	18,079,903

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS	$20,504,633

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
	Advisory	Administration	Expense	Reimbursements
	Fee	Fee	Limit(1)	and Waivers
	0.25%	0.10%	0.55%	$93,326

(1)
The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.39% of the average daily net assets of the Portfolio until December 31, 2007.

The accompanying notes are an integral part of the financial statements.

25

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	S&P 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	Fiscal
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$2,424,730	$4,624,747
Net realized gain / (loss) on investments and futures	2,025,210	119,132
Net change in unrealized appreciation / (depreciation) on investments	16,054,693	37,598,822

	20,504,633	42,342,701

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(4,633,890)	(4,336,685)
Net realized gain on investments	(512,279)	—

	(5,146,169)	(4,336,685)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	10,055,141	18,021,377
Reinvestment of distributions	5,146,169	4,336,685
Payments for shares redeemed	(19,266,796)	(42,010,623)

	(4,065,486)	(19,652,561)

NET INCREASE / (DECREASE) IN NET ASSETS	11,292,978	18,353,455
NET ASSETS
Beginning of period	309,019,142	290,665,687

End of period	$320,312,120	$309,019,142

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,687,356	$3,896,516

FUND SHARE TRANSACTIONS
Sold	$104,665	206,398
Reinvestment of distributions	54,216	51,092
Redeemed	(201,690)	(484,937)

Net increase / (decrease) from fund share transactions	(42,809)	(227,447)

TOTAL COST OF PURCHASES OF:
Common Stocks	$3,942,049	$10,049,182

	$3,942,049	$10,049,182

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$13,946,992	$25,577,773

	$13,946,992	$25,577,773

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$4,804,301	$4,336,685
Long-term capital gains	341,868	—

	$5,146,169	$4,336,685

The accompanying notes are an integral part of the financial statements.

26

Summit Mutual Funds, Inc. – Pinnacle Series S&P MIDCAP 400 INDEX PORTFOLIO

Summit S&P 400 Index Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
17.83%	13.49%	10.81%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$163.3 Million
Number of Equity Holdings:	401
Median Cap Size:	$3,021 (in millions)
Average Price-to-book Ratio:	2.65 x
Dividend Yield:	1.14%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Noble Energy, Inc. Expeditors International Washington, Inc. Microchip Technology, Inc. Lyondell Chemical Co. Cameron International Corp. Manpower, Inc. Southwestern Energy Co. Harris Corp. Everest Re Group Ltd. Lam Research Corp.	0.84% 0.70% 0.63% 0.63% 0.62% 0.62% 0.60% 0.58% 0.55% 0.55%

27

Summit Mutual Funds, Inc. – Pinnacle Series S&P MIDCAP 400 INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s MidCap 400 Composite Stock Index (the “Index”).

Strategy – The Summit Pinnacle S&P MidCap 400 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the period ended June 30, 2007, the Summit S&P MidCap 400 Index Portfolio’s total return was 11.65% (before the impact of any product or contract-level fees). This compares to an 11.98% total return for the S&P MidCap 400 Index. The difference of 0.33% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

28

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Fiscal Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$69.23		$66.08	$60.76	$52.62	$39.29	$46.70
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.43		0.67	0.52	0.35 (2)	0.29	0.22
Net realized and unrealized gains / (losses)	7.49		5.64	6.50	7.93	13.28	(7.25)
Total from Investment Activities	7.92		6.31	7.02	8.28	13.57	(7.03)

DISTRIBUTIONS:
Net investment income	(0.66)		(0.59)	(0.33)	(0.14)	(0.24)	(0.23)
Net realized gains	(2.99)		(2.57)	(1.37)	—	—	(0.15)
Total Distributions	(3.65)		(3.16)	(1.70)	(0.14)	(0.24)	(0.38)
Net asset value, end of period	$73.50		$69.23	$66.08	$60.76	$52.62	$39.29

Total return	11.65%		9.72%	11.94%	15.76%	34.74%	-15.15%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (1)	0.53	%(3)	0.52%	0.54%	0.56%	0.60%	0.60%
Ratio of expenses to average net assets – gross	0.53	%(3)	0.52%	0.54%	0.56%	0.67%	0.81%
Ratio of net investment income / (loss)
to average net assets	1.24	%(3)	1.15%	0.91%	0.68%	0.58%	0.53%
Portfolio turnover rate	10.15%		14.35%	19.07%	15.08%	8.54%	27.73%
Net assets, end of period (000’s)	$163,302		$144,136	$127,372	$99,775	$39,944	$23,180

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Per share amounts are based on average shares outstanding.
(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

29

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

JUNE 30, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 95.1%
Consumer Discretionary - 13.4%
99 Cents Only Stores (a) (c)	6,034	$79,106
Advance Auto Parts, Inc.	13,677	554,329
Aeropostale, Inc. (a) (c)	6,803	283,549
American Eagle Outfitters, Inc. (c)	25,978	666,595
American Greetings Corp. - Class A	7,366	208,679
AnnTaylor Stores Corp. (a)	8,357	296,005
Applebee’s International, Inc.	9,619	231,818
ArvinMeritor, Inc. (c)	9,227	204,839
Barnes & Noble, Inc.	6,622	254,748
Beazer Homes USA, Inc. (c)	5,067	125,003
Belo Corp.	11,391	234,541
Blyth, Inc.	3,221	85,614
Bob Evans Farms, Inc.	4,634	170,763
Borders Group, Inc. (c)	7,657	145,942
BorgWarner, Inc. (c)	7,500	645,300
Boyd Gaming Corp. (c)	5,528	271,922
Brinker International, Inc.	14,785	432,757
Callaway Golf Co. (c)	8,044	143,264
Career Education Corp. (a)	12,280	414,696
Carmax, Inc. (a)	27,801	708,925
Catalina Marketing Corp.	4,738	149,247
CBRL Group, Inc. (c)	3,222	136,871
Charming Shoppes (a) (c)	15,952	172,760
The Cheesecake Factory, Inc. (a) (c)	9,376	229,900
Chico’s FAS, Inc. (a)	22,748	553,686
Coldwater Creek, Inc. (a) (c)	7,807	181,357
Corinthian Colleges, Inc. (a)	11,186	182,220
DeVry, Inc.	7,712	262,362
Dick’s Sporting Goods, Inc. (a) (c)	4,866	283,055
Dollar Tree Stores, Inc. (a)	13,267	577,778
Entercom Communications Corp. (c)	3,629	90,326
Foot Locker, Inc.	20,145	439,161
Furniture Brands International, Inc. (c)	6,257	88,849
GameStop Corp. (a)	19,630	767,533
Gentex Corp. (c)	18,500	364,265
Hanesbrands, Inc. (a)	12,484	337,443
Harte-Hanks, Inc.	6,139	157,650
Hovnanian Enterprises, Inc. - Class A (a) (c)	4,732	78,220
International Speedway Corp. - Class A	4,623	243,678
ITT Educational Services, Inc. (a)	4,146	486,657
John Wiley & Sons, Inc.	5,720	276,219
Laureate Education, Inc. (a)	6,656	410,409
Lear Corp. (a)	9,893	352,290
Lee Enterprises, Inc.	5,957	124,263
MDC Holdings, Inc. (c)	4,507	217,959
Media General, Inc. - Class A (c)	3,123	103,902
Modine Manufacturing Co.	4,255	96,163
Mohawk Industries, Inc. (a) (c)	6,947	700,188
NetFlix, Inc. (a) (c)	7,825	151,727
NVR, Inc. (a) (c)	620	421,445
O’Reilly Automotive, Inc. (a)	14,670	536,188
Pacific Sunwear Of California, Inc. (a) (c)	8,959	197,098
Payless Shoesource, Inc. (a)	8,547	269,658
PetSmart, Inc.	17,568	570,082
Phillips-Van Heusen	7,130	431,864
Regis Corp.	5,814	222,385
Rent-A-Center, Inc. (a)	9,100	238,693
Ross Stores, Inc.	18,080	556,864

	SHARES	VALUE
Consumer Discretionary - 13.4% (Continued)
Ruby Tuesday, Inc. (c)	6,955	$183,125
Ryland Group, Inc. (c)	5,510	205,909
Saks, Inc.	17,967	383,595
Scholastic Corp. (a) (c)	3,358	120,687
Scientific Games Corp. - Class A (a) (c)	8,684	303,506
Sotheby’s Holdings (c)	7,404	340,732
Thor Industries, Inc. (c)	4,545	205,161
Timberland Co. (a) (c)	6,503	163,811
Toll Brothers, Inc. (a) (c)	16,406	409,822
Tupperware Corp. (c)	7,905	227,190
Urban Outfitters, Inc. (a) (c)	14,500	348,435
Valassis Communications, Inc. (a) (c)	6,197	106,526
The Washington Post Co. - Class B	708	549,472
Westwood One, Inc. (c)	9,060	65,141
Williams-Sonoma, Inc. (c)	14,509	458,194
		21,890,116
Consumer Staples - 2.7%
Alberto-Culver Co.	10,531	249,795
BJ’s Wholesale Club, Inc. (a) (c)	8,324	299,914
Church & Dwight, Inc. (c)	8,489	411,377
Energizer Holdings, Inc. (a)	7,267	723,793
Hansen Natural Corp. (a) (c)	7,877	338,554
Hormel Foods Corp.	9,456	353,182
The JM Smucker Co.	7,326	466,373
Lancaster Colony Corp.	3,027	126,801
NBTY, Inc. (a)	7,150	308,880
PepsiAmericas, Inc.	7,829	192,280
Ruddick Corp. (c)	4,654	140,179
Smithfield Foods, Inc. (a) (c)	15,057	463,605
Tootsie Roll Industries, Inc. (c)	3,513	97,345
Universal Corp.	3,362	204,813
		4,376,891
Energy - 8.4%
Arch Coal, Inc. (c)	18,426	641,225
Cameron International Corp. (a)	14,222	1,016,446
Cimarex Energy Co.	10,772	424,525
Denbury Resources, Inc. (a)	15,591	584,662
Encore Acquisition Co. (a) (c)	6,868	190,930
FMC Technologies, Inc. (a)	8,413	666,478
Forest Oil Corp. (a) (c)	9,788	413,641
Frontier Oil Corp.	14,139	618,864
Grant Prideco, Inc. (a)	16,561	891,479
Hanover Compressor Co. (a) (c)	13,538	322,881
Helmerich & Payne, Inc. (c)	13,360	473,211
Newfield Exploration Co. (a)	16,818	766,060
Noble Energy, Inc.	22,046	1,375,450
Overseas Shipholding Group, Inc.	3,200	260,480
Patterson-UTI Energy, Inc.	20,253	530,831
Pioneer Natural Resources Co.	15,990	778,873
Plains Exploration & Production Co. (a)	9,372	448,075
Pogo Producing Co. (c)	7,567	384,328
Pride International, Inc. (a)	21,393	801,382
Quicksilver Resources, Inc. (a) (c)	7,170	319,639
Southwestern Energy Co. (a)	21,862	972,859
Superior Energy Services (a)	10,432	416,445
Tidewater, Inc. (c)	7,435	526,993
		13,825,757

The accompanying notes are an integral part of the financial statements.

30

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Financials - 15.9%
AG Edwards, Inc.	9,738	$823,348
AMB Property Corp.	12,800	681,216
American Financial Group, Inc.	9,068	309,672
AmeriCredit Corp. (a) (c)	15,191	403,321
Arthur J. Gallagher & Co. (c)	12,733	354,996
Associated Banc-Corp	16,889	552,270
Astoria Financial Corp.	10,926	273,587
Bank of Hawaii Corp.	6,434	332,252
Broadridge Financial Solutions, Inc.	17,730	338,998
Brown & Brown, Inc.	14,909	374,812
Cathay General Bancorp (c)	6,699	224,684
City National Corp.	5,181	394,222
The Colonial BancGroup, Inc.	19,778	493,857
Commerce Group, Inc.	6,200	215,264
Cousins Properties, Inc. (c)	5,600	162,456
Cullen/Frost Bankers, Inc.	7,752	414,499
Eaton Vance Corp.	16,364	722,962
Equity One, Inc. (c)	4,838	123,611
Everest Re Group Ltd.	8,296	901,277
Fidelity National Title Group, Inc. (c)	28,663	679,313
First American Corp. (c)	12,482	617,859
First Community Bancorp Inc/Rancho Santa Fe CA (a)	3,350	191,654
First Niagara Financial Group, Inc.	14,139	185,221
FirstMerit Corp. (c)	10,373	217,107
GATX Corp. (c)	6,862	337,953
Greater Bay Bancorp	6,602	183,800
Hanover Insurance Group Inc	6,634	323,673
HCC Insurance Holdings, Inc. (c)	14,482	483,844
Highwoods Properties, Inc. (c)	7,283	273,112
Horace Mann Educators Corp. (c)	5,593	118,795
Hospitality Properties Trust	12,145	503,896
IndyMac Bancorp, Inc. (c)	9,361	273,060
Jefferies Group, Inc.	13,608	367,144
Leucadia National Corp. (c)	21,007	740,497
Liberty Property Trust (c)	11,827	519,560
The Macerich Co.	9,313	767,577
Mack-Cali Realty Corp.	8,774	381,581
Mercury General Corp.	4,601	253,561
Nationwide Health Properties, Inc. (c)	11,498	312,746
New York Community Bancorp, Inc. (c)	35,465	603,614
Nuveen Investments, Inc. (c)	10,264	637,908
Ohio Casualty Corp.	7,760	336,086
Old Republic International Corp.	29,962	636,992
The PMI Group, Inc.	11,241	502,135
Potlatch Corp. (c)	5,030	216,542
Protective Life Corp.	9,058	433,063
Radian Group, Inc.	10,345	558,630
Raymond James Financial, Inc.	11,973	369,966
Rayonier, Inc.	9,995	451,174
Regency Centers Corp.	8,956	631,398
SEI Investments Co. (c)	16,404	476,372
Stancorp Financial Group, Inc.	6,929	363,634
SVB Financial Group (a) (c)	4,465	237,136
TCF Financial Corp. (c)	14,513	403,461
UDR, Inc. (c)	17,542	461,355
Unitrin, Inc.	5,204	255,933
Waddell & Reed Financial, Inc.	10,858	282,417
Washington Federal, Inc.	11,323	275,262
Webster Financial Corp.	7,312	312,003

	SHARES	VALUE
Financials - 15.9% (Continued)
Weingarten Realty Investors (c)	9,777	$401,835
Westamerica Bancorporation (c)	3,926	173,686
Wilmington Trust Corp. (c)	8,864	367,945
WR Berkley Corp.	21,961	714,611
		25,932,415
Health Care - 11.3%
Advanced Medical Optics, Inc. (a) (c)	7,722	269,343
Affymetrix, Inc. (a) (c)	8,831	219,804
Apria Healthcare Group, Inc. (a)	5,610	161,400
Beckman Coulter, Inc.	7,979	516,082
Cephalon, Inc. (a) (c)	8,501	683,395
Cerner Corp. (a) (c)	8,478	470,275
Charles River Laboratories International, Inc. (a)	8,667	447,391
Community Health Systems, Inc. (a)	12,166	492,115
Covance, Inc. (a)	8,283	567,882
Cytyc Corp. (a)	14,850	640,183
Dentsply International, Inc.	19,676	752,804
Edwards Lifesciences Corp. (a)	7,491	369,606
Endo Pharmaceuticals Holdings, Inc. (a)	16,949	580,164
Gen-Probe, Inc. (a)	6,766	408,802
Health Management Associates, Inc. - Class A (c)	31,353	356,170
Health Net, Inc. (a)	14,481	764,597
Henry Schein, Inc. (a)	11,381	608,087
Hillenbrand Industries, Inc. (c)	7,963	517,595
Intuitive Surgical, Inc. (a)	4,807	667,067
Invitrogen Corp. (a)	6,092	449,285
Kindred Healthcare, Inc. (a) (c)	4,100	125,952
LifePoint Hospitals, Inc. (a)	7,421	287,044
Lincare Holdings, Inc. (a)	11,326	451,341
Matthews International Corp. (c)	4,110	179,237
Medicis Pharmaceutical (c)	7,193	219,674
Millennium Pharmaceuticals, Inc. (a)	41,107	434,501
Mine Safety Appliances Co. (c)	3,870	169,351
Omnicare, Inc. (c)	15,715	566,683
Par Pharmaceutical Companies, Inc. (a) (c)	4,654	131,382
PDL BioPharma, Inc. (a) (c)	14,912	347,450
Perrigo Co. (c)	9,822	192,315
Pharmaceutical Product Development, Inc.	13,432	514,043
Psychiatric Solutions, Inc. (a) (c)	6,947	251,898
Resmed, Inc. (a) (c)	9,934	409,877
Sepracor, Inc. (a)	14,254	584,699
STERIS Corp. (c)	8,396	256,918
Techne Corp. (a)	5,103	291,943
Triad Hospitals, Inc. (a) (c)	11,431	614,531
Universal Health Services, Inc.	6,974	428,901
Valeant Pharmaceuticals International	12,215	203,868
Varian, Inc. (a)	3,958	217,017
VCA Antech, Inc. (a) (c)	10,831	408,220
Ventana Medical Systems (a) (c)	4,277	330,484
Vertex Pharmaceuticals, Inc. (a) (c)	16,379	467,784
WellCare Health Plans, Inc. (a) (c)	4,293	388,559
		18,415,719
Industrials - 14.5%
AGCO Corp. (a)	11,823	513,236
Airtran Holdings, Inc. (a) (c)	11,816	129,031
Alaska Air Group, Inc. (a) (c)	5,214	145,262
Alexander & Baldwin, Inc. (c)	5,549	294,707
Alliant Techsystems, Inc. (a) (c)	4,268	423,172

The accompanying notes are an integral part of the financial statements.

31

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

	SHARES	VALUE
Industrials - 14.5% (Continued)
Ametek, Inc.	13,755	$545,798
Avis Budget Group, Inc. (a)	13,102	372,490
The Brink’s Co.	6,283	388,855
Carlisle Companies., Inc. (c)	7,907	367,755
ChoicePoint, Inc. (a)	9,908	420,595
Con-way Inc.	5,925	297,672
Copart, Inc. (a)	9,214	281,856
The Corporate Executive Board Co.	4,970	322,603
Crane Co.	6,589	299,470
Deluxe Corp.	6,679	271,234
Donaldson Co, Inc. (c)	8,917	316,999
DRS Technologies, Inc. (c)	5,242	300,209
Dun & Bradstreet Corp.	7,762	799,331
Dycom Industries, Inc. (a) (c)	5,262	157,755
Expeditors International Washington, Inc.	27,696	1,143,845
Fastenal Co. (c)	16,237	679,681
Federal Signal Corp. (c)	6,168	97,825
Flowserve Corp.	7,268	520,389
Graco, Inc.	8,624	347,375
Granite Construction, Inc. (c)	4,390	281,750
Harsco Corp.	10,884	565,968
Herman Miller, Inc.	8,349	263,828
HNI Corp. (c)	6,261	256,701
Hubbell, Inc. - Class B (c)	7,764	420,964
Jacobs Engineering Group, Inc. (a)	15,314	880,708
JB Hunt Transport Services, Inc. (c)	13,315	390,396
JetBlue Airways Corp. (a) (c)	23,052	270,861
Joy Global, Inc.	14,159	825,894
Kbr, Inc. (a)	21,730	569,978
Kelly Services, Inc. (c)	2,788	76,559
Kennametal, Inc.	5,003	410,396
Korn/Ferry International (a)	6,178	162,234
Lincoln Electric Holdings, Inc.	5,538	411,141
Manpower, Inc.	11,017	1,016,208
MSC Industrial Direct Co., Inc. Class A	6,918	380,490
Navigant Consulting, Inc. (a) (c)	5,708	105,941
Nordson Corp. (c)	4,357	218,547
Oshkosh Truck Corp. (c)	9,572	602,270
Pentair, Inc. (c)	12,949	499,443
Quanta Services, Inc. (a) (c)	15,307	469,466
Republic Services, Inc.	21,822	668,626
Rollins, Inc.	3,885	88,461
Roper Industries, Inc.	11,373	649,398
Sequa Corp. (a) (c)	896	100,352
SPX Corp.	7,332	643,823
Stericycle, Inc. (a)	11,472	510,045
Strayer Education, Inc. (c)	1,770	233,127
Teleflex, Inc.	5,061	413,889
Thomas & Betts Corp. (a)	6,649	385,642
Timken Co.	12,190	440,181
Trinity Industries, Inc. (c)	10,352	450,726
United Rentals, Inc. (a)	8,628	280,755
Werner Enterprises, Inc. (c)	6,441	129,786
YRC Worldwide, Inc. (a) (c)	7,403	272,430
		23,784,129
Information Technology - 14.8%
3Com Corp. (a)	51,402	212,290
Activision, Inc. (a)	32,283	602,724

	SHARES	VALUE
Information Technology - 14.8% (Continued)
Acxiom Corp.	8,920	$235,934
ADC Telecommunications, Inc. (a)	15,200	278,616
Adtran, Inc.	7,995	207,630
Advent Software, Inc. (a) (c)	2,579	83,946
Alliance Data Systems Corp. (a)	8,547	660,512
Amphenol Corp. - Class A	23,036	821,233
Andrew Corp. (a)	20,259	292,540
Arrow Electronics, Inc. (a)	15,904	611,191
Atmel Corp. (a)	55,422	308,146
Avnet, Inc. (a)	16,641	659,649
Avocent Corp. (a) (c)	6,572	190,654
The BISYS Group, Inc. (a)	15,670	185,376
Cadence Design Systems, Inc. (a)	36,220	795,391
CDW Corp. (a)	7,844	666,505
Ceridian Corp. (a)	18,271	639,485
Checkfree Corp. (a) (c)	11,317	454,943
CommScope, Inc. (a)	7,754	452,446
Cree, Inc. (a) (c)	10,991	284,117
CSG Systems International, Inc. (a) (c)	5,875	155,746
Cypress Semiconductor Corp. (a) (c)	19,560	455,552
Diebold, Inc. (c)	8,509	444,170
Digital River, Inc. (a)	5,379	243,400
DST Systems, Inc. (a) (c)	7,162	567,302
F5 Networks, Inc. (a)	5,341	430,485
Fair Isaac Corp.	7,395	296,687
Fairchild Semiconductor International, Inc. (a)	15,984	308,811
Gartner, Inc. - Class A (a)	6,741	165,761
Global Payments, Inc.	8,861	351,339
Harris Corp.	17,348	946,333
Imation Corp. (c)	4,544	167,492
Ingram Micro, Inc. (a)	18,444	400,419
Integrated Device Technology, Inc. (a)	25,441	388,484
International Rectifier Corp. (a)	9,386	349,722
Intersil Corp. - Class A	17,549	552,092
Jack Henry & Associates, Inc. (c)	10,000	257,500
Kemet Corp. (a) (c)	10,761	75,865
Lam Research Corp. (a)	17,447	896,776
Lattice Semiconductor Corp. (a) (c)	14,869	85,051
Macrovision Corp. (a) (c)	6,756	203,085
McAfee, Inc. (a)	20,652	726,950
Mentor Graphics Corp. (a) (c)	10,999	144,857
Micrel, Inc.	7,711	98,084
Microchip Technology, Inc.	27,965	1,035,824
MoneyGram International, Inc.	10,850	303,257
MPS Group, Inc. (a)	13,259	177,273
National Instruments Corp. (c)	7,389	240,660
Palm, Inc. (a) (c)	13,207	211,444
Parametric Technology Corp. (a)	14,772	319,223
Plantronics, Inc. (c)	6,198	162,512
Polycom, Inc. (a)	11,761	395,170
Powerwave Technologies, Inc. (a) (c)	16,845	112,862
RF Micro Devices, Inc. (a) (c)	24,997	155,981
Semtech Corp. (a) (c)	8,149	141,222
Silicon Laboratories, Inc. (a) (c)	7,094	245,523
SRA International, Inc. - Class A (a) (c)	5,333	134,712
Sybase, Inc. (a) (c)	11,900	284,291
Synopsys, Inc. (a)	18,778	496,303
Tech Data Corp. (a)	7,044	270,912
Transaction Systems Architects, Inc. (a) (c)	4,858	163,520

The accompanying notes are an integral part of the financial statements.

32

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Information Technology - 14.8% (Continued)
Triquint Semiconductor, Inc. (a) (c)	17,795	$90,043
UTstarcom, Inc. (a) (c)	13,790	77,362
Valueclick, Inc. (a)	12,881	379,474
Vishay Intertechnology, Inc. (a)	23,883	377,829
Western Digital Corp. (a)	28,479	551,069
Wind River Systems, Inc. (a)	9,781	107,591
Zebra Technologies Corp. - Class A (a) (c)	8,921	345,600
		24,134,948
Materials - 6.3%
Airgas, Inc.	10,166	486,952
Albemarle Corp.	10,227	394,046
Bowater, Inc. (c)	7,271	181,412
Cabot Corp.	8,330	397,175
Carpenter Technology	3,330	433,932
Chemtura Corp.	31,220	346,854
Commercial Metals Co. (c)	15,293	516,445
Cytec Industries, Inc.	5,448	347,419
Ferro Corp. (c)	5,581	139,134
Florida Rock Industries, Inc.	6,390	431,325
FMC Corp.	4,960	443,374
Louisiana-Pacific Corp. (c)	13,511	255,628
Lubrizol Corp.	8,947	577,529
Lyondell Chemical Co.	27,725	1,029,152
Martin Marietta Materials, Inc. (c)	5,511	892,892
Minerals Technologies, Inc.	2,412	161,483
Olin Corp.	9,507	199,647
Packaging Corp of America	10,590	268,033
Reliance Steel & Aluminum Co. (c)	8,341	469,265
RPM International, Inc.	15,482	357,789
The Scotts Miracle-Gro Co. - Class A (c)	5,694	244,500
Sensient Technologies Corp. (c)	6,060	153,863
Sonoco Products Co.	12,883	551,521
Steel Dynamics, Inc.	11,293	473,290
Valspar Corp.	13,218	375,523
Worthington Industries (c)	8,989	194,612
		10,322,795
Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a)	32,017	185,058
Neustar, Inc. (a) (c)	8,381	242,798
Telephone & Data Systems, Inc.	13,472	842,943
		1,270,799
Utilities - 7.0%
AGL Resources, Inc.	10,071	407,674
Alliant Energy Corp.	15,041	584,343
Aqua America, Inc. (c)	17,129	385,231
Aquila, Inc. (a)	48,585	198,713
Black Hills Corp. (c)	4,813	191,317
DPL, Inc. (c)	14,637	414,812
Energy East Corp.	20,299	529,601
Equitable Resources, Inc.	15,735	779,827
Great Plains Energy, Inc.	11,123	323,902
Hawaiian Electric Industries, Inc. (c)	10,544	249,787
Idacorp, Inc. (c)	5,653	181,122
MDU Resources Group, Inc.	23,444	657,370
National Fuel Gas Co. (c)	10,715	464,067
Northeast Utilities	19,985	566,775
NSTAR	13,822	448,524

	SHARES	VALUE
Utilities - 7.0% (Continued)
OGE Energy Corp.	11,830	$433,569
ONEOK, Inc. (c)	14,341	722,930
Pepco Holdings, Inc. (c)	24,899	702,152
PNM Resources, Inc.	9,817	272,814
Puget Energy, Inc.	15,101	365,142
SCANA Corp.	15,100	578,179
Sierra Pacific Resources (a)	28,657	503,217
Vectren Corp. (c)	9,879	266,041
Westar Energy, Inc.	11,323	274,922
WGL Holdings, Inc. (c)	6,359	207,558
Wisconsin Energy Corp.	15,140	669,642
		11,379,231
TOTAL COMMON STOCKS
(Cost $119,201,862)		155,332,800

UNIT INVESTMENT TRUSTS - 0.8%
Midcap SPDR Trust Series 1 (c)	7,795	1,270,195
TOTAL UNIT INVESTMENT TRUSTS
(Cost $1,149,456)		1,270,195

SHORT TERM INVESTMENTS (e) - 4.2%
Money Market Funds - 3.3%
Northern Institutional Diversified Assets Portfolio	5,378,500	5,378,500

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 0.9%
4.553%, 09/13/2007	$1,500,000	$1,486,182
TOTAL SHORT TERM INVESTMENTS
(Cost $6,864,471)		6,864,682
Total Investments
(Cost $127,215,789) (b) - 100.1%		163,467,677
Northern Institutional Liquid Assets Portfolio (d) - 28.0%		45,667,991
Liabilities in Excess of Other Assets - (28.1)%		(45,833,221)
TOTAL NET ASSETS - 100.0%		$163,302,447

The accompanying notes are an integral part of the financial statements.

33

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

ADR American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $128,047,060 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $42,180,368, and ($6,759,751), respectively, with a net appreciation / (depreciation) of $35,420,617.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $45,883,768, $45,667,991, and $1,591,577, respectively.

(e)
Securities and other assets with an aggregate value of $6,781,500 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P MidCap 400 Index Mini (09/07)	25	$12,130
S&P MidCap 400 Index (09/07)	10	($5,080)

The accompanying notes are an integral part of the financial statements.

34

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$163,467,677
Collateral for securities loaned,
at fair value	45,667,991
Receivables:
Securities sold	604,508
Shares sold	37,345
Interest and dividends	102,346
Prepaid expenses and other	4,602
209,884,469
LIABILITIES
Payables:
Payable upon return of securities loaned	45,667,991
Investment securities purchased	470,775
Shares redeemed	274,025
Variation margin	13,458
Advisory fees	59,109
Royalty fees	42,650
Professional fees	16,598
Administration fees	11,408
Custodian fees	8,704
Fund accounting fees	7,335
Directors’ fees	740
Other accrued expenses	9,229
46,582,022
NET ASSETS*
Paid-in capital	121,767,956
Accumulated undistributed net investment
income / (loss)	737,922
Accumulated net realized gain / (loss)
on investments and futures contracts	4,537,631
Net unrealized appreciation / (depreciation)
on investments and futures contracts	36,258,938
$163,302,447
Investments at cost	$127,215,789
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$163,302,447	2,221,744	$73.50

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$1,483,654
	Undistributed long-term gains	$5,994,789
	Unrealized appreciation	$24,913,256

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$47,069
Dividends	1,298,094
Other income	22,279
1,367,442
EXPENSES
Advisory fees	232,458
Administration fees	77,486
Fund accounting fees	23,046
Professional fees	18,576
Custodian fees	13,796
Royalty fees	10,626
Directors’ fees	10,135
Transfer agent fees	8,565
Shareholder reporting fees	6,217
Other expenses	6,912
407,817
NET INVESTMENT INCOME / (LOSS)	959,625

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	5,182,025
Net realized gain / (loss) on futures contracts	144,539
5,326,564
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	10,556,809

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	15,883,373

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$16,842,998

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit
0.30%	0.10%	0.60%

The accompanying notes are an integral part of the financial statements.

35

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$959,625	$1,588,558
Net realized gain / (loss) on investments and futures	5,326,564	6,115,602
Net change in unrealized appreciation / (depreciation) on investments	10,556,809	4,849,289

	16,842,998	12,553,449

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(1,394,203)	(1,159,032)
Net realized gain on investments	(6,306,003)	(5,058,592)

	(7,700,206)	(6,217,624)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	14,644,233	20,986,992
Reinvestment of distributions	7,700,206	6,217,624
Payments for shares redeemed	(12,320,435)	(16,776,702)

	10,024,004	10,427,914

NET INCREASE / (DECREASE) IN NET ASSETS	19,166,796	16,763,739
NET ASSETS
Beginning of period	$144,135,651	$127,371,912

End of period	$163,302,447	$144,135,651

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$737,922	$1,172,500

FUND SHARE TRANSACTIONS
Sold	203,547	313,433
Reinvestment of distributions	108,791	92,870
Redeemed	(172,488)	(251,818)

Net increase / (decrease) from fund share transactions	139,850	154,485

TOTAL COST OF PURCHASES OF:
Common Stocks	$16,143,786	$24,438,495

	$16,143,786	$24,438,495
TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$15,284,897	$19,118,277

	$15,284,897	$19,118,277

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,705,412	$1,810,900
Long-term capital gains	5,994,794	4,406,724

	$7,700,206	$6,217,624

The accompanying notes are an integral part of the financial statements.

36

Summit Mutual Funds, Inc. – Pinnacle Series BALANCED INDEX PORTFOLIO

Summit Balanced Index Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
15.03%	8.02%	3.70%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$28.08 Million
Number of Equity Holdings:	500
Median Cap Size:	$14,037 (in millions)
Average Price-to-book Ratio:	2.95x
Dividend Yield:	1.80%
Number of Fixed Income Holdings:	40
Effective Duration	4.55 years
Average Maturity	12.37 years
Average Credit Quality	AA+/Aal
Current Yield	5.33%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Exxon Mobil Corp. General Electric Co. AT&T, Inc. Citigroup, Inc. Microsoft Corp. Bank of America Corp. Procter & Gamble Co. American International Group, Inc. Chevron Corp. Pfizer, Inc.	2.16% 1.81% 1.18% 1.16% 1.15% 0.97% 0.86% 0.81% 0.81% 0.80%

37

Summit Mutual Funds, Inc. – Pinnacle Series BALANCED INDEX PORTFOLIO

Objective – Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index (the “Bond Index”).

Strategy – The Summit Pinnacle Balanced Index Portfolio (the “Portfolio”) will invest approximately 60% of its net assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Bond Index.

Managers’ Comments:

For the period ended June 30, 2007, the Summit Balanced Index Portfolio’s total return was 5.24% (after waivers and reimbursements, but before the impact of any product or contract-level fees).  This compares to a 4.59% total return for the Balanced Index (a hypothetical index composed of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index, which had total returns of 6.96% and 0.98%, respectively).  The difference of 0.65% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses.  These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services.  Other factors include the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; brokers’ commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index; and maintaining stock and bond portfolio holdings in a ratio different from the 60%/40% default ratio, among others.  While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index.  The Portfolio achieved this level of correlation for the period presented.

38

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.  Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Months Ended
	June 30,
	(Unaudited)		Fiscal Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$49.58		$45.74	$45.55	$43.05	$37.50	$43.85

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.62		1.16	1.07	0.95 (2)	0.95	1.13
Net realized and unrealized gains / (losses)	1.97		3.80	0.28	2.27	5.57	(6.01)
Total from Investment Activities	2.59		4.96	1.35	3.22	6.52	(4.88)

DISTRIBUTIONS:
Net investment income	(0.75)		(1.12)	(1.16)	(0.72)	(0.97)	(1.47)
Total Distributions	(0.75)		(1.12)	(1.16)	(0.72)	(0.97)	(1.47)
Net asset value, end of period	$51.42		$49.58	$45.74	$45.55	$43.05	$37.50
Total return	5.24%		11.02%	3.04%	7.59%	17.70%	-11.27%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.60	%(3)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets - gross	0.66	%(3)	0.69%	0.70%	0.71%	1.01%	1.10%
Ratio of net investment income / (loss) to
average net assets	2.44	%(3)	2.36%	2.25%	2.23%	2.31%	2.78%
Portfolio turnover rate	10.14%		21.19%	3.85%	21.20%	25.45%	15.34%
Net assets, end of period (000’s)	$28,084		$28,784	$29,316	$33,356	$11,667	$10,638

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Per share amounts are based on average shares outstanding.
(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

39

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

June 30, 2007 (Unaudited)
	Shares	Value
COMMON STOCKS - 61.5%
Consumer Discretionary - 6.5%
Abercrombie & Fitch Co. - Class A (d)	120	$8,758
Amazon.Com, Inc. (a)	388	26,543
Apollo Group, Inc. (a)	185	10,809
Autonation, Inc. (a)	203	4,555
Autozone, Inc. (a)	93	12,706
Bed Bath & Beyond, Inc. (a)	373	13,424
Best Buy Co., Inc.	537	25,062
Big Lots, Inc. (a)	137	4,030
The Black & Decker Corp.	82	7,241
Brunswick Corp.	163	5,319
Carnival Corp. (d)	588	28,677
CBS Corporation	920	30,654
Centex Corp.	157	6,296
Circuit City Stores, Inc. (d)	215	3,242
Clear Channel Communications, Inc.	656	24,810
Coach, Inc. (a)	484	22,937
Comcast Corp. - Class A (a)	3,876	108,993
D.R. Horton, Inc.	341	6,796
Darden Restaurants, Inc.	225	9,898
Dillard’s, Inc. - Class A (d)	108	3,880
The DIRECTV Group, Inc. (a)	966	22,324
Dollar General Corp.	412	9,031
Dow Jones & Co., Inc. (d)	98	5,630
E.W. Scripps Co.	130	5,940
Eastman Kodak Co. (d)	359	9,991
eBay, Inc. (a)	1,416	45,567
Family Dollar Stores, Inc.	232	7,962
Ford Motor Co. (d)	2,361	22,241
Fortune Brands, Inc.	190	15,650
Gannett Co., Inc.	313	17,199
The Gap, Inc.	657	12,549
General Motors Corp. (d)	747	28,237
Genuine Parts Co.	260	12,896
The Goodyear Tire & Rubber Co. (a) (d)	263	9,142
H&R Block, Inc.	426	9,956
Harley-Davidson, Inc.	347	20,685
Harman International Industries, Inc.	100	11,680
Harrah’s Entertainment, Inc.	274	23,361
Hasbro, Inc.	217	6,816
Hilton Hotels Corp.	510	17,070
The Home Depot, Inc.	2,543	100,067
IAC/InterActiveCorp (a)	300	10,383
International Game Technology	449	17,825
Interpublic Group of Companies, Inc. (a) (d)	631	7,193
J.C. Penney Co., Inc.	297	21,497
Johnson Controls, Inc.	288	33,342
Jones Apparel Group, Inc.	136	3,842
KB Home (d)	130	5,118
Kohl’s Corp. (a)	433	30,756
Leggett & Platt, Inc.	221	4,873
Lennar Corp.	220	8,043
Limited Brands, Inc.	449	12,325
Liz Claiborne, Inc.	129	4,812
Lowe’s Companies, Inc.	1,898	58,250
Macys, Inc.	655	26,056
Marriott International, Inc. - Class A	454	19,631
Mattel, Inc.	500	12,645

	Shares	Value
Consumer Discretionary - 6.5% (Continued)
McDonald’s Corp.	1,500	$76,140
The McGraw-Hill Cos., Inc.	465	31,657
Meredith Corp.	70	4,312
New York Times Co. - Class A (d)	191	4,851
Newell Rubbermaid, Inc.	346	10,183
News Corp. - Class A	2,923	61,997
Nike, Inc. - Class B	471	27,455
Nordstrom, Inc.	331	16,921
Office Depot, Inc. (a)	374	11,332
OfficeMax, Inc. (d)	118	4,637
Omnicom Group	418	22,120
Polo Ralph Lauren Corp.	85	8,339
Pulte Homes, Inc.	265	5,949
RadioShack Corp. (d)	170	5,634
Sears Holdings Corp. (a)	110	18,645
The Sherwin-Williams Co.	140	9,306
Snap-On, Inc.	97	4,899
The Stanley Works	121	7,345
Staples, Inc.	894	21,215
Starbucks Corp. (a)	936	24,561
Starwood Hotels & Resorts Worldwide, Inc.	268	17,975
Target Corp.	1,070	68,052
Tiffany & Co. (d)	183	9,710
Time Warner, Inc.	4,756	100,066
The TJX Companies, Inc.	594	16,335
Tribune Co.	94	2,764
VF Corp.	149	13,645
Viacom, Inc. - Class B (a)	863	35,927
The Walt Disney Co.	2,552	87,125
Wendy’s International, Inc.	109	4,006
Whirlpool Corp.	128	14,234
Wyndham Worldwide Corp. (a)	236	8,557
Yum! Brands, Inc.	716	23,427
		1,834,536
Consumer Staples - 5.7%
Altria Group, Inc.	2,615	183,416
Anheuser-Busch Companies, Inc.	951	49,604
Archer-Daniels-Midland Co.	814	26,935
Avon Products, Inc.	591	21,719
Brown-Forman Corp. - Class B	139	10,158
Campbell Soup Co.	276	10,712
Clorox Co.	200	12,420
The Coca-Cola Co.	2,510	131,298
Coca-Cola Enterprises, Inc.	364	8,736
Colgate-Palmolive Co.	682	44,228
ConAgra Foods, Inc.	675	18,131
Constellation Brands, Inc. - Class A (a) (d)	293	7,114
Costco Wholesale Corp.	564	33,005
CVS Corp.	1,920	69,984
Dean Foods Co.	200	6,374
The Estee Lauder Companies, Inc. (d)	180	8,192
General Mills, Inc.	466	27,224
The Hershey Co.	216	10,934
HJ Heinz Co.	438	20,792
Kellogg Co.	330	17,091
Kimberly-Clark Corp.	605	40,468
Kraft Foods, Inc.	2,043	72,016
The Kroger Co.	883	24,839

The accompanying notes are an integral part of the financial statements.

40

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	Shares	Value
Consumer Staples - 5.7% (Continued)
McCormick & Co., Inc.	163	$6,223
Molson Coors Brewing Co. - Class B	96	8,876
Pepsi Bottling Group, Inc.	180	6,062
PepsiCo, Inc.	2,041	132,359
Procter & Gamble Co.	3,932	240,599
Reynolds American, Inc. (d)	227	14,800
Safeway, Inc.	588	20,010
Sara Lee Corp.	915	15,921
Supervalu, Inc.	259	11,997
Sysco Corp.	817	26,953
Tyson Foods, Inc. - Class A	315	7,258
UST, Inc.	245	13,159
Walgreen Co.	1,248	54,338
Wal-Mart Stores, Inc.	3,064	147,409
Whole Foods Market, Inc. (d)	200	7,660
WM Wrigley Jr. Co.	272	15,044
		1,584,058
Energy - 6.6%
Anadarko Petroleum Corp.	607	31,558
Apache Corp.	435	35,492
Baker Hughes, Inc.	435	36,597
BJ Services Co.	395	11,234
Chesapeake Energy Corp. (d)	530	18,338
Chevron Corp.	2,689	226,521
ConocoPhillips	2,049	160,847
Devon Energy Corp.	583	45,643
El Paso Corp.	919	15,834
ENSCO International, Inc.	210	12,812
EOG Resources, Inc.	305	22,283
Exxon Mobil Corp.	7,221	605,697
Halliburton Co.	1,245	42,953
Hess Corp.	319	18,808
Marathon Oil Corp.	946	56,722
Murphy Oil Corp.	274	16,287
Nabors Industries Ltd. (a) (d)	348	11,616
National Oilwell Varco, Inc. (a)	259	26,998
Noble Corp.	168	16,383
Occidental Petroleum Corp.	1,045	60,485
Peabody Energy Corp.	360	17,417
Rowan Companies, Inc. (d)	182	7,458
Schlumberger Ltd.	1,469	124,777
Smith International, Inc.	275	16,126
Spectra Energy Corp.	827	21,469
Sunoco, Inc.	173	13,785
Transocean, Inc. (a)	366	38,789
Valero Energy Corp.	713	52,662
Weatherford International Ltd. (a)	462	25,521
Williams Companies, Inc.	787	24,885
XTO Energy, Inc.	483	29,028
		1,845,025
Financials - 12.8%
ACE Ltd.	430	26,884
AFLAC, Inc.	656	33,718
The Allstate Corp.	771	47,424
AMBAC Financial Group, Inc.	128	11,160
American Express Co.	1,486	90,914
American International Group, Inc.	3,241	226,967

	Shares	Value
Financials - 12.8% (Continued)
Ameriprise Financial, Inc.	298	$18,944
AON Corp.	416	17,726
Apartment Investment & Management Co. (d)	160	8,067
Archstone-Smith Trust	316	18,679
Assurant, Inc.	130	7,660
AvalonBay Communities, Inc.	100	11,888
Bank of America Corp.	5,573	272,464
The Bank of New York Co., Inc.	942	39,036
BB&T Corp.	709	28,842
The Bear Stearns Companies, Inc.	188	26,320
Boston Properties, Inc.	140	14,298
Capital One Financial Corp. (d)	553	43,377
CB Richard Ellis Group, Inc. (a)	250	9,125
The Charles Schwab Corp.	1,280	26,266
Chicago Mercantile Exchange Holdings, Inc.	50	26,718
Chubb Corp.	510	27,611
Cincinnati Financial Corp.	261	11,327
CIT Group, Inc.	242	13,269
Citigroup, Inc.	6,378	327,128
Comerica, Inc.	197	11,716
Commerce Bancorp, Inc.	280	10,357
Compass Bancshares, Inc.	208	14,348
Countrywide Financial Corp.	735	26,717
Developers Diversified Realty Corp. (d)	170	8,961
E*Trade Financial Corp. (a)	565	12,481
Equity Residential	367	16,746
Fannie Mae	1,206	78,788
Federated Investors, Inc.	142	5,443
Fifth Third Bancorp (d)	737	29,310
First Horizon National Corp. (d)	157	6,123
Franklin Resources, Inc.	248	32,853
Freddie Mac	859	52,141
General Growth Properties, Inc. (a)	320	16,944
Genworth Financial, Inc.	550	18,920
Goldman Sachs Group, Inc.	513	111,193
Hartford Financial Services Group, Inc.	447	44,034
Host Marriott Corp.	650	15,028
Hudson City Bancorp, Inc.	617	7,540
Huntington Bancshares, Inc. (d)	294	6,686
Janus Capital Group, Inc.	273	7,600
JPMorgan Chase & Co.	4,396	212,986
KeyCorp	533	18,298
Kimco Realty Corp.	300	11,421
Legg Mason, Inc.	200	19,676
Lehman Brothers Holdings, Inc.	656	48,885
Lincoln National Corp.	380	26,961
Loews Corp.	604	30,792
M&T Bank Corp.	135	14,432
Marsh & McLennan Companies, Inc.	727	22,450
Marshall & Ilsley Corp.	336	16,004
MBIA, Inc. (d)	168	10,453
Mellon Financial Corp.	544	23,936
Merrill Lynch & Co., Inc.	1,102	92,105
Metlife, Inc.	939	60,547
MGIC Investment Corp. (d)	104	5,913
Moody’s Corp.	313	19,469
Morgan Stanley	1,327	111,309
National City Corp.	739	24,623

The accompanying notes are an integral part of the financial statements.

41

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	Shares	Value
Financials - 12.8% (Continued)
Northern Trust Corp.	277	$17,794
Plum Creek Timber Co., Inc. (d)	221	9,207
PNC Financial Services Group, Inc.	434	31,066
Principal Financial Group, Inc.	356	20,751
The Progressive Corp.	928	22,207
Prologis	369	20,996
Prudential Financial, Inc.	585	56,880
Public Storage, Inc.	138	10,601
Regions Financial Corp.	912	30,187
Safeco Corp.	154	9,588
Simon Property Group, Inc.	273	25,400
SLM Corp.	542	31,208
Sovereign Bancorp, Inc. (d)	474	10,020
State Street Corp.	438	29,959
SunTrust Banks, Inc.	482	41,327
Synovus Financial Corp.	407	12,495
T. Rowe Price Group, Inc.	346	17,954
Torchmark Corp.	123	8,241
Travelers Companies, Inc.	842	45,047
UnumProvident Corp.	445	11,619
US Bancorp	2,208	72,754
Vornado Realty Trust	197	21,638
Wachovia Corp.	2,375	121,719
Washington Mutual, Inc. (d)	1,108	47,245
Wells Fargo & Co.	4,211	148,101
XL Capital Ltd. - Class A	235	19,808
Zions Bancorporation	151	11,613
		3,595,426
Health Care - 7.1%
Abbott Laboratories	1,923	102,977
Aetna, Inc.	644	31,814
Allergan, Inc.	438	25,246
AmerisourceBergen Corp.	267	13,209
Amgen, Inc. (a)	1,455	80,447
Applera Corp. - Applied Biosystems Group	242	7,391
Barr Pharmaceuticals, Inc. (a)	160	8,037
Bausch & Lomb, Inc. (d)	90	6,250
Baxter International, Inc.	810	45,635
Becton, Dickinson & Co.	323	24,064
Biogen Idec, Inc. (a) (d)	364	19,474
Biomet, Inc.	306	13,990
Boston Scientific Corp. (a)	1,476	22,642
Bristol-Myers Squibb Co.	2,518	79,468
C.R. Bard, Inc.	176	14,543
Cardinal Health, Inc.	536	37,863
Celgene Corp. (a)	475	27,232
CIGNA Corp.	441	23,029
Coventry Health Care, Inc. (a)	210	12,107
Eli Lilly & Co.	1,230	68,732
Express Scripts, Inc. (a)	364	18,204
Forest Laboratories, Inc. (a)	421	19,219
Genzyme Corp. (a)	329	21,188
Gilead Sciences, Inc. (a)	1,208	46,834
Hospira, Inc. (a)	208	8,120
Humana, Inc. (a)	218	13,278
IMS Health, Inc.	267	8,579
Johnson & Johnson	3,606	222,202

	Shares	Value
Health Care - 7.1% (Continued)
King Pharmaceuticals, Inc. (a)	304	$6,220
Laboratory Corp. Of America Holdings (a)	166	12,991
Manor Care, Inc.	132	8,618
McKesson Corp.	396	23,617
Medco Health Solutions, Inc. (a)	389	30,338
Medtronic, Inc.	1,435	74,419
Merck & Co., Inc.	2,699	134,410
Millipore Corp. (a) (d)	86	6,458
Mylan Laboratories, Inc. (d)	327	5,948
Patterson Companies, Inc. (a)	220	8,199
PerkinElmer, Inc.	167	4,352
Pfizer, Inc.	8,833	225,860
Quest Diagnostics, Inc. (d)	214	11,053
Schering-Plough Corp.	1,855	56,466
St. Jude Medical, Inc. (a)	466	19,334
Stryker Corp.	372	23,469
Tenet Healthcare Corp. (a) (d)	623	4,056
Thermo Electron Corp. (a)	524	27,101
UnitedHealth Group, Inc.	1,688	86,324
Varian Medical Systems, Inc. (a)	175	7,439
Waters Corp. (a)	136	8,073
Watson Pharmaceuticals, Inc. (a)	174	5,660
Wellpoint, Inc. (a)	763	60,910
Wyeth	1,678	96,217
Zimmer Holdings, Inc. (a)	296	25,127
		1,994,433
Industrials - 7.1%
3M Co.	915	79,413
Allied Waste Industries, Inc. (a)	326	4,388
American Standard Cos., Inc.	218	12,858
Avery Dennison Corp.	125	8,310
Boeing Co.	984	94,621
Burlington Northern Santa Fe Corp.	478	40,697
C.H. Robinson Worldwide, Inc.	240	12,605
Caterpillar, Inc.	805	63,031
Cintas Corp.	181	7,137
Cooper Industries Ltd. - Class A	228	13,017
CSX Corp.	586	26,417
Cummins, Inc.	156	15,789
Danaher Corp.	297	22,423
Deere & Co.	306	36,946
Dover Corp.	302	15,447
Eaton Corp.	183	17,019
Emerson Electric Co.	994	46,519
Equifax, Inc.	168	7,463
FedEx Corp.	383	42,502
Fluor Corp.	145	16,149
General Dynamics Corp.	533	41,691
General Electric Co.	13,262	507,669
Goodrich Corp.	203	12,091
Honeywell International, Inc. (d)	997	56,111
Illinois Tool Works, Inc.	555	30,075
Ingersoll-Rand Company Ltd. - Class A (d)	425	23,299
ITT Corp.	244	16,660
L-3 Communications Holdings, Inc.	198	19,283
Lockheed Martin Corp.	471	44,335
Masco Corp.	526	14,975

The accompanying notes are an integral part of the financial statements.

42

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	Shares	Value
Industrials - 7.1% (Continued)
Monster Worldwide, Inc. (a)	204	$8,384
Norfolk Southern Corp.	495	26,022
Northrop Grumman Corp.	455	35,431
Paccar, Inc.	330	28,723
Pall Corp.	154	7,082
Parker Hannifin Corp.	145	14,197
Pitney Bowes, Inc.	275	12,876
Precision Castparts Corp.	170	20,631
Raytheon Co.	593	31,957
Robert Half International, Inc.	253	9,235
Rockwell Automation, Inc.	207	14,374
Rockwell Collins, Inc.	210	14,834
RR Donnelley & Sons Co.	321	13,967
Ryder System, Inc.	107	5,757
Southwest Airlines Co.	983	14,657
Terex Corp. (a)	140	11,382
Textron, Inc.	167	18,388
Tyco International Ltd.	2,464	83,259
Union Pacific Corp.	338	38,921
United Parcel Service, Inc. - Class B	1,329	97,017
United Technologies Corp.	1,241	88,024
W.W. Grainger, Inc.	127	11,817
Waste Management, Inc.	714	27,882
		1,983,757
Information Technology - 9.2%
Adobe Systems, Inc. (a)	765	30,715
Advanced Micro Devices, Inc. (a) (d)	642	9,181
Affiliated Computer Services, Inc. - Class A (a)	157	8,905
Agilent Technologies, Inc. (a)	540	20,758
Altera Corp.	475	10,512
Analog Devices, Inc.	416	15,658
Apple, Inc. (a)	1,074	131,071
Applied Materials, Inc.	1,742	34,614
Autodesk, Inc. (a)	289	13,606
Automatic Data Processing, Inc.	734	35,577
Avaya, Inc. (a)	565	9,515
BMC Software, Inc. (a)	271	8,211
Broadcom Corp. - Class A (a)	620	18,135
CA, Inc.	543	14,026
Ciena Corp. (a) (d)	123	4,444
Cisco Systems, Inc. (a)	7,852	218,678
Citrix Systems, Inc. (a)	255	8,586
Cognizant Technology Solutions Corp. (a)	200	15,018
Computer Sciences Corp. (a)	216	12,776
Compuware Corp. (a)	404	4,791
Convergys Corp. (a)	184	4,460
Corning, Inc. (a)	1,957	50,001
Dell, Inc. (a)	2,830	80,796
Electronic Arts, Inc. (a)	387	18,313
Electronic Data Systems Corp.	684	18,967
EMC Corp. (a)	2,627	47,549
Fidelity National Information Services, Inc.	220	11,942
First Data Corp.	939	30,677
Fiserv, Inc. (a)	231	13,121
Google, Inc. (a)	270	141,313
Hewlett-Packard Co.	3,383	150,949
Intel Corp.	7,298	173,400

	Shares	Value
Information Technology - 9.2% (Continued)
International Business Machines Corp.	1,766	$185,872
Intuit, Inc. (a)	452	13,596
Jabil Circuit, Inc.	257	5,672
JDS Uniphase Corp. (a) (d)	278	3,734
Juniper Networks, Inc. (a)	747	18,802
Kla-Tencor Corp.	295	16,210
Lexmark International, Inc. - Class A (a)	133	6,558
Linear Technology Corp. (d)	338	12,229
LSI Logic Corp. (a)	961	7,217
Maxim Integrated Products, Inc.	424	14,166
MEMC Electronic Materials, Inc. (a)	290	17,725
Micron Technology, Inc. (a) (d)	965	12,091
Microsoft Corp.	10,941	322,431
Molex, Inc. (d)	187	5,612
Motorola, Inc.	2,978	52,711
National Semiconductor Corp.	394	11,138
NCR Corp. (a)	223	11,716
Network Appliance, Inc. (a)	492	14,366
Novell, Inc. (a)	449	3,498
Novellus Systems, Inc. (a)	163	4,624
Nvidia Corp. (a)	444	18,342
Oracle Corp. (a)	4,972	97,998
Paychex, Inc.	447	17,487
QLogic Corp. (a)	243	4,046
Qualcomm, Inc.	2,064	89,557
SanDisk Corp. (a)	280	13,703
Solectron Corp. (a)	1,127	4,147
Sun Microsystems, Inc. (a)	4,494	23,638
Symantec Corp. (a)	1,153	23,291
Tektronix, Inc. (d)	141	4,757
Tellabs, Inc. (a)	592	6,370
Teradyne, Inc. (a)	237	4,166
Texas Instruments, Inc.	1,799	67,696
Unisys Corp. (a)	455	4,159
VeriSign, Inc. (a)	324	10,281
The Western Union Co.	1,011	21,059
Xerox Corp. (a)	1,183	21,862
Xilinx, Inc.	449	12,020
Yahoo!, Inc. (a)	1,521	41,265
		2,592,077
Materials - 2.0%
Air Products & Chemicals, Inc.	270	21,700
Alcoa, Inc.	1,084	43,935
Allegheny Technologies, Inc.	141	14,788
Ashland, Inc.	70	4,476
Ball Corp.	129	6,859
Bemis Co.	179	5,939
Consol Energy, Inc. (d)	228	10,513
The Dow Chemical Co.	1,196	52,887
Eastman Chemical Co.	136	8,749
Ecolab, Inc.	222	9,479
EI Du Pont de Nemours & Co.	1,152	58,568
Freeport-McMoRan Copper & Gold, Inc. - Class B	445	36,855
Hercules, Inc. (a)	189	3,714
International Flavors & Fragrances, Inc.	137	7,143
International Paper Co.	601	23,469
MeadWestvaco Corp.	275	9,713

The accompanying notes are an integral part of the financial statements.

43

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	Shares	Value
Materials - 2.0% (Continued)
Monsanto Co.	717	$48,426
Newmont Mining Corp.	594	23,202
Nucor Corp.	408	23,929
Pactiv Corp. (a)	183	5,836
PPG Industries, Inc.	254	19,332
Praxair, Inc.	426	30,668
Rohm & Haas Co.	190	10,389
Sealed Air Corp.	202	6,266
Sigma-Aldrich Corp.	165	7,041
Temple-Inland, Inc.	132	8,122
United States Steel Corp.	191	20,771
Vulcan Materials Co.	119	13,630
Weyerhaeuser Co.	296	23,363
		559,762
Telecommunication Services - 2.3%
Alltel Corp.	449	30,330
AT&T, Inc.	7,989	331,543
CenturyTel, Inc.	154	7,554
Citizens Communications Co.	424	6,474
Embarq Corp.	218	13,815
Qwest Communications International, Inc. (a) (d)	1,957	18,983
Sprint Nextel Corp.	3,618	74,929
Verizon Communications, Inc.	3,627	149,323
Windstream Corp. (d)	626	9,240
		642,191
Utilities - 2.2%
The AES Corp. (a)	874	19,123
Allegheny Energy, Inc. (a)	243	12,573
Ameren Corp. (d)	304	14,899
American Electric Power Co., Inc.	521	23,466
Centerpoint Energy, Inc. (d)	399	6,943
CMS Energy Corp. (d)	327	5,624
Consolidated Edison, Inc. (d)	365	16,469
Constellation Energy Group, Inc.	266	23,187
Dominion Resources, Inc.	435	37,545
DTE Energy Co.	266	12,827
Duke Energy Corporation	1,567	28,676
Dynegy Inc Del (a)	500	4,720
Edison International	431	24,188
Entergy Corp.	248	26,623
Exelon Corp.	835	60,621
FirstEnergy Corp.	436	28,222
FPL Group, Inc.	535	30,356
Integrys Energy Group, Inc.	102	5,175
KeySpan Corp.	260	10,915
Nicor, Inc. (d)	74	3,176
NiSource, Inc.	342	7,083
PG&E Corp.	460	20,838
Pinnacle West Capital Corp. (d)	165	6,575
PPL Corp.	504	23,582
Progress Energy, Inc.	321	14,634
Public Service Enterprise Group, Inc.	357	31,337
Questar Corp.	240	12,684
Sempra Energy	328	19,427
The Southern Co. (d)	981	33,639
TECO Energy, Inc. (d)	310	5,326

	Shares	Value
Utilities - 2.2% (Continued)
TXU Corp.	610	$41,053
Xcel Energy, Inc.	537	10,992
		622,498
TOTAL COMMON STOCKS
(Cost $12,171,751)		17,253,763

	Principal
	Amount	Value
CORPORATE BONDS - 6.3%
Consumer Staples - 0.4%
Campbell Soup Co.
5.875%, 10/01/2008	$100,000	$100,474
Energy - 2.1%
Apache Corp.
5.625%, 01/15/2017	100,000	97,660
Burlington Resources Finance Co.
6.500%, 12/01/2011	150,000	155,611
Colonial Pipeline Co.
7.750%, 11/01/2010	125,000	133,381
Conoco Funding Co.
6.350%, 10/15/2011	50,000	51,557
Public Service North Carolina, Inc.
6.625%, 02/15/2011	150,000	154,952
		593,161
Financials - 1.5%
Key Bank National Association
5.000%, 07/17/2007	100,000	100,006
TIAA Global Markets, Inc.
4.125%, 11/15/2007	150,000	149,277
Union Planters Corp.
4.375%, 12/01/2010	190,000	184,104
		433,387
Health Care - 0.5%
Amgen, Inc.
6.500%, 12/01/2007	150,000	150,382
Industrials - 1.8%
Honeywell International, Inc.
7.500%, 03/01/2010	125,000	131,371
Masco Corp.
5.875%, 07/15/2012	125,000	123,976
United Technologies Corp.
4.375%, 05/01/2010 (d)	250,000	243,292
		498,639
TOTAL CORPORATE BONDS
(Cost $1,818,942)		1,776,043

MORTGAGE BACKED SECURITIES - 12.5%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	345,652	358,421
Pool #653650, 6.500%, 08/01/2032	84,687	85,850
Pool #722267, 5.500%, 07/01/2033	233,312	226,054
Pool #732114, 6.000%, 08/01/2033	140,310	139,487
Pool #357457, 5.500%, 11/01/2033	462,133	447,757
Pool #903724, 7.500%, 11/01/2036	357,678	367,976

The accompanying notes are an integral part of the financial statements.

44

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 12.5% (Continued)
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	$554,418	$537,849
Pool #E9-9160, 4.500%, 09/01/2018	116,141	110,701
Pool #G0-8146, 6.000%, 08/01/2036	699,485	693,546
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	552,485	536,266
TOTAL MORTGAGE BACKED SECURITIES
(Cost $3,630,282)		3,503,907

U.S. GOVERNMENT AGENCY ISSUES - 3.9%
Federal National Mortgage Association
5.050%, 02/07/2011	1,100,000	1,094,199
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,105,779)		1,094,199

U.S. TREASURY OBLIGATIONS - 13.3%
U.S. Treasury Bonds
6.250%, 08/15/2023 (d)	250,000	277,597
5.250%, 11/15/2028 (d)	450,000	453,094
6.125%, 08/15/2029 (d)	195,000	218,735
U.S. Treasury Notes
3.375%, 12/15/2008 (d)	84,000	82,149
4.500%, 02/15/2009 (d)	200,000	198,609
6.000%, 08/15/2009 (d)	50,000	51,082
5.750%, 08/15/2010 (d)	180,000	184,416
4.250%, 01/15/2011 (d)	300,000	293,672
4.750%, 01/31/2012 (d)	600,000	595,500
4.500%, 04/30/2012 (d)	250,000	245,352
4.375%, 08/15/2012 (d)	100,000	97,742
3.625%, 05/15/2013 (d)	234,000	218,772
4.750%, 05/15/2014 (d)	250,000	246,875
4.125%, 05/15/2015 (d)	300,000	282,727
5.125%, 05/15/2016 (d)	300,000	301,687
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,827,935)		3,748,009

	Shares	Value
UNIT INVESTMENT TRUSTS - 0.8%
iShares Lehman Aggregate Bond Fund	800	$78,688
SPDR Trust Series 1 (d)	975	146,669
TOTAL UNIT INVESTMENT TRUSTS
(Cost $209,746)		225,357

SHORT TERM INVESTMENTS (f) - 1.5%
Money Market Funds - 1.1%
Northern Institutional Diversified Assets Portfolio	313,841	313,841

	Principal
	Amount	Value
U.S. Treasury Bills - 0.4%
4.553%, 09/13/2007	$100,000	$99,079
TOTAL SHORT TERM INVESTMENTS
(Cost $412,906)		412,920
Total Investments (Cost $23,177,341) - 99.8%		28,014,198
Northern Institutional Liquid Assets Portfolio (e) - 13.5%		3,797,616
Liabilities in Excess of Other Assets - (13.3)%		(3,727,455)
TOTAL NET ASSETS - 100.0%		$28,084,359

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
For federal income tax purposes, cost is $23,233,613 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $5,440,639 and ($660,054), respectively, with a net appreciation / (depreciation) of  $4,780,585.

(d)	All or a portion of the security is out on loan.
(e)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,879,325, $3,797,616, and $1,107,397, respectively.

(f)	Securities and other assets with an aggregate value of $75,770 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2007:
		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P 500 E-Mini Futures (09/07)	1	$379

The accompanying notes are an integral part of the financial statements.

45

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	BALANCED INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$28,014,198
Collateral for securities loaned,
at fair value	3,797,616
Receivables:
Securities sold	12,670
Interest and dividends	133,102
Prepaid expenses and other	987
31,958,573
LIABILITIES
Payables:
Payable upon return of securities loaned	3,797,616
Shares redeemed	24,394
Payable for securities purchased	16,950
Variation margin	90
Professional fees	9,989
Fund accounting fees	4,486
Advisory fees	8,623
Royalty fees	5,338
Custodian fees	1,653
Administration fees	1,502
Directors’ fees	212
Other accrued expenses	3,361
3,874,214

NET ASSETS*
Paid-in capital	24,319,375
Accumulated undistributed net
investment income / (loss)	42,266
Accumulated net realized gain / (loss)
on investments and futures contracts	(1,114,518)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	4,837,236
$28,084,359
Investments at cost	$23,177,341
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$28,084,359	546,172	$51.42

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$119,128
	Unrealized appreciation	$4,124,561

Capital Loss Carryforward Expiring December 31:
2010	2012	2013
$(300,045)	$(629,782)	$(576,478)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$255,803
Dividends	174,381
Other income	1,481
431,665
EXPENSES
Advisory fees	42,609
Fund accounting fees	12,723
Administration fees	14,203
Professional fees	10,089
Transfer agent fees	5,773
Custodian fees	3,179
Directors’ fees	1,690
Shareholder reporting fees	1,002
Royalty fees	947
Other expenses	1,431
93,646
Reimbursements and Waivers	(8,429)
85,217
NET INVESTMENT INCOME / (LOSS)	346,448

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	434,030
Net realized gain / (loss) on futures	15,657
449,687
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	655,308

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	1,104,995

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,451,443

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.30%	0.10%	0.60%	$8,429

The accompanying notes are an integral part of the financial statements.

46

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$346,448	$679,806
Net realized gain / (loss) on investments and futures	449,687	35,597
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	655,308	2,287,546

	1,451,443	3,002,949

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(423,310)	(684,111)

	(423,310)	(684,111)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	1,368,790	2,102,410
Reinvestment of distributions	423,310	684,111
Payments for shares redeemed	(3,519,661)	(5,637,391)

	(1,727,561)	(2,850,870)

NET INCREASE / (DECREASE) IN NET ASSETS	(699,428)	(532,032)
NET ASSETS
Beginning of period	28,783,787	29,315,819

End of period	$28,084,359	$28,783,787

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$42,266	$119,128

FUND SHARE TRANSACTIONS
Sold	27,019	44,594
Reinvestment of distributions	8,268	14,655
Redeemed	(69,681)	(119,602)

Net increase / (decrease) from fund share transactions	(34,394)	(60,353)

TOTAL COST OF PURCHASES OF:
Common Stocks	$274,354	$1,578,727
U.S. Government Securities	2,473,624	3,916,122
Corporate Bonds	99,904	423,178

	$2,847,882	$5,918,027

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$1,416,474	$3,189,054
U.S. Government Securities	2,471,452	2,616,941
Corporate Bonds	267,745	1,217,905

	$4,155,671	$7,023,900

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$423,310	$684,111

	$423,310	$684,111

The accompanying notes are an integral part of the financial statements.

47

Summit Mutual Funds, Inc. – Pinnacle Series NASDAQ-100 INDEX PORTFOLIO

Summit Nasdaq-100 Index Portfolio - Average Annual Total Return
1-Year	3-Year	Since Inception
22.65%	12.89%	-8.17%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$28.44 Million
Number of Equity Holdings:	100
Median Cap Size:	$10,124 (in millions)
Average Price-to-book Ratio:	4.54x
Dividend Yield:	0.42%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Apple, Inc. Microsoft Corp. Qualcomm, Inc. Google, Inc. Cisco Systems, Inc. Intel Corp. Oracle Corp. Comcast Corp. - Class A Research In Motion Ltd. Gilead Sciences, Inc.	8.81% 5.82% 5.26% 4.44% 3.62% 2.90% 2.53% 2.44% 2.25% 2.11%

48

Summit Mutual Funds, Inc. – Pinnacle Series NASDAQ-100 INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the “Index”).

Strategy – The Summit Pinnacle Nasdaq-100 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the period ended June 30, 2007, the Summit Nasdaq-100 Index Portfolio’s total return was 10.02% (after waivers and reimbursements, but before the impact of any product or contract-level fees).  This compares to a 10.32% total return for the Nasdaq-100 Index.  The difference of 0.30% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses.  These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services.  The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others.  While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index.  The Portfolio achieved this level of correlation for the period presented.

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

49

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	NASDAQ-100 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$24.47		$22.97	$22.81	$20.72	$13.94	$22.30
INVESTMENT ACTIVITIES:
Net investment income / (loss)	(0.01)		0.02	0.02	0.12	(0.04)	(0.07)
Net realized and unrealized gains / (losses)	2.44		1.51	0.26	1.97	6.82	(8.29)
Total from Investment Activities	2.43		1.53	0.28	2.09	6.78	(8.36)
DISTRIBUTIONS:
Net investment income	(0.00	)(3)	(0.03)	(0.12)	—	—	—
Return of capital	(0.31)		—	—	—	—	—
Total Distributions	(0.31)		(0.03)	(0.12)	—	—	—
Net asset value, end of period	$26.59		$24.47	$22.97	$22.81	$20.72	$13.94

Total return	10.02%		6.67%	1.30%	10.09%	48.64%	-37.49%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.65	%(2)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets – gross	0.70	%(2)	0.76%	0.76%	0.79%	0.91%	1.11%
Ratio of net investment income / (loss)
to average net assets	-0.06	%(2)	0.05%	0.09%	0.61%	-0.31%	-0.43%
Portfolio turnover rate	2.62%		8.23%	13.86%	4.19%	3.97%	11.79%
Net assets, end of period (000’s)	$28,436		$26,108	$26,330	$27,607	$23,350	$9,583

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Annualized.
(3)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

50

Summit Mutual Funds, Inc. – Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

JUNE 30, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 98.3%
Consumer Discretionary - 17.5%
Amazon.Com, Inc. (a)	4,623	$316,259
Apollo Group, Inc. (a) (c)	3,003	175,465
Bed Bath & Beyond, Inc. (a)	6,350	228,537
Comcast Corp. - Class A (a)	24,700	694,564
Discovery Holding Co. (a)	4,070	93,569
eBay, Inc. (a)	17,414	560,383
EchoStar Communications Corp. - Class A (a)	3,658	158,647
Expedia, Inc. (a) (c)	5,112	149,731
Garmin Ltd. (c)	3,439	254,383
IAC/InterActiveCorp (a)	5,036	174,296
Lamar Advertising Co. (c)	1,442	90,500
Liberty Global, Inc. (a) (c)	3,426	140,603
Liberty Media Corp. - Interactive (a)	10,191	227,565
PetSmart, Inc.	2,383	77,328
Ross Stores, Inc.	2,363	72,780
Sears Holdings Corp. (a)	2,738	464,091
Sirius Satellite Radio, Inc. (a) (c)	26,835	81,042
Staples, Inc.	8,209	194,800
Starbucks Corp. (a)	17,548	460,460
Virgin Media, Inc.	6,158	150,070
Wynn Resorts Ltd. (c)	1,909	171,218
XM Satellite Radio Holdings, Inc. - Class A (a) (c)	5,346	62,922
		4,999,213
Consumer Staples - 1.2%
Costco Wholesale Corp.	4,075	238,469
Whole Foods Market, Inc. (c)	2,396	91,767
		330,236
Energy - 0.3%
Patterson-UTI Energy, Inc.	2,768	72,549
Health Care - 12.9%
Amgen, Inc. (a)	9,193	508,281
Amylin Pharmaceuticals, Inc. (a) (c)	2,188	90,058
Biogen Idec, Inc. (a) (c)	6,398	342,293
Biomet, Inc.	5,691	260,192
Celgene Corp. (a)	6,329	362,842
Cephalon, Inc. (a) (c)	1,090	87,625
Dentsply International, Inc.	2,556	97,793
Express Scripts, Inc. (a)	4,176	208,842
Genzyme Corp. (a)	5,718	368,239
Gilead Sciences, Inc. (a)	15,498	600,857
Intuitive Surgical, Inc. (a) (c)	630	87,425
Patterson Companies, Inc. (a)	2,325	86,653
Sepracor, Inc. (a)	1,819	74,615
Teva Pharmaceutical Industries, Ltd. - ADR	10,275	423,844
Vertex Pharmaceuticals, Inc. (a) (c)	2,255	64,403
		3,663,962
Industrials - 4.5%
C.H. Robinson Worldwide, Inc.	2,912	152,938
Cintas Corp.	3,337	131,578
Expeditors International Washington, Inc.	3,624	149,671
Fastenal Co. (c)	2,497	104,525
Joy Global, Inc. (c)	1,821	106,219
Monster Worldwide, Inc. (a)	2,337	96,051
Paccar, Inc. (c)	4,707	409,697

	SHARES	VALUE
Industrials - 4.5% (Continued)
Ryanair Holdings PLC - ADR (a) (c)	1,980	$74,745
UAL Corp. (a) (c)	1,304	52,929
		1,278,353
Information Technology - 59.8%
Activision, Inc. (a)	4,313	80,524
Adobe Systems, Inc. (a)	9,825	394,474
Akamai Technologies, Inc. (a)	2,631	127,972
Altera Corp.	8,480	187,662
Apple, Inc. (a)	20,523	2,504,627
Applied Materials, Inc.	12,021	238,857
Autodesk, Inc. (a)	4,172	196,418
BEA Systems, Inc. (a)	6,149	84,180
Broadcom Corp. - Class A (a)	7,231	211,507
Cadence Design Systems, Inc. (a) (c)	4,917	107,977
CDW Corp. (a)	1,403	119,213
Check Point Software Technologies Ltd. (a) (c)	3,775	86,108
Checkfree Corp. (a) (c)	1,450	58,290
Cisco Systems, Inc. (a)	36,958	1,029,280
Citrix Systems, Inc. (a)	3,627	122,121
Cognizant Technology Solutions Corp. (a)	2,381	178,789
Dell, Inc. (a)	14,134	403,526
Electronic Arts, Inc. (a)	5,351	253,209
Fiserv, Inc. (a)	3,546	201,413
Flextronics International Ltd. (a) (c)	11,182	120,766
Google, Inc. (a)	2,414	1,263,439
Infosys Technologies Ltd. - ADR (c)	1,909	96,175
Intel Corp.	34,697	824,401
Intuit, Inc. (a)	7,295	219,434
Juniper Networks, Inc. (a)	6,283	158,143
Kla-Tencor Corp.	3,932	216,063
Lam Research Corp. (a)	2,380	122,332
Linear Technology Corp. (c)	5,885	212,919
Logitech International S.A. (a) (c)	3,000	79,170
Marvell Technology Group Ltd. (a)	9,441	171,921
Maxim Integrated Products, Inc.	7,595	253,749
Microchip Technology, Inc.	3,093	114,565
Microsoft Corp.	56,153	1,654,829
Network Appliance, Inc. (a)	6,569	191,815
Nvidia Corp. (a)	5,968	246,538
Oracle Corp. (a)	36,482	719,060
Paychex, Inc.	6,231	243,757
Qualcomm, Inc.	34,467	1,495,523
Research In Motion Ltd. (a)	3,196	639,168
SanDisk Corp. (a)	3,521	172,318
Sun Microsystems, Inc. (a)	26,675	140,310
Symantec Corp. (a)	16,066	324,533
Telefonaktiebolaget LM Ericsson - ADR (c)	2,231	88,995
Tellabs, Inc. (a)	4,261	45,848
VeriSign, Inc. (a)	3,872	122,859
Xilinx, Inc.	6,743	180,510
Yahoo!, Inc. (a)	11,054	299,895
		17,005,182
Materials - 0.3%
Sigma-Aldrich Corp.	2,206	94,130

The accompanying notes are an integral part of the financial statements.

51

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	NASDAQ-100 INDEX PORTFOLIO

	SHARES	VALUE
Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a) (c)	25,218	$147,525
Millicom International Cellular S.A. (a) (c)	1,682	154,139
NII Holdings, Inc. (a)	2,679	216,302
		517,966
TOTAL COMMON STOCKS
(Cost $19,450,866)		27,961,591

SHORT TERM INVESTMENTS (e) - 1.8%
Money Market Funds - 1.3%
Northern Institutional Diversified Assets Portfolio	375,562	375,562

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bill - 0.5%
4.553%, 09/13/2007	$140,000	$138,710
TOTAL SHORT TERM INVESTMENTS
(Cost $514,252)		514,272
Total Investments (Cost $19,965,118) (b) - 100.1%		28,475,863
Northern Institutional Liquid Assets Portfolio (d) - 13.4%		3,802,802
Liabilities in Excess of Other Assets - (13.5)%		(3,842,984)
TOTAL NET ASSETS - 100.0%		$28,435,681

ADR American Depository Receipt
(a)	Non-income producing.
(b)
For federal income tax purposes, cost is $21,074,710 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $8,830,013 and ($1,428,860), respectively, with a net appreciation / (depreciation) of $7,401,153.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,835,069, $3,802,802, and $127,287, respectively.

(e)
Securities and other assets with an aggregate value of $508,560 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
Nasdaq-100 Index Mini (09/07)	13	$9,737

The accompanying notes are an integral part of the financial statements.

52

Summit Mutual Funds, Inc. – Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$28,475,863
Collateral for securities loaned,
at fair value	3,802,802
Receivables:
Shares sold	2,349
Variation margin	195
Interest and dividends	2,512
Prepaid expenses and other	3,384
32,287,105
LIABILITIES
Payables:
Payable upon return of securities loaned	3,802,802
Shares redeemed	19,646
Professional fees	9,025
Administration fees	6,304
Advisory fees	4,327
Fund accounting fees	3,196
Custodian fees	2,643
Directors’ fees	177
Other accrued expenses	3,304
3,851,424
NET ASSETS*
Paid-in capital	29,678,922
Accumulated undistributed net
investment income / (loss)	3,729
Accumulated net realized gain / (loss)
on investments and futures contracts	(9,767,452)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	8,520,482
$28,435,681

Investments at cost	$19,965,118
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$28,435,681	1,069,409	$26.59

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$336,822
	Unrealized appreciation	$4,728,798
	Post October Capital Loss Carryforward	$(327,396)

Capital Loss Carryforward Expiring December 31:
2008	2009	2010	2011	2012	2013	2014
$(905,274)	$(1,618,824)	$(3,618,754)	$(231,064)	$(139,726)	$(1,358,042)	$(708,047)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Interest	$9,342
Dividends	68,355
Foreign dividend taxes withheld	(352)
Other income	2,815
80,160
EXPENSES
Advisory fees	47,331
Administration fees	13,523
Professional fees	8,878
Fund accounting fees	8,633
Transfer agent fees	5,817
Custodian fees	4,856
Royalty fees	2,490
Directors’ fees	1,540
Shareholder reporting fees	922
Other expenses	1,247
95,237
Reimbursements and waivers	(7,336)
87,901
NET INVESTMENT INCOME / (LOSS)	(7,741)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(93,715)
Net realized gain / (loss) on futures contracts	19,144
(74,571)
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	2,684,928

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	2,610,357

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,602,616

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit(1)	and Waivers
0.35%	0.10%	0.65%	$7,336

The accompanying notes are an integral part of the financial statements.

53

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	NASDAQ-100 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$(7,741)	$13,649
Net realized gain / (loss) on investments and futures	(74,571)	(1,016,427)
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	2,684,928	2,663,588

	2,602,616	1,660,810

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(4,349)	(33,790)
Return of capital	(333,534)	—

	$(337,883)	$(33,790)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,213,709	5,005,689
Reinvestment of distributions	337,883	33,790
Payments for shares redeemed	(2,488,978)	(6,888,662)

	62,614	(1,849,183)

NET INCREASE / (DECREASE) IN NET ASSETS	2,327,347	(222,163)
NET ASSETS
Beginning of period	26,108,334	26,330,497

End of period	$28,435,681	$26,108,334

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$3,729	$15,819

FUND SHARE TRANSACTIONS
Sold	87,900	216,002
Reinvestment of distributions	13,419	1,429
Redeemed	(99,055)	(296,572)

Net increase / (decrease) from fund share transactions	2,264	(79,141)

TOTAL COST OF PURCHASES OF:
Common Stocks	$698,667	$2,032,713

	$698,667	$2,032,713

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$1,242,475	$2,430,165

	$1,242,475	$2,430,165

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$4,349	$33,790
Return of capital	333,534	—

	$337,883	$33,790

The accompanying notes are an integral part of the financial statements.

54

Summit Mutual Funds, Inc. – Pinnacle Series RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Summit Russell 2000 Small Cap Index Portfolio Class I - Average Annual Total Return
1-Year	5-Year	Since Inception
15.71%	13.15%	8.52%

Summit Russell 2000 Small Cap Index Portfolio Class F - Average Annual Total Return
1-Year	5-Year	Since Inception
15.47%	12.93%	7.99%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$102.46 Million
Number of Equity Holdings:	1960
Median Cap Size:	$696 (in millions)
Average Price-to-book Ratio:	2.42 x
Dividend Yield:	1.18%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
CF Industries Holdings, Inc.
Sotheby’s Holdings
Polycom, Inc.
Florida East Coast Industries
Hologic, Inc.
Flir Systems, Inc.
Valueclick, Inc.
Equinix, Inc.
Time Warner Telecom, Inc.
Alexandria Real Estate Equities, Inc.
0.21% 0.20% 0.20% 0.20% 0.20% 0.20% 0.19% 0.19% 0.19% 0.18%

55

Summit Mutual Funds, Inc. – Pinnacle Series RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the “Index”).

Strategy – The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the period ended June 30, 2007, the Summit Russell 2000 Index Portfolio‘s (Class I) total return was 6.15% (before the impact of any product or contract-level fees). This compares to a 6.45% total return for the Russell 2000 Index. The difference of 0.30% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

56

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	CLASS I
	For the
	Six Months
	Ended June 30,
	(Unaudited)		Fiscal Year Ended December 31,
	2007		2006	2005	2004	2003	2002

Net asset value, beginning of period	$74.19		$65.46	$63.92	$54.40	$37.52	$48.10
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.35	(3)	0.46	0.41	0.31 (3)	0.22	0.29
Net realized and unrealized gains / (losses)	4.13		10.88	2.07	9.32	16.95	(10.31)
Total from Investment Activities	4.48		11.34	2.48	9.63	17.17	(10.02)
DISTRIBUTIONS:
Net investment income	(0.47)		(0.44)	(0.31)	(0.11)	(0.29)	(0.09)
Net realized gains	(5.48)		(2.17)	(0.63)	—	—	(0.47)
Total Distributions	(5.95)		(2.61)	(0.94)	(0.11)	(0.29)	(0.56)
Net asset value, end of period	$72.72		$74.19	$65.46	$63.92	$54.40	$37.52

Total return	6.15%		17.60%	4.01%	17.72%	46.19%	-21.05%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.65	%(2)	0.65%	0.69%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets - gross	0.65	%(2)	0.65%	0.69%	0.76%	1.12%	1.33%
Ratio of net investment income / (loss)
to average net assets	0.98	%(2)	0.84%	0.70%	0.60%	0.57%	0.65%
Portfolio turnover rate(4)	14.66%		24.45%	25.20%	27.27%	23.87%	30.78%
Net assets, end of period (000’s)	$101,803		$95,694	$75,815	$68,770	$25,794	$13,863

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Annualized.
(3)	Per share amounts are based on average shares outstanding.
(4)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

57

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	Class F
	For the
	Six Months
	Ended June 30,		Fiscal Year Ended
	(Unaudited)		December 31,
	2007		2006	2005(1)
Net asset value, beginning of period	$74.02		$65.43	$64.41

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.28	(4)	0.31	0.12
Net realized and unrealized gains / (losses)	4.12		10.87	0.90
Total from Investment Activities	4.40		11.18	1.02
DISTRIBUTIONS:
Net investment income	(0.38)		(0.42)	—
Net realized gains	(5.48)		(2.17)	—
Total Distributions	(5.86)		(2.59)	—
Net asset value, end of period	$72.56		$74.02	$65.43

Total return	6.05%		17.35%	1.58%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	0.85	%(3)	0.85%	0.84	%(3)
Ratio of expenses to average net assets - gross	0.85	%(3)	0.85%	0.84	%(3)
Ratio of net investment income / (loss)
to average net assets	0.78	%(3)	0.64%	0.74	%(3)
Portfolio turnover rate (5)	14.66%		24.45%	25.20%
Net assets, end of period (000’s)	659		272	5

(1)	Portfolio commenced operations on October 4, 2005.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Per share amounts are based on average shares outstanding.
(5)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

58

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

JUNE 30, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 95.5%
Capital Goods - 11.3%
AAR Corp. (a) (c)	2,562	$84,572
ABX Air, Inc. (a) (c)	4,100	33,046
ACCO Brands Corp. (a) (c)	3,577	82,450
Accuride Corp. (a)	1,591	24,517
Actuant Corp. - Class A (c)	1,918	120,949
Advanced Energy Industries, Inc. (a)	2,476	56,106
Aerovironment, Inc. (a) (c)	464	9,563
Aftermarket Technology Corp. (a) (c)	1,530	45,410
Airtran Holdings, Inc. (a) (c)	6,372	69,582
Alaska Air Group, Inc. (a) (c)	2,784	77,562
Allegiant Travel Co. (a) (c)	348	10,697
Altra Holdings, Inc. (a) (c)	692	11,958
American Axle & Manufacturing Holdings, Inc.	2,961	87,705
American Commercial Lines, Inc. (a) (c)	4,322	112,588
American Ecology Corp. (c)	1,094	23,433
American Railcar Industries, Inc. (c)	607	23,673
American Superconductor Corp. (a) (c)	2,305	44,510
Amerigon, Inc. (a)	1,424	25,618
Andrew Corp. (a)	10,267	148,255
AO Smith Corp. (c)	1,439	57,402
Applied Industrial Technologies, Inc.	3,147	92,836
Arctic Cat, Inc.	846	16,751
ARGON ST, Inc. (a) (c)	898	20,843
Arkansas Best Corp. (c)	1,495	58,260
Arlington Tankers Ltd (c)	876	25,124
Arris Group, Inc. (a) (c)	7,517	132,224
ArvinMeritor, Inc. (c)	4,953	109,957
Astec Industries, Inc. (a) (c)	1,141	48,173
ASV, Inc. (a) (c)	1,469	25,384
Asyst Technologies, Inc. (a) (c)	3,403	24,604
Atlas Air Worldwide Holdings, Inc. (a) (c)	879	51,808
ATMI, Inc. (a)	2,508	75,240
Audiovox Corp. (a)	1,164	15,097
Axcelis Technologies, Inc. (a)	7,095	46,047
Azz, Inc. (a)	772	25,978
Badger Meter, Inc. (c)	977	27,610
Baldor Electric Co. (c)	3,016	148,628
Beazer Homes USA, Inc.	2,595	64,019
Belden CDT, Inc. (c)	2,983	165,109
Blount International, Inc. (a) (c)	2,668	34,897
Briggs & Stratton Corp. (c)	3,276	103,391
Bristow Group, Inc. (a) (c)	1,344	66,595
Brooks Automation, Inc. (a) (c)	5,243	95,160
Bucyrus International, Inc. - Class A (c)	2,486	175,959
Cascade Corp.	882	69,184
C-COR, Inc. (a) (c)	3,372	47,410
Celadon Group, Inc. (a) (c)	1,613	25,647
Champion Enterprises, Inc. (a) (c)	5,364	52,728
Chart Industries, Inc. (a)	949	26,990
Cognex Corp. (c)	3,273	73,675
Cohu, Inc. (c)	1,585	35,266
Color Kinetics, Inc. (a) (c)	1,085	36,250
Columbus McKinnon Corp. NY (a) (c)	1,286	41,409
Commercial Vehicle Group, Inc. (a)	1,480	27,572
Cooper Tire & Rubber Co.	4,312	119,097
Credence Systems Corp. (a) (c)	7,033	25,319
CTS Corp.	2,523	31,941
Curtiss-Wright Corp.	3,078	143,466

	SHARES	VALUE
Capital Goods - 11.3% (Continued)
Cymer, Inc. (a)	2,383	$95,797
Darling International, Inc. (a)	5,719	52,272
Dionex Corp. (a)	1,257	89,234
Double Hull Tankers, Inc. (c)	1,422	22,169
Dynamex, Inc. (a) (c)	725	18,509
Eagle Bulk Shipping, Inc. (c)	2,758	61,807
EGL, Inc. (a) (c)	2,211	102,767
Electro Scientific Industries, Inc. (a) (c)	2,038	42,390
EnPro Industries, Inc. (a) (c)	1,481	63,372
Entegris, Inc. (a) (c)	9,674	114,927
ESCO Technologies, Inc. (a) (c)	1,814	65,776
Esterline Technologies Corp. (a) (c)	1,783	86,137
ExpressJet Holdings, Inc. (a) (c)	3,474	20,774
Faro Technologies, Inc. (a) (c)	974	31,032
Federal Signal Corp.	3,394	53,829
FEI Co. (a) (c)	2,361	76,638
Fleetwood Enterprises, Inc. (a) (c)	4,486	40,598
Florida East Coast Industries (c)	2,473	205,210
Flow International Corp. (a)	2,483	31,286
Force Protection, Inc. (a) (c)	4,608	95,109
Forward Air Corp.	2,212	75,407
Franklin Electric Co., Inc. (c)	1,272	60,013
Freightcar America, Inc. (c)	883	42,243
Fuel-tech N V (a) (c)	1,209	41,408
Gehl Co. (a) (c)	708	21,495
Genco Shipping & Trading Ltd (c)	1,172	48,357
General Maritime Corp. (c)	1,884	50,454
Genesee & Wyoming, Inc. (a)	2,544	75,913
Genlyte Group, Inc. (a)	1,868	146,713
Golar LNG Ltd. (c)	2,281	38,001
The Gorman-Rupp Co. (c)	768	24,468
Greenbrier Cos., Inc. (c)	951	28,739
Gulfmark Offshore, Inc. (a) (c)	1,505	77,086
Hardinge, Inc. (c)	739	25,148
Hayes Lemmerz International, Inc. (a)	6,288	33,641
Headwaters, Inc. (a)	2,970	51,292
Heartland Express, Inc. (c)	4,255	69,356
Heico Corp. (c)	1,684	70,863
Herman Miller, Inc.	4,178	132,025
Horizon Lines Inc. - Class A (c)	2,218	72,662
Hovnanian Enterprises, Inc. (a)	2,492	41,193
HUB Group, Inc. (a)	2,812	98,870
Hurco Cos, Inc. (a)	371	18,543
Interdigital Communications Corp. (a) (c)	3,306	106,354
Intevac, Inc. (a) (c)	1,476	31,380
Itron, Inc. (a) (c)	1,952	152,139
JetBlue Airways Corp. (a) (c)	12,214	143,514
Kadant, Inc. (a)	957	29,858
Keystone Automotive Industries, Inc. (a)	1,133	46,872
Knight Transportation, Inc. (c)	4,022	77,946
Knightsbridge Tankers Ltd.	1,125	34,324
Knoll, Inc.	3,288	73,651
Kulicke & Soffa Industries, Inc. (a) (c)	3,986	41,733
L-1 Identity Solutions, Inc. (a) (c)	3,780	77,301
Ladish Co., Inc. (a) (c)	985	42,355
Lear Corp. (a)	5,080	180,899
Lindsay Manufacturing Co. (c)	754	33,395
Littelfuse, Inc. (a)	1,569	52,985
LTX Corp. (a)	4,335	24,103

The accompanying notes are an integral part of the financial statements.

59

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Capital Goods - 11.3% (Continued)
M/I Homes, Inc. (c)	845	$22,477
Marine Products Corp. (c)	813	6,691
Marten Transport Ltd. (a) (c)	1,075	19,361
MasTec, Inc. (a)	2,831	44,786
Mattson Technology, Inc. (a)	3,685	35,744
Measurement Specialties, Inc. (a) (c)	925	21,904
Meritage Homes Corp. (a) (c)	1,589	42,506
Middleby Corp. (a) (c)	868	51,924
Midwest Air Group, Inc. (a)	1,631	24,498
Miller Industries Inc./TN (a)	622	15,612
Mine Safety Appliances Co. (c)	1,860	81,394
MKS Instruments, Inc. (a)	3,322	92,019
Modine Manufacturing Co.	2,361	53,359
Monaco Coach Corp. (c)	1,879	26,964
Moog, Inc. (a)	2,585	114,024
MTC Technologies, Inc. (a) (c)	679	16,676
MTS Systems Corp. (c)	1,234	55,123
NACCO Industries, Inc. (c)	388	60,330
Noble International Ltd. (c)	806	16,475
Nordic American Tanker Shipping	1,760	71,878
Nordson Corp.	2,067	103,681
Odyssey Marine Exploration, Inc. (a)	2,748	16,515
Old Dominion Freight Line (a)	1,978	59,637
Opnext, Inc. (a)	1,346	17,821
Orbital Sciences Corp. (a)	4,194	88,116
OYO Geospace Corp. (a) (c)	256	18,993
Pacer International, Inc.	2,640	62,093
Palm Harbor Homes, Inc. (a)	644	9,113
Park-Ohio Holdings Corp. (a)	536	14,633
Patriot Transportation Holding, Inc. (a) (c)	102	8,843
Photronics, Inc. (a) (c)	2,909	43,286
Pinnacle Airlines Corp. (a) (c)	1,299	24,356
Plantronics, Inc. (c)	3,307	86,710
Polaris Industries, Inc. (c)	2,377	128,738
Polycom, Inc. (a)	6,130	205,968
Powell Industries, Inc. (a) (c)	516	16,388
Power-One, Inc. (a) (c)	4,915	19,562
Powerwave Technologies, Inc. (a) (c)	9,155	61,338
Preformed Line Products Co. (c)	163	7,826
Raser Technologies, Inc. (a) (c)	1,429	10,560
Regal-Beloit Corp. (c)	2,161	100,573
Republic Airways Holdings, Inc. (a) (c)	2,285	46,500
Robbins & Myers, Inc.	888	47,179
Rofin-Sinar Technologies, Inc. (a)	1,079	74,451
Rudolph Technologies, Inc. (a)	1,719	28,553
Saia, Inc. (a)	1,029	28,051
Sauer-Danfoss, Inc. (c)	690	20,534
Semitool, Inc. (a) (c)	1,544	14,838
Ship Finance International Ltd. (c)	2,082	61,794
Skyline Corp.	480	14,405
Skywest, Inc.	4,474	106,615
Sonic Solutions, Inc. (a) (c)	1,805	22,761
Spartan Motors, Inc. (c)	2,139	36,406
Standard Motor Products, Inc. (c)	1,038	15,601
Standard-Pacific Corp. (c)	4,319	75,712
Standex International Corp.	871	24,771
Stoneridge, Inc. (a) (c)	944	11,649
Sun Hydraulics Corp. (c)	497	24,477
Superior Industries International (c)	1,615	35,142
Symmetricom, Inc. (a) (c)	3,232	27,149

	SHARES	VALUE
Capital Goods - 11.3% (Continued)
TAL International Group, Inc. (c)	1,136	$33,751
Taser International, Inc. (a) (c)	4,359	60,852
Tbs International Limited (a) (c)	329	9,344
Team, Inc. (a) (c)	414	18,618
Technitrol, Inc.	2,852	81,767
Tecumseh Products Co. (a) (c)	1,167	18,334
Teledyne Technologies, Inc. (a)	2,405	110,510
Tennant Co. (c)	1,106	40,369
Tenneco, Inc. (a)	3,180	111,427
Titan International, Inc. (c)	1,605	50,734
TransDigm Group, Inc. (a) (c)	720	29,131
Triumph Group, Inc. (c)	1,118	73,195
TurboChef Technologies, Inc. (a) (c)	908	12,639
Twin Disc, Inc. (c)	302	21,717
Ultra Clean Holdings (a) (c)	1,255	17,545
Ultrapetrol Bahamas Ltd (a)	1,010	23,937
Ultratech, Inc. (a) (c)	1,682	22,421
United Industrial Corp. (c)	662	39,707
Universal Truckload Services, Inc. (a) (c)	417	8,286
Veeco Instruments, Inc. (a) (c)	2,126	44,093
Vicor Corp. (c)	1,393	18,429
Visteon Corp. (a) (c)	9,002	72,916
Wabash National Corp.	2,191	32,054
Watts Water Technologies, Inc. (c)	2,049	76,776
Werner Enterprises, Inc. (c)	3,065	61,760
Westinghouse Air Brake Technologies Corp.	3,410	124,567
Winnebago Industries, Inc.	2,287	67,512
Woodward Governor Co.	2,112	113,351
X-Rite, Inc.	2,006	29,629
Zygo Corp. (a)	1,269	18,134
		11,556,164
Consumer Discretionary - 18.4%
1-800 Contacts, Inc. (a) (c)	494	11,589
1-800-FLOWERS.COM, Inc. (a) (c)	1,763	16,625
24/7 Real Media, Inc. (a)	3,404	39,929
99 Cents Only Stores (a) (c)	3,325	43,591
Aaron Rents, Inc. (c)	3,077	89,848
ABM Industries, Inc.	3,075	79,366
AC Moore Arts & Crafts, Inc. (a) (c)	1,045	20,492
Administaff, Inc.	1,606	53,785
The Advisory Board Co. (a) (c)	1,310	72,784
Aeropostale, Inc. (a) (c)	3,558	148,297
AFC Enterprises (a) (c)	1,805	31,208
Ambassadors Group, Inc.	1,026	36,454
Ambassadors International, Inc. (c)	465	15,466
Amerco, Inc. (a) (c)	667	50,359
American Greetings Corp. (c)	3,749	106,209
American Woodmark Corp.	839	29,029
Ameristar Casinos, Inc.	1,813	62,984
AMN Healthcare Services, Inc. (a) (c)	2,284	50,248
Applebees International, Inc.	5,223	125,874
Arbitron, Inc. (c)	2,116	109,037
Asbury Automotive Group, Inc.	1,695	42,290
Bally Technologies, Inc. (a)	3,663	96,776
Barrett Business Services, Inc.	454	11,727
Bauer Eddie Hldgs, Inc. (a)	2,017	25,918
Bebe Stores, Inc. (c)	1,660	26,577
Belo Corp.	5,627	115,860
Benihana, Inc. (a)	544	10,880

The accompanying notes are an integral part of the financial statements.

60

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Discretionary - 18.4% (Continued)
Big 5 Sporting Goods Corp. (c)	1,598	$40,749
BJ’s Restaurants, Inc. (a) (c)	1,104	21,793
Blockbuster, Inc. (a) (c)	13,416	57,823
Blue Nile, Inc. (a) (c)	924	55,810
Blyth, Inc.	1,815	48,243
Bob Evans Farms, Inc.	2,519	92,825
The Bon-Ton Stores Inc.	670	26,840
Books-A-Million, Inc. (c)	998	16,906
Borders Group, Inc. (c)	4,340	82,720
Bowne & Co, Inc.	2,057	40,132
Bright Horizons Family Solutions, Inc. (a) (c)	1,832	71,283
Brightpoint, Inc. (a) (c)	3,532	48,706
Brown Shoe Co, Inc.	2,986	72,620
The Buckle Inc.	1,019	40,149
Buffalo Wild Wings, Inc. (a) (c)	984	40,925
Build-A-Bear-Workshop, Inc. (a) (c)	1,034	27,029
Cabela’s, Inc. (a) (c)	2,251	49,815
Cache, Inc. (a) (c)	862	11,439
California Pizza Kitchen, Inc. (a) (c)	1,278	27,451
Callaway Golf Co. (c)	4,804	85,559
Capella Education Company (a)	705	32,451
Carmike Cinemas, Inc. (c)	866	19,017
Carrols Restaurant Group Inc. (a)	693	10,568
Carter’s, Inc. (a)	3,858	100,077
Casella Waste Systems, Inc. (a)	1,547	16,677
Casual Male Retail Group, Inc. (a) (c)	2,402	24,260
Catalina Marketing Corp.	2,402	75,663
The Cato Corp.	2,148	47,127
CBIZ, Inc. (a) (c)	3,945	28,996
CBRL Group, Inc.	1,634	69,412
CDI Corp. (c)	901	29,012
CEC Entertainment, Inc. (a)	1,893	66,634
Central European Distribution Corp. (a)	2,233	77,306
Cenveo, Inc. (a) (c)	3,744	86,823
Charlotte Russe Holding, Inc. (a)	1,678	45,088
Charming Shoppes, Inc. (a) (c)	8,597	93,106
Charter Communications, Inc. (a) (c)	26,956	109,172
Chemed Corp.	1,677	111,168
Cherokee, Inc. (c)	520	19,001
The Children’s Place Retail Stores, Inc. (a)	1,588	82,004
Chipolte Mexican Grill, Inc. (a) (c)	2,235	175,738
Christopher & Banks Corp. (c)	2,568	44,041
Churchill Downs, Inc. (c)	585	30,642
Cinemark Holdings, Inc. (a) (c)	1,887	33,758
Citadel Broadcasting Corp. (c)	12,170	78,497
Citi Trends, Inc. (a) (c)	922	34,999
CKE Restaurants, Inc.	4,197	84,234
CKX, Inc. (a) (c)	2,503	34,591
CMGI, Inc. (a) (c)	32,711	63,786
CNET Networks, Inc. (a) (c)	10,544	86,355
Coinmach Service Corp. (c)	1,859	24,595
Coinstar, Inc. (a) (c)	1,958	61,638
Columbia Sportswear Co. (c)	925	63,529
Conn’s, Inc. (a) (c)	508	14,508
Consolidated Graphics, Inc. (a)	791	54,801
Core-Mark Holding Co., Inc. (a) (c)	646	23,243
Corinthian Colleges, Inc. (a) (c)	6,057	98,669
Cornell Cos., Inc. (a) (c)	804	19,746
CoStar Group, Inc. (a) (c)	1,125	59,490
Courier Corp. (c)	671	26,840

	SHARES	VALUE
Consumer Discretionary - 18.4% (Continued)
Cox Radio, Inc. (a)	2,203	$31,371
CPI Corp. (c)	345	23,978
CRA International, Inc. (a) (c)	796	38,367
Cross Country Healthcare, Inc. (a)	2,255	37,613
Crown Media Holdings, Inc. (a) (c)	1,039	7,481
CSK Auto Corp. (a) (c)	3,079	56,654
CSS Industries, Inc.	453	17,943
Cumulus Media, Inc. (a) (c)	2,501	23,384
DEB Shops, Inc.	350	9,678
Deckers Outdoor Corp. (a) (c)	843	85,059
Denny’s Corp. (a) (c)	6,464	28,765
DeVry, Inc. (c)	3,946	134,243
Dg Fastchannel, Inc. (a) (c)	873	17,792
Diamond Management & Technology Consultants, Inc.	2,052	27,086
Digital Theater Systems, Inc. (DTS) (a) (c)	1,234	26,864
Dollar Thrifty Automotive Group (a)	1,732	70,735
Dominos Pizza, Inc.	2,663	48,653
Dover Downs Gaming & Entertainment, Inc. (c)	975	14,635
Dress Barn, Inc. (a) (c)	3,233	66,341
DSW, Inc. - Class A (a) (c)	1,139	39,660
Dyncorp International, Inc. (a)	1,759	38,680
Earthlink, Inc. (a)	8,938	66,767
Elizabeth Arden, Inc. (a)	1,823	44,226
Emmis Communications Corp.	2,314	21,312
Entercom Communications Corp. (c)	2,241	55,779
Entravision Communications Corp. (a) (c)	4,709	49,115
Ethan Allen Interiors, Inc. (c)	1,744	59,732
Exponent, Inc. (a)	1,078	24,115
Ezcorp, Inc. (a)	2,492	32,994
Finish Line	2,991	27,248
First Advantage Corp. (a) (c)	479	11,022
Fisher Communications, Inc. (a) (c)	510	25,903
Forrester Research, Inc. (a)	1,027	28,890
Fossil, Inc. (a) (c)	3,023	89,148
Fred’s, Inc.	2,806	37,544
FTD Group, Inc.	861	15,851
FTI Consulting, Inc. (a) (c)	2,809	106,826
Furniture Brands International, Inc. (c)	3,169	45,000
G&K Services, Inc. (c)	1,494	59,028
Gaiam, Inc. - Class A (a) (c)	1,138	20,746
Gander Mountain Co. (a) (c)	336	3,814
GateHouse Media, Inc. (c)	1,103	20,461
Gaylord Entertainment Co. (a)	2,855	153,142
Gemstar-TV Guide International, Inc. (a)	17,470	85,952
Genesco, Inc. (a) (c)	1,636	85,579
The Geo Group Inc. (a) (c)	3,286	95,623
Gevity HR, Inc.	1,842	35,606
G-iii Apparel Group Ltd (a)	862	13,611
Global Sources Ltd (a) (c)	1,038	23,563
Glu Mobile, Inc. (a)	484	6,728
Gray Television, Inc.	3,019	27,986
Great Wolf Resorts, Inc. (a) (c)	1,884	26,847
Greenfield Online, Inc. (a) (c)	1,427	22,704
Group 1 Automotive, Inc. (c)	1,745	70,393
GSI Commerce, Inc. (a) (c)	1,317	29,909
Guitar Center, Inc. (a) (c)	2,057	123,029
Gymboree Corp. (a)	2,338	92,141
Harris Interactive, Inc. (a) (c)	3,812	20,394
Haverty Furniture Cos., Inc. (c)	1,582	18,462
Heelys, Inc. (a) (c)	446	11,534

The accompanying notes are an integral part of the financial statements.

61

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Consumer Discretionary - 18.4% (Continued)
Heidrick & Struggles International, Inc. (a)	1,288	$65,997
Helen of Troy Ltd. (a) (c)	2,013	54,351
Hibbett Sports, Inc. (a) (c)	2,252	61,660
Home Solutions of America, Inc. (a) (c)	3,321	19,860
Hooker Furniture Corp. (c)	751	16,852
HOT Topic, Inc. (a) (c)	3,105	33,751
Houston Wire & Cable Co. (a) (c)	1,107	31,450
Hudson Highland Group, Inc. (a)	1,725	36,898
Iconix Brand Group, Inc. (a) (c)	3,367	74,815
ICT Group, Inc. (a) (c)	441	8,251
Ihop Corp.	1,292	70,324
IKON Office Solutions, Inc. (c)	7,085	110,597
Infospace, Inc.	2,192	50,876
infoUSA, Inc. (c)	2,360	24,119
Insight Enterprises, Inc. (a)	3,392	76,557
Inter Parfums, Inc. (c)	326	8,678
Internap Network Services Corp. (a) (c)	3,263	47,052
inVentiv Health Inc. (a) (c)	2,050	75,051
iPass, Inc. (a) (c)	4,571	24,775
Isle of Capri Casinos, Inc. (a) (c)	1,050	25,158
J Crew Group, Inc. (a) (c)	2,583	139,714
Jack in the Box, Inc. (a)	2,197	155,855
Jackson Hewitt Tax Service, Inc. (c)	2,266	63,697
Jakks Pacific, Inc. (a) (c)	1,933	54,395
Jamba, Inc. (a) (c)	3,430	31,350
Jo-Ann Stores, Inc. (a) (c)	1,692	48,104
JOS A Bank Clothiers, Inc. (a) (c)	1,264	52,418
Journal Communications, Inc.	3,074	39,993
K2, Inc. (a)	3,305	50,203
Kellwood Co. (c)	1,799	50,588
Kelly Services, Inc. (c)	1,420	38,993
Kenexa Corp. (a) (c)	1,667	62,863
Kenneth Cole Productions, Inc. (c)	615	15,191
Kforce, Inc. (a)	2,085	33,318
Kimball International, Inc.	1,735	24,307
Knology, Inc. (a) (c)	1,755	30,484
The Knot, Inc. (a) (c)	1,834	37,028
Korn/Ferry International (a)	2,977	78,176
Krispy Kreme Doughnuts, Inc. (a) (c)	3,858	35,725
K-Swiss, Inc. (c)	1,818	51,504
Labor Ready, Inc. (a)	3,067	70,878
Lakes Entertainment, Inc. (a) (c)	1,609	19,002
Landry’s Restaurants, Inc. (c)	1,150	34,799
Lawson Products	256	9,907
La-Z-Boy, Inc. (c)	3,636	41,669
Leapfrog Enterprises, Inc. (a) (c)	2,392	24,518
LECG Corp. (a) (c)	1,714	25,899
Lee Enterprises, Inc. (c)	3,214	67,044
Libbey, Inc. (c)	958	20,664
Life Time Fitness, Inc. (a) (c)	2,136	113,699
Lifetime Brands, Inc. (c)	756	15,460
Lin TV Corp. (a)	1,941	36,510
Lincoln Educational Services Corp. (a) (c)	319	4,740
Liquidity Services, Inc. (a) (c)	545	10,235
Lithia Motors, Inc. (c)	1,112	28,178
Live Nation, Inc. (a)	4,482	100,307
LKQ Corp. (a) (c)	3,141	77,457
Lodgenet Entertainment Corp. (a) (c)	1,406	45,076
Lodgian, Inc. (a) (c)	1,597	24,003
LoJack Corp. (a) (c)	1,323	29,490

	SHARES	VALUE
Consumer Discretionary - 18.4% (Continued)
LoopNet, Inc. (a) (c)	1,777	$41,457
Magna Entertainment Corp. (a) (c)	2,808	8,199
Maidenform Brands, Inc. (a)	1,519	30,167
Mannatech, Inc. (c)	1,100	17,479
Marchex, Inc. (c)	1,620	26,438
Marcus Corp.	1,511	35,901
MarineMax, Inc. (a) (c)	1,106	22,142
Martha Stewart Living Omnimedia (c)	1,778	30,582
Marvel Entertainment, Inc. (a) (c)	3,306	84,237
Matthews International Corp.	2,259	98,515
MAXIMUS, Inc. (c)	1,507	65,374
McCormick & Schmick’s Seafood Restaurants, Inc. (a) (c)	837	21,712
Media General, Inc. (c)	1,553	51,668
Men’s Wearhouse, Inc.	3,576	182,626
Midas, Inc. (a) (c)	1,091	24,733
Midway Games, Inc. (a) (c)	2,513	15,983
Monarch Casino & Resort, Inc. (a) (c)	697	18,714
Monro Muffler, Inc. (c)	792	29,660
Morgans Hotel Group Co. (a) (c)	1,264	30,816
Morton’s Restaurant Group, Inc. (a) (c)	673	12,188
Movado Group, Inc.	1,243	41,939
MPS Group, Inc. (a)	7,254	96,986
MTR Gaming Group, Inc. (a)	1,594	24,548
Multimedia Games, Inc. (a) (c)	1,907	24,333
MWI Veterinary Supply, Inc. (a) (c)	376	14,999
National Cinemedia, Inc. (a) (c)	2,910	81,509
National Presto Industries, Inc.	333	20,759
Nautilus Group, Inc. (c)	2,307	27,776
Navigant Consulting, Inc. (a) (c)	3,840	71,270
Net 1 UEPS Technologies, Inc. (a)	2,768	66,847
NetFlix, Inc. (a) (c)	3,167	61,408
New York & Company, Inc. (a)	1,503	16,473
Nexstar Broadcasting Group, Inc. (a) (c)	699	9,185
NIC, Inc. (c)	2,688	18,386
Nu Skin Enterprises, Inc.	3,332	54,978
Oakley, Inc.	1,748	49,643
O’Charleys, Inc.	1,623	32,720
On Assignment, Inc. (a) (c)	2,386	25,578
Overstock.com, Inc. (a) (c)	744	13,593
Oxford Industries, Inc.	1,016	45,049
Pacific Sunwear Of California (a)	4,676	102,872
The Pantry Inc. (a) (c)	1,593	73,437
Papa John’s International, Inc. (a) (c)	1,711	49,208
Payless Shoesource, Inc. (a)	4,280	135,034
PC Connection, Inc. (a)	615	8,143
PeopleSupport, Inc. (a) (c)	1,647	18,693
PEP Boys-Manny, Moe & Jack (c)	2,776	55,964
Perficient, Inc. (a) (c)	1,929	39,930
Perry Ellis International, Inc. (a) (c)	799	25,704
PetMed Express, Inc. (a) (c)	1,319	16,936
PF Chang’s China Bistro, Inc. (a) (c)	1,862	65,542
PHH Corp. (a)	3,742	116,788
Pier 1 Imports, Inc. (c)	6,128	52,027
Pinnacle Entertainment, Inc. (a)	3,952	111,249
Playboy Enterprises, Inc. (a) (c)	1,495	16,938
Playtex Products, Inc. (a)	3,927	58,159
Premier Exibitions, Inc. (a) (c)	1,924	30,322
Pre-Paid Legal Services, Inc. (a)	656	42,187
Prestige Brands Holdings, Inc. (a)	2,340	30,373
Priceline.com, Inc. (a) (c)	2,513	172,744

The accompanying notes are an integral part of the financial statements.

62

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Discretionary - 18.4% (Continued)
Pricesmart, Inc. (c)	518	$12,810
Primedia, Inc. (a) (c)	17,440	49,704
Protection One, Inc. (a)	430	6,433
Providence Service Corp. (a) (c)	843	22,525
Quiksilver, Inc. (a) (c)	8,574	121,151
Radio One, Inc. (a)	5,375	37,948
Rare Hospitality International, Inc. (a)	2,028	54,290
RC2 Corp. (a) (c)	1,462	58,495
Red Robin Gourmet Burgers, Inc. (a) (c)	1,162	46,910
Regis Corp.	2,926	111,920
Renaissance Learning, Inc. (c)	526	6,917
Rent-A-Center, Inc. (a)	4,879	127,976
Resources Connection, Inc. (a)	3,383	112,248
Retail Ventures, Inc. (a) (c)	1,489	24,018
Revlon, Inc. (a) (c)	13,647	18,696
Riviera Holdings Corp. (a) (c)	735	26,717
Rollins, Inc.	2,078	47,316
Rsc Holdings, Inc. (a)	1,374	27,480
Ruby Tuesday, Inc.	3,762	99,053
Rush Enterprises, Inc. - Class A (a) (c)	1,530	33,232
Russ Berrie & Co, Inc. (a) (c)	826	15,388
Ruth’s Chris Steak House, Inc. (a) (c)	1,226	20,830
Salem Communications Corp.	741	8,218
Sally Beauty Hldgs, Inc.	6,224	56,016
Schawk, Inc.	1,033	20,681
Scholastic Corp. (a) (c)	2,466	88,628
School Specialty, Inc. (a) (c)	1,477	52,345
Sealy Corp. (c)	2,966	48,998
Select Comfort Corp. (a) (c)	3,784	61,377
Shoe Carnival, Inc. (a) (c)	562	15,449
Shuffle Master, Inc. (a) (c)	2,443	40,554
Shutterfly, Inc. (a) (c)	952	20,516
Sinclair Broadcast Group, Inc. (c)	3,201	45,518
Six Flags, Inc. (a) (c)	5,004	30,474
Skechers U.S.A., Inc. (a)	1,348	39,362
Smith & Wesson Holding Corp. (a) (c)	2,051	34,354
Sohu.com, Inc. (a) (c)	1,815	58,062
Sonic Automotive, Inc. (c)	2,117	61,330
Sonic Corp. (a) (c)	4,387	97,040
Source Interlink Companies, Inc. (a) (c)	2,394	11,922
Spanish Broadcasting System (a) (c)	3,131	13,463
Spectrum Brands, Inc. (a) (c)	2,594	17,561
Speedway Motorsports, Inc. (c)	1,075	42,979
Spherion Corp. (a)	4,044	37,973
Stage Stores, Inc.	3,064	64,221
Stamps.com, Inc. (a) (c)	1,311	18,066
Standard Parking Corp. (a) (c)	332	11,663
The Steak n Shake Co. (a) (c)	1,979	33,030
Stein Mart, Inc. (c)	1,842	22,583
Steiner Leisure Ltd. (a) (c)	1,123	55,162
Steinway Musical Instruments (c)	492	17,018
Steven Madden Ltd.	1,462	47,895
Stewart Enterprises, Inc.	7,393	57,591
Strayer Education, Inc.	1,007	132,632
Stride Rite Corp.	2,581	52,291
Sturm Ruger & Co, Inc. (a) (c)	1,492	23,156
Sun-times Media Group, Inc. (c)	4,879	25,615
Syms Corp. (a) (c)	458	9,036
Systemax, Inc. (c)	647	13,464
Take-Two Interactive Software, Inc. (a) (c)	5,028	100,409

	SHARES	VALUE
Consumer Discretionary - 18.4% (Continued)
The Talbots, Inc. (c)	1,581	$39,572
TeleTech Holdings, Inc. (a) (c)	2,781	90,327
Tempur-Pedic International, Inc. (c)	5,463	141,492
Tetra Tech, Inc. (a) (c)	4,034	86,933
Texas Roadhouse, Inc. (a) (c)	3,663	46,850
THQ, Inc. (a)	4,484	136,852
Timberland Co. (a)	3,135	78,971
Tivo, Inc. (a) (c)	5,968	34,555
The Topps Co Inc.	2,423	25,466
Town Sports International Holdings, Inc. (a) (c)	1,071	20,692
Travelzoo, Inc. (a) (c)	191	5,079
Triarc Companies	4,328	67,950
True Religion Apparel, Inc. (a) (c)	926	18,826
Trump Entertainment Resorts, Inc. (a) (c)	2,176	27,309
Tuesday Morning Corp. (c)	2,106	26,030
Tupperware Corp. (c)	4,262	122,490
Tween Brands, Inc. (a)	2,154	96,068
Under Armour, Inc. (a) (c)	1,460	66,649
Unifirst Corp. (c)	938	41,319
United Natural Foods, Inc. (a) (c)	2,965	78,810
United Online, Inc. (c)	4,513	74,419
United Stationers, Inc. (a)	1,836	122,351
Universal Electronics, Inc. (a) (c)	970	35,230
Universal Technical Institute, Inc. (a) (c)	1,612	40,929
USANA Health Sciences, Inc. (a) (c)	658	29,439
Vail Resorts, Inc. (a) (c)	2,127	129,471
Valassis Communications, Inc. (a) (c)	3,359	57,741
Valueclick, Inc. (a)	6,736	198,443
Valuevision Media, Inc. (a) (c)	2,142	24,247
Vertrue, Inc. (a)	531	25,902
Viad Corp.	1,560	65,785
VistaPrint Limited (a)	2,887	110,428
Volcom, Inc. (a) (c)	921	46,170
Volt Information Sciences, Inc. (a) (c)	834	15,379
Warnaco Group, Inc. (a)	3,303	129,940
Waste Connections, Inc. (a)	4,695	141,977
Waste Industries USA, Inc.	500	17,070
Waste Services, Inc. (a) (c)	1,296	15,746
Watson Wyatt & Co. Holdings	2,976	150,229
West Marine, Inc. (a) (c)	960	13,210
Westwood One, Inc. (c)	4,938	35,504
Wet Seal, Inc. (a) (c)	5,484	32,959
Weyco Group, Inc.	465	12,522
WMS Industries, Inc. (a)	2,846	82,121
Wolverine World Wide, Inc.	3,523	97,622
World Fuel Services Corp.	1,931	81,218
World Wrestling Entertainment, Inc. (c)	1,504	24,049
Zale Corp. (a) (c)	3,366	80,144
Zumiez, Inc. (a) (c)	1,013	38,271
		18,901,785
Consumer Staples - 2.2%
Alliance One International, Inc. (a) (c)	6,674	67,074
American Dairy, Inc. (a) (c)	428	7,986
Arden Group, Inc. (c)	73	9,957
Boston Beer Co, Inc. (a) (c)	659	25,932
Cal-Maine Foods, Inc. (c)	833	13,645
Casey’s General Stores, Inc.	3,539	96,473
Central Garden & Pet Co. (a) (c)	4,619	54,181
Chiquita Brands International, Inc. (c)	2,957	56,065

The accompanying notes are an integral part of the financial statements.

63

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Consumer Staples - 2.2% (Continued)
Coca-Cola Bottling Co. Consolidated	327	$16,448
Farmer Bros Co. (c)	470	10,636
Flowers Foods, Inc.	3,632	121,164
Fresh Del Monte Produce, Inc. (c)	1,865	46,718
Great Atlantic & Pacific Tea Co. (a) (c)	1,353	45,380
Green Mountain Coffee Roasters, Inc. (a) (c)	336	26,457
Hain Celestial Group, Inc. (a) (c)	2,618	71,052
Imperial Sugar Co. (c)	736	22,661
Ingles Markets, Inc.	827	28,490
J&J Snack Foods Corp.	921	34,759
Jones Soda Co. (a) (c)	1,777	24,914
Lance, Inc.	2,128	50,136
Longs Drug Stores Corp.	2,235	117,382
M&F Worldwide Corp. (a)	708	47,139
Maui Land & Pineapple Co, Inc. (a) (c)	249	9,146
Nash Finch Co. (c)	937	46,381
National Beverage Corp. (a) (c)	659	7,583
Pathmark Stores, Inc. (a)	2,117	27,436
Peet’s Coffee & Tea, Inc. (a) (c)	971	23,916
Performance Food Group Co. (a)	2,428	78,886
Pilgrim’s Pride Corp. (c)	2,843	108,517
Ralcorp Holdings, Inc. (a)	1,863	99,577
Reddy Ice Holdings, Inc. (c)	1,172	33,425
Ruddick Corp.	2,795	84,185
Sanderson Farms, Inc.	1,193	53,709
Schweitzer-Mauduit International, Inc.	1,085	33,635
Seaboard Corp.	23	53,935
Sensient Technologies Corp.	3,257	82,695
Spartan Stores, Inc. (c)	1,479	48,674
Synutra Intl, Inc. (a)	275	5,585
Tiens Biotech Group USA, Inc. (a) (c)	230	881
Tootsie Roll Industries, Inc. (c)	2,573	71,298
TreeHouse Foods, Inc. (a)	2,184	58,116
Universal Corp. (c)	1,808	110,143
Vector Group Ltd. (c)	1,927	43,415
Village Super Market, Inc. - Class A	214	10,231
Weis Markets, Inc. (c)	621	25,157
Wild Oats Markets, Inc. (a) (c)	2,029	34,006
Winn Dixie Stores, Inc. (a) (c)	2,266	66,394
		2,211,575
Energy - 4.7%
Allis-Chalmers Energy, Inc. (a) (c)	1,898	43,635
Alon USA Energy, Inc. (c)	803	35,340
Alpha Natural Resources, Inc. (a) (c)	4,341	90,249
Apco Argentina Inc Cayman Is (c)	150	12,737
Arena Resources, Inc. (a) (c)	826	47,999
Atlas America, Inc.	1,491	80,111
ATP Oil & Gas Corp. (a) (c)	1,417	68,923
Atwood Oceanics, Inc. (a) (c)	1,897	130,172
Aventine Renewable Energy Holdings, Inc. (a) (c)	2,126	36,078
Basic Energy Services, Inc. (a) (c)	2,687	68,707
Berry Petroleum Co. - Class A (c)	2,484	93,597
Bill Barrett Corp. (a) (c)	2,000	73,660
Bois D’Arc Energy, Inc. (a) (c)	1,130	19,244
Bpz Energy, Inc. (a) (c)	2,998	16,729
Brigham Exploration Co. (a) (c)	3,195	18,755
Bronco Drilling Company, Inc. (a) (c)	1,713	28,110
Callon Petroleum Co. (a)	1,427	20,221
CARBO Ceramics, Inc. (c)	1,409	61,728

	SHARES	VALUE
Energy - 4.7% (Continued)
Carrizo Oil & Gas, Inc. (a) (c)	1,558	$64,610
Clayton Williams Energy, Inc. (a) (c)	371	9,820
Clean Energy Fuels Corp. (a) (c)	659	8,277
Complete Production Services, Inc. (a)	2,819	72,871
Comstock Resources, Inc. (a)	3,017	90,420
Contango Oil & Gas Company (a) (c)	874	31,717
Crosstex Energy, Inc. (c)	2,228	64,010
Dawson Geophysical Co. (a)	490	30,115
Delek US Holdings, Inc. (c)	670	17,856
Delta Petroleum Corp. (a) (c)	4,509	90,541
Dril-Quip, Inc. (a) (c)	1,767	79,427
Edge Petroleum Corp. (a) (c)	1,883	26,381
Encore Acquisition Co. (a)	3,708	103,082
Energy Partners Ltd. (a)	2,065	34,465
Enernoc, Inc. (a)	250	9,533
Evergreen Energy, Inc. (a) (c)	4,986	30,066
Evergreen Solar, Inc. (a) (c)	6,200	57,660
EXCO Resources, Inc. (a) (c)	3,655	63,743
FuelCell Energy, Inc. (a) (c)	3,737	29,597
FX Energy, Inc. (a) (c)	2,332	21,338
GeoGlobal Resources, Inc. (a) (c)	2,105	10,714
Geokinetics, Inc. (a) (c)	451	13,995
GeoMet, Inc. (a) (c)	692	5,301
GMX Resources, Inc. (a) (c)	523	18,096
Goodrich Petroleum Corp. (a) (c)	1,003	34,734
Grey Wolf, Inc. (a) (c)	12,320	101,517
Gulf Island Fabrication, Inc.	808	28,038
Gulfport Energy Corp. (a) (c)	907	18,122
Hanover Compressor Co. (a) (c)	6,156	146,821
Harvest Natural Resources, Inc. (a) (c)	2,612	31,109
Hercules Offshore, Inc. (a) (c)	1,759	56,956
Horizon Offshore, Inc. (a)	2,168	41,626
Hornbeck Offshore Services, Inc. (a) (c)	1,494	57,907
Input/Output, Inc. (a) (c)	4,951	77,285
International Coal Group, Inc. (a) (c)	7,981	47,726
Lufkin Industries, Inc.	993	64,098
Mariner Energy, Inc. (a) (c)	5,749	139,413
Markwest Hydrocarbon, Inc.	438	25,154
Matrix Service Co. (a) (c)	1,617	40,182
McMoRan Exploration Co. (a) (c)	1,718	24,052
Meridian Resource Corp. (a) (c)	6,107	18,443
NATCO Group, Inc. (a)	1,027	47,283
Newpark Resources (a) (c)	6,289	48,740
Nova Biosource Fuels, Inc. (a) (c)	1,969	5,021
Oil States International, Inc. (a) (c)	3,235	133,735
Oilsands Quest, Inc. (a) (c)	7,040	17,389
Ormat Technologies, Inc. (c)	904	34,063
Pacific Ethanol, Inc. (a) (c)	1,930	25,476
Parallel Petroleum Corp. (a) (c)	2,633	57,663
Parker Drilling Co. (a)	7,597	80,072
Penn Virginia Corp.	2,620	105,324
Petrohawk Energy Corp. (a) (c)	11,241	178,282
Petroleum Development Corp. (a)	1,034	49,094
Petroquest Energy, Inc. (a)	2,877	41,832
PHI, Inc. (a) (c)	966	28,777
Pioneer Drilling Co. (a)	2,906	43,328
Rentech, Inc. (a) (c)	9,709	25,146
Resource America, Inc.	1,106	22,795
Rosetta Resources, Inc. (a) (c)	3,558	76,639
RPC, Inc. (c)	2,247	38,289

The accompanying notes are an integral part of the financial statements.

64

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Energy - 4.7% (Continued)
Stone Energy Corp. (a) (c)	1,917	$65,676
Sulphco, Inc. (a) (c)	2,450	8,845
Superior Offshore Intl, Inc. (a) (c)	673	12,249
Superior Well Services, Inc. (a) (c)	911	23,149
Swift Energy Co. (a) (c)	2,049	87,615
T-3 Energy Services, Inc. (a)	93	3,111
Toreador Resources Corp. (a) (c)	926	13,890
Trico Marine Service, Inc. (a) (c)	833	34,053
Txco Res, Inc. (a) (c)	2,051	21,084
Union Drilling, Inc. (a) (c)	942	15,468
Universal Compression Holdings, Inc. (a) (c)	2,118	153,491
Us Bioenergy Corp. (a) (c)	797	9,054
Vaalco Energy, Inc. (a) (c)	4,047	19,547
Venoco, Inc. (a) (c)	827	15,440
VeraSun Energy Corp. (a) (c)	2,151	31,146
Verenium Corporation (a) (c)	2,141	10,855
Warren Resources, Inc. (a) (c)	3,751	43,812
W-H Energy Services, Inc. (a)	2,072	128,278
Whiting Petroleum Corp. (a)	2,598	105,271
Willbros Group, Inc. (a)	1,730	51,346
		4,795,141
Financial - 21.6%
1st Source Corp.	894	22,278
21st Century Insurance Group (c)	2,291	50,081
Abington Bancorp, Inc. (c)	726	6,937
ACA Capital Holdings, Inc. (a) (c)	453	5,391
Acadia Realty Trust (c)	2,232	57,920
Accredited Home Lenders Holding Co. (a)	1,499	20,491
Advance America Cash Advance Centers, Inc. (c)	4,748	84,230
Advanta Corp. - Class B	2,448	76,215
Advent Software, Inc. (a) (c)	1,429	46,514
Agree Realty Corp. (c)	541	16,906
Alabama National Bancorporation (c)	1,159	71,673
Alesco Finl, Inc. (c)	3,628	29,496
Alexander’s, Inc. (a) (c)	133	53,765
Alexandria Real Estate Equities, Inc. (c)	1,944	188,218
Alfa Corp. (c)	2,286	35,593
Amcore Financial, Inc. (c)	1,537	44,558
American Campus Communities, Inc. (c)	1,609	45,519
American Equity Investment Life Holding Co. (c)	3,911	47,245
American Financial Realty Trust	9,109	94,005
American Home Mortgage Investment Corp. (c)	3,098	56,941
American Physicians Capital, Inc. (a)	685	27,743
AmericanWest Bancorp (c)	793	14,456
Ameris Bancorp (c)	911	20,470
Amerisafe, Inc. (a) (c)	1,236	24,263
Ampal Amern Israel Corp. (a) (c)	1,162	6,914
Amtrust Financial Services, Inc.	1,798	33,784
Anchor Bancorp Wisconsin, Inc.	1,473	38,578
Anthracite Capital, Inc. (c)	4,014	46,964
Anworth Mortgage Asset Corp. (c)	3,187	28,842
Apollo Investment Corp. (c)	6,648	143,065
Arbor Realty Trust, Inc.	801	20,674
Ares Capital Corp. (c)	4,841	81,571
Argonaut Group, Inc. (a)	2,197	68,568
Ashford Hospitality Trust, Inc.	7,176	84,390
Aspen Insurance Holdings Ltd (c)	5,768	161,908
Asset Acceptance Capital Corp. (a)	1,088	19,258
Associated Estates Realty Corp.	1,037	16,167

	SHARES	VALUE
Financial - 21.6% (Continued)
Assured Guaranty Ltd	4,472	$132,192
Asta Funding, Inc. (c)	788	30,283
Authorize Net Hldgs, Inc. (a)	1,914	34,241
Baldwin & Lyons, Inc. (c)	544	14,133
Bancfirst Corp. (c)	434	18,584
Banco Latinoamericano de Exportaciones SA (c)	1,834	34,479
The Bancorp, Inc. (a) (c)	744	16,636
Bank Mutual Corp. (c)	4,280	49,348
Bank of the Ozarks, Inc. (c)	831	23,160
BankAtlantic Bancorp, Inc.	3,316	28,551
BankFinancial Corp. (c)	1,720	26,574
Bankrate, Inc. (a) (c)	698	33,448
BankUnited Financial Corp. (c)	2,199	44,134
Banner Corp. (c)	854	29,087
Berkshire Hills Bancorp, Inc. (c)	576	18,150
BioMed Realty Trust, Inc. (c)	4,585	115,175
The BISYS Group, Inc. (a)	8,462	100,105
Boston Private Financial Holdings, Inc. (c)	2,475	66,503
Bristol West Holdings, Inc.	1,082	24,204
Brookline Bancorp, Inc. (c)	4,330	49,838
BRT Realty Trust (c)	463	12,043
Calamos Asset Management, Inc.	1,628	41,595
Capital City Bank Group, Inc. (c)	875	27,423
Capital Corp of the West (c)	634	15,191
Capital Lease Funding, Inc. (c)	2,331	25,058
Capital Southwest Corp. (c)	153	23,836
Capital Trust, Inc. - Class A (c)	748	25,537
Capitol Bancorp Ltd. (c)	942	25,745
Cascade Bancorp (c)	1,481	34,270
Cash America International, Inc.	2,080	82,472
Cass Information Systems, Inc. (c)	378	13,706
Castlepoint Holdings Ltd (c)	522	7,668
Cathay General Bancorp (c)	3,621	121,448
CBRE Realty Finance, Inc. (c)	1,922	22,853
Cedar Shopping Centers, Inc.	3,024	43,394
Centennial Bank Holdings Inc. (a) (c)	4,153	35,176
Centerline Holdings Co.	3,656	65,808
Center Financial Corp.	815	13,790
Central Pacific Financial Corp.	2,143	70,740
Chemical Financial Corp. (c)	1,761	45,557
Chittenden Corp. (c)	3,289	114,951
Citizens Banking Corp. (c)	5,298	96,953
Citizens, Inc. (a)	2,245	15,805
City Bank (c)	867	27,319
City Holding Co.	1,190	45,613
Clayton Holdings, Inc. (a) (c)	561	6,390
Clifton Savings Bancorp, Inc.	937	10,157
CNA Surety Corp. (a)	1,124	21,255
CoBiz, Inc. (c)	1,091	19,769
Cohen & Steers, Inc. (c)	963	41,842
Columbia Banking System, Inc. (c)	1,126	32,936
Commerce Group, Inc.	3,530	122,562
Community Bancorp (a) (c)	603	16,872
Community Bank System, Inc.	2,101	42,062
Community Banks, Inc.	1,674	53,936
Community Trust Bancorp, Inc. (c)	1,057	34,141
CompuCredit Corp. (a) (c)	1,455	50,954
Corporate Office Properties Trust	2,573	105,519
Corus Bankshares, Inc. (c)	2,745	47,379
Cousins Properties, Inc. (c)	2,691	78,066

The accompanying notes are an integral part of the financial statements.

65

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Financial - 21.6% (Continued)
Cowen Group, Inc. (a)	1,054	$18,877
Crawford & Co.	1,640	11,086
Credit Acceptance Corp. (a) (c)	635	17,037
Crescent Real Estate EQT Co. (c)	5,542	124,362
Crystal River Capital, Inc. (c)	1,647	39,989
CVB Financial Corp. (c)	4,715	52,431
Cybersource Corp. (a) (c)	2,143	25,845
Darwin Professional Underwriters, Inc. (a) (c)	340	8,558
Dct Industrial Trust, Inc. (c)	11,659	125,451
Deerfield Triarc Capital Corp. (c)	3,634	53,165
Delphi Financial Group	2,909	121,654
Delta Financial Corp.	1,078	13,227
Deluxe Corp.	3,606	146,440
DiamondRock Hospitality Co. (c)	6,103	116,445
Digital Realty Trust, Inc.	3,474	130,900
Dime Community Bancshares (c)	1,727	22,779
Dollar Financial Corp. (a) (c)	863	24,596
Donegal Group, Inc. (c)	916	13,648
Downey Financial Corp. (c)	1,478	97,518
Eastgroup Properties (c)	1,660	72,741
Education Realty Trust, Inc. (c)	1,856	26,040
eFunds Corp. (a) (c)	3,274	115,539
eHealth, Inc. (a) (c)	368	7,025
Electro Rent Corp.	1,281	18,626
EMC INS Group, Inc. (c)	416	10,325
Employers Holdings, Inc.	3,930	83,473
Encore Capital Group, Inc. (a) (c)	1,065	13,291
Enstar Group Limited (c)	468	56,492
Enterprise Financial Services Corp. (c)	632	15,712
Entertainment Properties Trust (c)	1,859	99,977
Epoch Holding Corp. (a) (c)	580	7,766
Equifax, Inc.	763	33,892
Equity Inns, Inc.	3,833	85,859
Equity Lifestyle Properties, Inc.	1,364	71,187
Equity One, Inc. (c)	2,680	68,474
eSpeed, Inc. - Class A (a) (c)	1,440	12,442
Euronet Worldwide, Inc. (a) (c)	3,173	92,525
Evercore Partners, Inc.	577	17,177
ExlService Holdings, Inc. (a) (c)	1,481	27,754
Extra Space Storage, Inc. (c)	4,045	66,743
FBL Financial Group, Inc.	955	37,551
Fcstone Group, Inc. (a) (c)	393	22,523
Federal Agricultural Mortgage Corp. (c)	779	26,657
FelCor Lodging Trust, Inc.	4,276	111,304
Financial Federal Corp.	1,902	56,718
First Bancorp Puerto Rico (c)	4,931	54,192
First Bancorp/Troy NC (c)	834	15,621
First Busey Corp. (c)	1,019	20,370
First Cash Financial Services, Inc. (a)	1,960	45,942
First Charter Corp. (c)	2,411	46,942
First Commonwealth Financial Corp. (c)	4,963	54,196
First Community Bancorp/CA (c)	1,618	92,566
First Community Bancshares, Inc/VA (c)	669	20,866
First Financial Bancorp (c)	2,358	35,346
First Financial Bankshares, Inc. (c)	1,459	56,624
First Financial Corp/IN (c)	935	27,452
First Financial Holdings, Inc.	845	27,640
First Indiana Corp. (c)	896	19,820
First Industrial Realty Trust, Inc. (c)	3,143	121,823
First Merchants Corp.	1,296	31,143

	SHARES	VALUE
Financial - 21.6% (Continued)
First Mercury Financial Corp. (a)	737	$15,455
First Midwest Bancorp, Inc/IL (c)	3,505	124,463
First Niagara Financial Group, Inc.	7,117	93,233
First Place Financial Corp/OH	1,170	24,710
First Potomac Realty Trust (c)	1,686	39,267
First Regional Bancorp (a)	544	13,839
First Republic Bank	2,054	110,218
First South Bancorp, Inc. (c)	548	14,741
First State Bancorp.	1,430	30,445
FirstFed Financial Corp. (a) (c)	1,167	66,204
FirstMerit Corp. (c)	5,605	117,313
Flagstar Bancorp, Inc. (c)	2,853	34,379
Flagstone Reinsurance Hldgs Lt (a)	905	12,055
Flushing Financial Corp. (c)	1,344	21,585
FNB Corp/Hermitage PA (c)	4,245	71,061
FPIC Insurance Group, Inc. (a)	700	28,539
Franklin Bank Corp/Houston TX (a) (c)	1,646	24,525
Franklin Street Properties Corp. (c)	4,104	67,880
Fremont General Corp. (c)	4,616	49,668
Friedman Billings Ramsey Group, Inc. (c)	10,320	56,347
Frontier Financial Corp. (c)	2,796	62,994
Gamco Investors, Inc.	394	22,084
Getty Realty Corp. (c)	1,233	32,403
GFI Group, Inc. (a) (c)	1,064	77,119
Glacier Bancorp, Inc. (c)	3,669	74,664
Gladstone Capital Corp. (c)	865	18,563
Glimcher Realty Trust (c)	2,575	64,375
Global Cash Access, Inc. (a) (c)	2,914	46,682
GMH Communities Trust (c)	2,789	27,025
Gramercy Capital Corp. (c)	1,313	36,160
Great American Financial Resources, Inc.	591	14,296
Great Southern Bancorp, Inc. (c)	702	18,989
Greater Bay Bancorp	3,538	98,498
Greene County Bancshares, Inc.	607	18,975
Greenhill & Co, Inc. (c)	1,238	85,063
Greenlight Capital Re Ltd (a) (c)	605	13,631
H&E Equipment Services, Inc. (a) (c)	1,171	32,484
Hallmark Finl Svcs Inc Ec (a) (c)	304	3,684
Hancock Holding Co.	1,900	71,345
Hanmi Financial Corp. (c)	2,857	48,740
Harleysville Group, Inc.	965	32,192
Harleysville National Corp. (c)	2,031	32,740
Healthcare Realty Trust, Inc. (c)	3,359	93,313
Heartland Financial USA, Inc. (c)	1,017	24,713
Heartland Payment Systems, Inc. (c)	1,030	30,210
Hercules Tech Growth Cap, Inc.	1,523	20,576
Heritage Commerce Corp.	834	19,749
Hersha Hospitality Trust	2,220	26,240
Highland Hospitality Corp.	4,198	80,602
Highwoods Properties, Inc. (c)	3,801	142,538
Hilb Rogal & Hobbs Co.	2,543	108,993
Home Bancshares, Inc. (c)	777	17,521
Home Properties, Inc. (c)	2,195	113,986
Horace Mann Educators Corp.	3,021	64,166
Horizon Financial Corp. (c)	830	18,086
Huron Consulting Group, Inc. (a) (c)	1,222	89,218
Hypercom Corp. (a) (c)	3,775	22,310
IBERIABANK Corp. (c)	652	32,241
IMPAC Mortgage Holdings, Inc. (c)	5,354	24,682
Independence Holding Co.	354	7,232

The accompanying notes are an integral part of the financial statements.

66

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Financial - 21.6% (Continued)
Independent Bank Corp. Massachusetts (c)	1,059	$31,283
Independent Bank Corp. Michigan (c)	1,611	27,725
Infinity Property & Casualty Corp.	1,452	73,660
Inland Real Estate Corp. (c)	3,832	65,067
Innkeepers USA Trust (c)	3,034	53,793
Integra Bank Corp. (c)	1,172	25,163
Interactive Brokers Group, Inc. (a)	2,655	72,030
Interactive Data Corp.	2,521	67,512
International Bancshares Corp. (c)	3,598	92,181
International Securities Exchange, Inc.	2,676	174,877
Interpool, Inc.	841	22,623
INVESTools, Inc. (a) (c)	3,190	31,772
Investors Bancorp, Inc. (a) (c)	3,733	50,134
Investors Real Estate Trust (c)	3,280	33,882
IPC Holdings Ltd (c)	4,183	135,069
Irwin Financial Corp. (c)	1,423	21,302
ITLA Capital Corp.	391	20,379
Jack Henry & Associates, Inc.	5,203	133,977
James River Group, Inc. (c)	594	19,739
JER Investors Trust, Inc.	1,804	27,060
Kansas City Life Insurance Co. (c)	281	13,072
Kayne Anderson Energy Dev Co. (c)	660	16,619
KBW, Inc. (a) (c)	1,935	56,850
Kearny Financial Corp. (c)	1,535	20,692
K-Fed Bancorp (c)	327	5,131
Kite Realty Group Trust	1,384	26,324
KNBT Bancorp, Inc. (c)	2,036	29,929
Knight Capital Group, Inc. (a)	7,334	121,744
Kohlberg Capital Corp. (c)	935	17,344
LaBranche & Co, Inc. (a) (c)	3,729	27,520
Ladenburg Thalman Fin Svcs, Inc. (a) (c)	6,312	14,518
Lakeland Bancorp, Inc. (c)	1,337	17,782
Lakeland Financial Corp. (c)	848	18,037
LandAmerica Financial Group, Inc. (c)	1,130	109,034
LaSalle Hotel Properties	2,805	121,793
Lexington Corporate Properties Trust (c)	4,360	90,688
LTC Properties, Inc.	1,643	37,378
Luminent Mortgage Capital, Inc. (c)	3,347	33,771
Macatawa Bank Corp. (c)	1,071	17,040
MAF Bancorp, Inc.	2,173	117,907
Maguire Properties, Inc. (c)	2,661	91,352
MainSource Financial Group, Inc. (c)	1,327	22,280
MarketAxess Holdings, Inc. (a) (c)	2,270	40,837
Max Re Capital Ltd Hamilton	3,984	112,747
MB Financial Corp. (c)	2,408	83,654
MCG Capital Corp. (c)	4,033	64,609
Mcgrath Rentcorp (c)	1,542	51,950
Meadowbrook Insurance Group, Inc. (a)	1,771	19,410
Medical Properties Trust, Inc. (c)	2,816	37,256
Meruelo Maddux Properties, Inc. (a) (c)	3,166	25,835
MFA Mortgage Investments, Inc. (c)	5,564	40,506
Mid-America Apartment Communities, Inc. (c)	1,659	87,064
The Midland Co.	780	36,613
Midwest Banc Holdings, Inc. (c)	1,334	19,343
Mission West Properties	1,300	18,122
Montpelier Re Holdings Ltd. (c)	7,275	134,879
Morningstar, Inc. (a) (c)	987	46,414
Move, Inc. (a) (c)	7,040	31,539
MVC Capital, Inc. (c)	1,198	22,534
Nara Bancorp, Inc. (c)	1,491	23,752

	SHARES	VALUE
Financial - 21.6% (Continued)
NASB Financial, Inc. (c)	278	$9,355
National Financial Partners Corp. (c)	2,628	121,703
National Health Investors, Inc.	1,655	52,497
National Interstate Corp. (c)	350	9,128
National Penn Bancshares, Inc. (c)	3,381	56,395
National Retail Properties, Inc. (c)	4,562	99,725
National Western Life Insurance Co.	124	31,362
Nationwide Health Properties, Inc. (c)	5,939	161,541
Navigators Group, Inc. (a)	917	49,426
NBT Bancorp, Inc. (c)	2,419	54,573
Nelnet, Inc. (c)	1,160	28,350
NewAlliance Bancshares, Inc. (c)	8,002	117,789
Newcastle Investment Corp. (c)	2,738	68,642
Newstar Financial, Inc. (a) (c)	957	13,618
Nexcen Brands, Inc. (a) (c)	2,815	31,359
NGP Capital Resources Co. (c)	1,228	20,532
NorthStar Realty Finance Corp. (c)	4,123	51,579
Northwest Bancorp, Inc. (c)	1,312	34,296
Novastar Financial, Inc. (c)	2,597	18,127
NYMAGIC, Inc.	377	15,155
Ocwen Financial Corp. (a) (c)	2,405	32,059
Odyssey Re Holdings Corp.	1,865	79,990
Ohio Casualty Corp.	3,953	171,204
Old National Bancorp (c)	4,718	78,366
Old Second Bancorp, Inc. (c)	953	27,789
Omega Financial Corp. (c)	885	23,798
Omega Healthcare Investors, Inc.	4,695	74,322
Online Resources Corp. (a) (c)	1,582	17,370
optionsXpress Holdings, Inc. (c)	2,884	74,003
Orbcomm, Inc. (a) (c)	1,728	28,356
Oriental Financial Group	1,477	16,114
Oritani Finl Corp. (a) (c)	844	12,061
Pacific Capital Bancorp (c)	3,282	88,548
Park National Corp. (c)	835	70,800
Parkway Properties, Inc. (c)	1,065	51,152
Partners Trust Financial Group, Inc.	3,240	34,020
Patriot Capital Funding, Inc. (c)	1,207	17,924
Pennantpark Invt Corp. (a) (c)	1,313	18,435
Pennsylvania Real Estate Investment Trust (c)	2,113	93,669
Penson Worldwide, Inc. (a)	958	23,500
Peoples Bancorp Inc.	707	19,139
PFF Bancorp, Inc.	1,721	48,068
The Phoenix Cos., Inc.	7,917	118,834
Pico Holdings, Inc. (a) (c)	1,010	43,693
Pinnacle Financial Partners, Inc. (a) (c)	1,078	31,650
Piper Jaffray Companies, Inc. (a)	1,305	72,728
Platinum Underwriters Holdings Ltd	3,936	136,776
Pma Cap Corp. (a) (c)	2,270	24,266
Portfolio Recovery Associates, Inc. (c)	1,116	66,982
Post Properties, Inc.	3,015	157,172
Preferred Bank	445	17,800
PremierWest Bancorp	1	7
Presidential Life Corp.	1,508	29,647
Primus Guaranty Ltd (a) (c)	2,960	31,731
PrivateBancorp, Inc. (c)	1,192	34,330
ProAssurance Corp. (a) (c)	2,333	129,878
Prospect Capital Corporation (c)	1,315	22,973
Prosperity Bancshares, Inc. (c)	2,448	80,196
Provident Bankshares Corp.	2,318	75,984
Provident Financial Services, Inc. (c)	4,542	71,582

The accompanying notes are an integral part of the financial statements.

67

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Financial - 21.6% (Continued)
Provident New York Bancorp	2,985	$40,327
PS Business Parks, Inc.	1,121	71,038
PXRE Group Ltd (a)	3,961	18,379
QC Holdings, Inc. (c)	410	6,150
RAIT Investment Trust (c)	4,369	113,681
Ram Holdings Ltd (a)	1,210	19,058
Ramco-Gershenson Properties (c)	1,184	42,541
Realty Income Corp. (c)	6,616	166,657
Redwood Trust, Inc. (c)	1,364	65,990
Renasant Corp. (c)	1,036	23,559
Republic Bancorp Inc./KY	555	9,207
Republic Property Trust (c)	1,833	22,454
RLI Corp.	1,391	77,826
Rockville Financial, Inc. (c)	616	9,302
Roma Financial Corp. (c)	676	11,201
Royal Bancshares of Pennsylvania (c)	338	6,662
S&T Bancorp, Inc. (c)	1,827	60,108
S1 Corp. (a)	3,654	29,195
Safety Insurance Group, Inc.	1,000	41,400
Sanders Morris Harris Group, Inc. (c)	1,188	13,828
Sandy Spring Bancorp, Inc. (c)	1,041	32,729
Santander BanCorp (c)	295	4,384
Saul Centers, Inc.	735	33,332
SCBT Financial Corp. (c)	640	23,296
Scottish Re Group Limited (a)	4,501	22,010
Seabright Insurance Holdings, Inc. (a)	1,118	19,543
Seacoast Banking Corp of Florida (c)	967	21,032
Security Bank Corp. (c)	1,074	21,587
Security Capital Assurance	1,562	48,219
Selective Insurance Group	3,640	97,843
Senior Housing Properties Trust (c)	5,489	111,701
Sierra Bancorp (c)	402	11,336
Signature Bank (a) (c)	2,059	70,212
Simmons First National Corp. (c)	1,004	27,700
Smithtown Bancorp, Inc.	1	18
Sotheby’s Holdings (c)	4,476	205,986
The South Financial Group, Inc. (c)	4,887	110,642
Southside Bancshares, Inc. (c)	777	16,876
Southwest Bancorp Inc. (c)	951	22,862
Sovran Self Storage, Inc. (c)	1,414	68,098
Spirit Finance Corp.	7,560	110,074
State Auto Financial Corp. (c)	1,011	30,987
Sterling Bancorp (c)	1,319	21,144
Sterling Bancshares, Inc.	4,821	54,526
Sterling Financial Corp./PA (c)	1,791	18,841
Sterling Financial Corp./WA	3,423	99,062
Stewart Information Services Corp.	1,208	48,115
Stifel Financial Corp. (a) (c)	835	49,173
Strategic Hotels & Resorts, Inc. (c)	5,143	115,666
Suffolk Bancorp (c)	727	23,206
Sun Bancorp Inc. (a) (c)	1,063	17,933
Sun Communities, Inc. (c)	1,215	36,171
Sunstone Hotel Investors, Inc. (c)	4,071	115,576
Superior Bancorp (a) (c)	2,177	22,271
Susquehanna Bancshares, Inc.	3,642	81,472
SVB Financial Group (a) (c)	2,270	120,560
SWS Group, Inc.	1,666	36,019
SY Bancorp, Inc. (c)	867	20,600
Tanger Factory Outlet Centers (c)	2,174	81,416
Tarragon Corp. (a) (c)	908	7,682

	SHARES	VALUE
Financial - 21.6% (Continued)
Taylor Capital Group, Inc.	389	$10,709
Technology Investment Capital Corp. (c)	1,367	21,585
Texas Capital Bancshares, Inc. (a) (c)	1,634	36,520
TheStreet.Com, Inc. (c)	1,289	14,024
Thomas Weisel Partners Group, Inc. (a) (c)	1,424	23,710
TierOne Corp.	1,276	38,408
TNS, Inc. (c)	1,693	24,396
Tompkins Trustco, Inc. (c)	466	17,428
Tower Group, Inc.	1,182	37,706
TradeStation Group, Inc. (a) (c)	1,806	21,040
Triad Guaranty, Inc. (a) (c)	750	29,948
Trico Bancshares	928	20,750
Trustco Bank Corp. NY (c)	5,277	52,137
Trustmark Corp.	3,434	88,803
UCBH Holdings, Inc.	6,885	125,789
UMB Financial Corp.	2,222	81,925
Umpqua Holdings Corp. (c)	3,943	92,700
Union Bankshares Corp. (c)	889	20,625
United Amer Indemnity Ltd (a)	1,635	40,662
United Bankshares, Inc.	2,611	83,030
United Community Banks, Inc. (c)	2,379	61,592
United Community Financial Corp.	1,905	19,012
United Fire & Casualty Co. (c)	1,449	51,266
United Security Bancshares/CA (c)	483	9,844
Universal American Financial Corp. (a)	2,676	56,945
Universal Health Realty Income Trust (c)	827	27,539
Univest Corporation of Pennsylvania (c)	808	18,196
Urstadt Biddle Properties, Inc.	1,485	25,260
US Global Investors, Inc. (c)	786	17,819
USB Holding Co., Inc. (c)	830	15,820
U-Store-It Trust	3,306	54,185
Value Line, Inc. (c)	71	3,117
ViewPoint Financial Group (c)	764	13,148
Vineyard National Bancorp	1	18
Virginia Commerce Bancorp (a) (c)	1,149	19,430
W Holding Co, Inc. (c)	7,665	20,236
Waddell & Reed Financial, Inc.	5,557	144,538
Washington Real Estate Investment Trust (c)	3,161	107,474
Washington Trust Bancorp, Inc. (c)	809	20,395
Wauwatosa Holdings, Inc. (a) (c)	734	12,140
WesBanco, Inc.	1,541	45,460
West Coast Bancorp (c)	1,038	31,545
Westamerica Bancorporation (c)	1,989	87,993
Western Alliance Bancorp (a) (c)	921	27,492
Westfield Financial Inc.	887	8,843
Williams Scotsman International, Inc. (a) (c)	2,092	49,811
Wilshire Bancorp, Inc. (c)	1,072	13,057
Winston Hotels, Inc.	2,056	30,840
Winthrop Realty Trust (c)	2,745	18,968
Wintrust Financial Corp. (c)	1,596	69,985
World Acceptance Corp. (a)	1,289	55,079
WP Stewart & Co Ltd	1,442	15,703
Wright Express Corp. (a)	2,837	97,224
WSFS Financial Corp.	415	27,153
Yardville National Bancorp	654	22,334
Zenith National Insurance Corp. (c)	2,596	122,246
		22,122,810

The accompanying notes are an integral part of the financial statements.

68

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Health Care - 11.0%
Abaxis, Inc. (a) (c)	1,411	$29,433
Abiomed, Inc. (a) (c)	1,643	17,712
Acadia Pharmaceuticals, Inc. (a) (c)	1,703	23,280
Accuray, Inc. (a) (c)	1,106	24,531
Acorda Therapeutics, Inc. (a) (c)	1,408	24,020
Adams Respiratory Therapeutics, Inc. (a) (c)	2,132	83,979
Advanced Magnetics, Inc. (a) (c)	935	54,380
Affymax, Inc. (a) (c)	294	7,926
Affymetrix, Inc. (a) (c)	4,741	118,003
Air Methods Corp. (a)	676	24,789
Akorn, Inc. (a) (c)	3,412	23,850
Albany Molecular Research, Inc. (a)	1,786	26,522
Alexion Pharmaceuticals, Inc. (a) (c)	2,481	111,794
Alexza Pharmaceuticals, Inc. (a) (c)	1,305	10,792
Align Technology, Inc. (a) (c)	3,982	96,205
Alkermes, Inc. (a)	6,793	99,178
Alliance Imaging, Inc. (a) (c)	1,021	9,587
Allos Therapeutics (a) (c)	2,848	12,588
Allscripts Healthcare Solutions, Inc. (a) (c)	3,640	92,747
Alnylam Pharmaceuticals, Inc. (a) (c)	2,601	39,509
Alpharma, Inc. (c)	2,984	77,614
Altus Pharmaceuticals, Inc. (a) (c)	1,405	16,214
Amedisys, Inc. (a) (c)	1,805	65,564
American Dental Partners, Inc. (a) (c)	837	21,737
American Medical Systems Holdings, Inc. (a) (c)	4,904	88,468
American Oriental Bioengineering, Inc. (a) (c)	3,127	27,830
AMERIGROUP Corp. (a)	3,632	86,442
Amicus Therapeutics, Inc. (a)	333	3,829
Amsurg Corp. (a)	2,092	50,501
Analogic Corp. (c)	971	71,378
Angiodynamics, Inc. (a) (c)	1,382	24,890
Animal Health International (a)	815	11,809
Applera Corp - Celera Genomics Group (a) (c)	5,415	67,146
Apria Healthcare Group, Inc. (a)	2,950	84,871
Arena Pharmaceuticals, Inc. (a) (c)	4,263	46,850
Ariad Pharmaceuticals, Inc. (a) (c)	4,590	25,199
ArQule, Inc. (a) (c)	2,150	15,158
Array Biopharma, Inc. (a) (c)	2,750	32,092
Arrow International, Inc.	1,599	61,210
Arthrocare Corp. (a) (c)	1,837	80,663
Aspect Medical Systems, Inc. (a) (c)	1,145	17,129
Assisted Living Concepts, Inc. (a) (c)	3,962	42,195
Auxilium Pharmaceuticals, Inc. (a)	1,819	28,995
Beijing Med Pharm Corp. (a) (c)	1,779	18,982
Bentley Pharmaceuticals, Inc. (a) (c)	1,356	16,462
Biodel, Inc. (a) (c)	342	6,772
Bioenvision, Inc. (a)	2,624	15,167
BioMarin Pharmaceuticals, Inc. (a) (c)	6,432	115,390
Biomimetic Therapeutics, Inc. (a)	709	11,082
Bionovo, Inc. (a) (c)	2,810	10,847
Bio-Rad Laboratories, Inc. (a)	1,310	98,997
Bio-Reference Labs, Inc. (a) (c)	700	19,145
Bradley Pharmaceuticals, Inc. (a)	1,023	22,209
Bruker BioSciences Corp. (a)	4,284	38,599
Cadence Pharmaceuticals, Inc. (a)	470	5,701
Cantel Medical Corp. (a) (c)	764	12,996
Capital Senior Living Corp. (a) (c)	1,527	14,384
Caraco Pharmaceutical Laboratories Ltd. (a) (c)	655	9,943
Cell Genesys, Inc. (a) (c)	3,898	13,058
Centene Corp. (a) (c)	3,029	64,881

	SHARES	VALUE
Health Care - 11.0% (Continued)
Cepheid, Inc. (a) (c)	3,833	$55,962
Chattem, Inc. (a)	1,231	78,021
Computer Programs & Systems, Inc.	609	18,867
Conceptus, Inc. (a) (c)	1,601	31,011
Conmed Corp. (a)	1,973	57,769
Corvel Corp. (a)	512	13,371
CryoLife, Inc. (a)	1,524	19,827
Cubist Pharmaceuticals, Inc. (a) (c)	3,817	75,233
Cutera, Inc. (a)	889	22,154
CV Therapeutics, Inc. (a) (c)	4,159	54,940
Cyberonics, Inc. (a) (c)	1,515	25,482
Cynosure, Inc. (a)	505	18,397
Cypress Bioscience, Inc. (a) (c)	2,254	29,888
Cytokinetics, Inc. (a) (c)	2,318	13,097
Cytrx Corp. (a)	5,724	17,859
Datascope Corp. (c)	867	33,189
Dendreon Corp. (a) (c)	5,756	40,752
Digene Corp. (a) (c)	1,402	84,190
Discovery Laboratories, Inc. (a)	5,594	15,831
DJ Orthopedics, Inc. (a) (c)	1,599	65,991
Durect Corp. (a) (c)	4,309	16,590
Eclipsys Corp. (a)	3,175	62,865
Emergency Medical Svcs Corp. (a)	614	24,026
Emergent Biosolutions, Inc. (a) (c)	330	3,399
Emeritus Corp. (a) (c)	322	9,976
Encysive Pharmaceuticals, Inc. (a) (c)	4,388	7,811
Enzo Biochem, Inc. (a) (c)	1,925	28,779
Enzon Pharmaceuticals, Inc. (a) (c)	3,074	24,131
eResearch Technology, Inc. (a) (c)	3,465	32,952
ev3, Inc. (a) (c)	1,106	18,669
Exelixis, Inc. (a) (c)	6,609	79,969
Foxhollow Technologies, Inc. (a) (c)	1,530	32,497
Genesis HealthCare Corp. (a)	1,375	94,077
Genomic Health, Inc. (a) (c)	875	16,450
Gentiva Health Services, Inc. (a)	1,890	37,913
Genvec, Inc. (a) (c)	4,336	10,190
Geron Corp. (a) (c)	4,631	32,602
Greatbatch, Inc. (a) (c)	1,533	49,669
GTx, Inc. (a) (c)	990	16,028
Haemonetics Corp./Mass (a)	1,869	98,328
Halozyme Therapeutics, Inc. (a) (c)	4,245	39,181
Hansen Medical, Inc. (a) (c)	413	7,802
Healthcare Services Group (c)	1,917	56,551
HealthExtras, Inc. (a) (c)	1,909	56,468
Healthsouth Corp. (a) (c)	5,210	94,353
Healthspring, Inc. (a)	3,149	60,020
Healthways, Inc. (a) (c)	2,424	114,825
Hms Hldgs Corp. (a) (c)	1,387	26,547
Hologic, Inc. (a) (c)	3,703	204,813
Human Genome Sciences, Inc. (a) (c)	9,234	82,367
Hythiam, Inc. (a) (c)	1,842	15,933
ICU Medical, Inc. (a) (c)	1,004	43,112
Idenix Pharmaceuticals, Inc. (a) (c)	1,734	10,231
I-Flow Corp. (a) (c)	1,642	27,487
Illumina, Inc. (a) (c)	3,441	139,670
Immucor, Inc. (a)	4,762	133,193
Immunomedics, Inc. (a)	3,770	15,646
Incyte Corp. (a) (c)	5,885	35,310
Indevus Pharmaceuticals, Inc. (a) (c)	3,837	25,823
Insulet Corp. (a) (c)	521	7,398

The accompanying notes are an integral part of the financial statements.

69

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Health Care - 11.0% (Continued)
Integra LifeSciences Holdings Corp. (a) (c)	1,338	$66,124
InterMune, Inc. (a) (c)	1,827	47,392
Invacare Corp. (c)	2,181	39,978
Inverness Medical Innovations, Inc. (a) (c)	3,078	157,040
Isis Pharmaceuticals, Inc. (a) (c)	5,121	49,571
Javelin Pharmaceuticals, Inc. (a) (c)	2,825	17,487
Kendle International, Inc. (a) (c)	862	31,696
Kensey Nash Corp. (a) (c)	813	21,797
Keryx Biopharmaceuticals, Inc. (a) (c)	3,034	29,642
Kindred Healthcare, Inc. (a) (c)	2,262	69,489
Kosan Biosciences, Inc. (a) (c)	2,888	15,075
KV Pharmaceutical Co. (a) (c)	2,339	63,714
Kyphon, Inc. (a) (c)	3,107	149,602
Landauer, Inc. (c)	608	29,944
LCA-Vision, Inc. (c)	1,458	68,905
LHC Group, Inc. (a) (c)	826	21,641
Lifecell Corp. (a) (c)	2,355	71,922
Ligand Pharmaceuticals, Inc. (c)	5,979	41,136
Luminex Corp. (a) (c)	2,248	27,673
Magellan Health Services, Inc. (a)	2,599	120,776
MannKind Corp. (a) (c)	2,214	27,299
Martek Biosciences Corp. (a) (c)	2,255	58,562
Matria Healthcare, Inc. (a) (c)	1,474	44,633
Maxygen, Inc. (a) (c)	2,071	17,748
Medarex, Inc. (a) (c)	8,584	122,665
Medcath Corp. (a)	621	19,748
Medical Action Industries, Inc. (a)	967	17,464
Medicines Co. (a) (c)	3,522	62,058
Medicis Pharmaceutical (c)	3,824	116,785
Medivation, Inc. (a) (c)	1,423	29,072
Mentor Corp. (c)	2,553	103,856
Meridian Bioscience, Inc. (c)	2,215	47,977
Merit Medical Systems, Inc. (a) (c)	1,915	22,903
Metabolix, Inc. (a) (c)	954	23,879
MGI Pharma, Inc. (a) (c)	5,488	122,767
Micrus Endovascular Corp. (a)	985	24,231
Minrad Intl, Inc. (a) (c)	3,054	18,110
Molecular Insight Pharm, Inc. (a) (c)	346	3,266
Molina Healthcare, Inc. (a)	818	24,965
Momenta Pharmaceuticals, Inc. (a) (c)	1,755	17,690
Myriad Genetics, Inc. (a) (c)	2,773	103,128
Nabi Biopharmaceuticals (a) (c)	4,223	19,426
Nastech Pharmaceutical, Inc. (a) (c)	1,783	19,453
National Healthcare Corp. (c)	453	23,375
Natus Medical, Inc. (a) (c)	1,494	23,784
Nektar Therapeutics (a) (c)	6,294	59,730
Neurocrine Biosciences, Inc. (a) (c)	2,648	29,737
Neurogen Corp. (a) (c)	2,097	13,924
Nighthawk Radiology Holdings, Inc. (a) (c)	1,393	25,144
Northstar Neuroscience, Inc. (a) (c)	803	9,339
Novacea, Inc. (a) (c)	419	3,960
Noven Pharmaceuticals, Inc. (a) (c)	1,664	39,021
NuVasive, Inc. (a) (c)	2,324	62,771
Nxstage Medical, Inc. (a) (c)	850	10,990
Obagi Medical Products, Inc. (a) (c)	369	6,539
Odyssey HealthCare, Inc. (a) (c)	2,432	28,844
Omnicell, Inc. (a) (c)	1,910	39,690
Omrix Biopharmaceuticals, Inc. (a) (c)	908	28,566
Onyx Pharmaceuticals, Inc. (a) (c)	3,062	82,368
Option Care, Inc. (c)	1,838	28,305

	SHARES	VALUE
Health Care - 11.0% (Continued)
OraSure Technologies, Inc. (a) (c)	3,228	$26,405
Orexigen Therapeutics, Inc. (a) (c)	481	7,225
Orthofix Intl N V (a) (c)	1,094	49,197
OSI Pharmaceuticals, Inc. (a) (c)	3,997	144,731
Osiris Therapeutics, Inc. (a) (c)	229	3,094
Owens & Minor, Inc. (c)	2,818	98,461
Pain Therapeutics, Inc. (a) (c)	2,497	21,749
Palomar Medical Technologies, Inc. (a) (c)	1,166	40,472
Par Pharmaceutical Cos., Inc. (a)	2,461	69,474
Parexel International Corp. (a)	1,908	80,250
Penwest Pharmaceuticals Co. (a) (c)	1,605	20,014
Perrigo Co. (c)	5,457	106,848
PharmaNet Development Group, Inc. (a) (c)	1,275	40,647
Pharmion Corp. (a)	1,698	49,157
Phase Forward, Inc. (a) (c)	2,383	40,106
PolyMedica Corp.	1,619	66,136
Poniard Pharmaceuticals, Inc. (a)	1,535	10,438
Pozen, Inc. (a) (c)	1,763	31,857
PRA International (a) (c)	1,256	31,777
Progenics Pharmaceuticals, Inc. (a) (c)	1,566	33,779
Protalix Biotherapeutics, Inc. (a)	2,088	56,355
PSS World Medical, Inc. (a) (c)	4,746	86,472
Psychiatric Solutions, Inc. (a) (c)	3,721	134,923
Quality Systems, Inc. (c)	1,100	41,767
Quidel Corp. (a)	2,113	37,104
Radiation Therapy Services, Inc. (a) (c)	826	21,757
Regeneration Technologies, Inc. (a)	2,009	22,601
Regeneron Pharmaceuticals, Inc. (a) (c)	4,208	75,407
RehabCare Group, Inc. (a)	1,192	16,974
Res-Care, Inc. (a)	1,552	32,809
Resource Capital Corporation (c)	1,455	20,341
Rigel Pharmaceuticals, Inc. (a) (c)	1,750	15,593
Salix Pharmaceuticals Ltd. (a) (c)	3,271	40,233
Santarus, Inc. (a) (c)	3,552	18,364
Savient Pharmaceuticals, Inc. (a) (c)	4,150	51,543
Sciele Pharma, Inc. (a) (c)	2,046	48,204
Seattle Genetics Inc. (a) (c)	2,791	27,380
Sirona Dental Systems, Inc. (a) (c)	1,238	46,834
Sirtris Pharmaceuticals, Inc. (a)	403	3,978
Skilled Healthcare Group, Inc. (a)	1,478	22,924
Somaxon Pharmaceuticals, Inc. (a) (c)	351	4,268
Sonic Innovations, Inc. (a) (c)	1,753	15,339
SonoSite, Inc. (a) (c)	1,092	34,322
Spectranetics Corp. (a) (c)	2,151	24,780
Stereotaxis, Inc. (a) (c)	1,645	21,484
Steris Corp.	4,294	131,396
Sun Healthcare Group, Inc. (a) (c)	2,229	32,298
Sunrise Senior Living, Inc. (a) (c)	3,120	124,769
SuperGen, Inc. (a) (c)	3,481	19,354
SurModics, Inc. (a) (c)	1,067	53,350
Symbion, Inc. (a)	1,209	26,247
Symmetry Medical, Inc. (a)	2,460	39,385
Synta Pharmaceuticals Corp. (a) (c)	347	2,880
Tanox, Inc. (a) (c)	1,709	33,172
Telik, Inc. (a) (c)	3,671	12,408
Tercica, Inc. (a) (c)	2,199	11,215
Thoratec Corp. (a) (c)	3,704	68,117
Tomotherapy, Inc. (a)	774	16,966
Trubion Pharmaceuticals, Inc. (a) (c)	306	6,389
United Therapeutics Corp. (a) (c)	1,370	87,351

The accompanying notes are an integral part of the financial statements.

70

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Health Care - 11.0% (Continued)
Valeant Pharmaceuticals International	6,516	$108,752
Vanda Pharmaceuticals, Inc. (a) (c)	1,750	35,455
Ventana Medical Systems (a) (c)	2,025	156,472
Viropharma, Inc. (a) (c)	4,819	66,502
Visicu, Inc. (a) (c)	449	4,108
Vital Images, Inc. (a) (c)	1,177	31,967
Vital Signs, Inc. (c)	716	39,774
Vivus, Inc. (a) (c)	3,832	20,041
Volcano Corporation (a) (c)	1,562	31,568
West Pharmaceutical Services, Inc.	2,269	106,983
Wright Medical Group, Inc. (a)	2,404	57,984
Xenoport, Inc. (a) (c)	1,414	62,810
XOMA Ltd (a) (c)	8,709	26,475
Zoll Medical Corp. (a)	1,290	28,780
Zymogenetics, Inc. (a) (c)	2,637	38,527
		11,238,150

Materials & Processing - 9.3%
AAON, Inc. (c)	628	20,002
Acuity Brands, Inc.	2,860	172,401
Aecom Technology Corp Delaware (a)	2,689	66,714
AEP Industries, Inc. (a)	466	20,975
Affordable Residential Communities (a) (c)	2,985	35,283
Albany International Corp. (c)	1,877	75,906
Alico, Inc. (c)	267	16,284
AM Castle & Co. (c)	656	23,557
AMCOL International Corp. (c)	1,543	42,139
American Vanguard Corp. (c)	1,186	16,984
Ameron International Corp. (c)	586	52,851
Ampco-Pittsburgh Corp.	468	18,762
Amrep Corp. (c)	109	5,183
Andersons, Inc. (c)	948	42,973
Apex Silver Mines Ltd. (a) (c)	3,834	77,370
Apogee Enterprises, Inc. (c)	1,979	55,056
Aptargroup, Inc. (c)	4,622	164,358
Arch Chemicals, Inc.	1,683	59,141
Avatar Holdings, Inc. (a) (c)	408	31,392
Balchem Corp.	1,223	22,222
Barnes Group, Inc. (c)	3,061	96,972
Beacon Roofing Supply, Inc. (a) (c)	3,079	52,312
Bluegreen Corp. (a) (c)	1,470	17,184
BlueLinx Holdings, Inc. (c)	840	8,812
Bowater, Inc. (c)	3,932	98,103
Brady Corp.	3,163	117,474
Brookfield Homes Corp. (c)	809	23,534
Brush Engineered Materials, Inc. (a)	1,368	57,442
Buckeye Technologies, Inc. (a)	2,648	40,965
Builders FirstSource, Inc. (a) (c)	1,009	16,205
Building Material Holding Corp. (c)	2,034	28,862
Cabot Microelectronics Corp. (a) (c)	1,700	60,333
Cadiz, Inc. (a) (c)	790	17,751
Cal Dive Intl Inc Del (a) (c)	1,538	25,577
Calgon Carbon Corp. (a) (c)	2,790	32,364
Cambrex Corp.	1,880	24,948
Century Aluminum Co. (a) (c)	1,625	88,774
Ceradyne, Inc. (a) (c)	1,889	139,710
CF Industries Holdings, Inc.	3,625	217,101
Chesapeake Corp. (c)	1,333	16,756
CIRCOR International, Inc. (c)	1,125	45,484
Clarcor, Inc.	3,388	126,813

	SHARES	VALUE
Materials & Processing - 9.3% (Continued)
Claymont Steel Holdings, Inc. (a)	603	$12,898
Clean Harbors, Inc. (a) (c)	1,102	54,461
Coeur d’Alene Mines Corp. (a) (c)	19,575	70,274
Comfort Systems USA, Inc.	2,831	40,144
Compass Minerals International, Inc. (c)	2,246	77,846
CompX International, Inc.	107	1,980
Consolidated-Tomoka Land Co. (c)	399	27,647
Deltic Timber Corp. (c)	687	37,661
Drew Industries, Inc. (a) (c)	1,301	43,115
Dycom Industries, Inc. (a) (c)	2,631	78,877
Dynamic Materials Corp. (a) (c)	828	31,050
EMCOR Group, Inc. (a)	2,209	161,036
Encore Wire Corp. (c)	1,634	48,105
Energy Conversion Devices, Inc. (a) (c)	2,744	84,570
EnerSys (a)	1,422	26,023
ENGlobal Corp. (a)	1,133	13,766
Ennis, Inc.	1,791	42,124
Exide Technologies (a) (c)	4,044	37,609
Ferro Corp.	2,998	74,740
First Acceptance Corp. (a) (c)	1,175	11,938
Flotek Inds Inc Del (a)	603	36,150
Georgia Gulf Corp. (c)	2,404	43,536
Gibraltar Industries, Inc. (c)	1,702	37,699
Glatfelter (c)	3,123	42,442
Goodman Global, Inc. (a)	2,510	55,772
GrafTech International Ltd. (a)	6,925	116,617
Granite Construction, Inc.	2,434	156,214
Graphic Packaging Corp. (a)	5,319	25,744
Great Lakes Dredge & Dock Corp. (a) (c)	541	5,139
Greif, Inc. (c)	2,318	138,176
Griffon Corp. (a) (c)	2,092	45,564
Grubb & Ellis Co. (a)	1,063	12,331
Haynes International, Inc. (a)	769	64,927
HB Fuller Co.	4,132	123,505
Hecla Mining Co. (a)	8,385	71,608
Hercules, Inc. (a)	7,983	156,866
Hexcel Corp. (a) (c)	6,561	138,240
Hff, Inc. (a)	1,138	17,650
Idaho Gen Mines, Inc. (a) (c)	3,216	20,389
Infrasource Services, Inc. (a)	2,670	99,057
Innerworkings, Inc. (a) (c)	1,543	24,719
Innophos Holdings, Inc. (c)	1,370	19,591
Innospec, Inc.	864	51,157
Insituform Technologies, Inc. (a) (c)	1,909	41,635
Insteel Industries, Inc. (c)	979	17,622
Integrated Electrical Services, Inc. (a) (c)	1,079	35,575
Interface, Inc.	3,356	63,294
Interline Brands, Inc. (a) (c)	1,905	49,682
Kaiser Aluminum Corp. (a)	999	72,807
Kaydon Corp. (c)	1,983	103,354
Koppers Holdings, Inc.	1,164	39,204
Kronos Worldwide, Inc. (c)	194	4,899
The Lamson & Sessions Co. (a) (c)	975	25,906
Landec Corp. (a)	1,451	19,443
Layne Christensen Co. (a) (c)	841	34,439
LB Foster Co. - Class A (a) (c)	665	19,072
Lsb Inds, Inc. (a) (c)	975	20,845
LSI Industries, Inc.	1,507	26,975
Medis Technologies Ltd. (a) (c)	1,532	22,505
Mercer International, Inc. (a) (c)	1,856	18,931

The accompanying notes are an integral part of the financial statements.

71

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Materials & Processing - 9.3% (Continued)
Metal Management, Inc.	1,831	$80,692
MGP Ingredients, Inc. (c)	622	10,512
Michael Baker Corp. (a)	479	17,795
Minerals Technologies, Inc.	1,397	93,529
Mobile Mini, Inc. (a) (c)	2,477	72,328
Mueller Industries, Inc.	2,592	89,268
Mueller Water Products, Inc. - Class A (c)	7,793	132,949
Multi Color Corp.	356	13,994
Myers Industries, Inc.	1,875	41,456
NCI Building Systems, Inc. (a) (c)	1,437	70,887
Neenah Paper, Inc. (c)	1,037	42,787
NewMarket Corp.	1,013	48,999
NL Industries (c)	532	5,331
Northwest Pipe Co. (a) (c)	592	21,057
Nuco2, Inc. (a) (c)	1,090	27,980
Olin Corp.	5,083	106,743
Olympic Steel, Inc.	545	15,620
OM Group, Inc. (a)	2,061	109,068
Perini Corp. (a)	1,760	108,293
PGT, Inc. (a) (c)	683	7,465
Pioneer Companies, Inc. (a) (c)	827	28,424
PolyOne Corp. (a)	6,509	46,800
Potlatch Corp. (c)	2,714	116,838
Quadra Realty Trust, Inc. (a) (c)	1,155	14,449
Quanex Corp.	2,443	118,974
RBC Bearings, Inc. (a) (c)	1,438	59,318
Rock-Tenn Co.	2,370	75,176
Rockwood Holdings, Inc. (a) (c)	2,161	78,985
Rogers Corp. (a) (c)	1,224	45,288
Royal Gold, Inc. (c)	1,366	32,470
RTI International Metals, Inc. (a)	1,601	120,667
Ryerson Tull, Inc. (c)	1,830	68,900
Schnitzer Steel Industries, Inc.	1,588	76,129
Schulman A, Inc.	1,987	48,344
Senomyx, Inc. (a) (c)	2,095	28,282
Shengda Tech, Inc. (a) (c)	1,893	10,071
Silgan Holdings, Inc.	1,635	90,383
Simpson Manufacturing Co., Inc. (c)	2,602	87,791
Spartech Corp.	2,252	59,791
The Standard Register Co.	1,196	13,634
Stepan Co. (c)	412	12,475
Stillwater Mining Co. (a)	2,901	31,940
Stratus Pptys, Inc. (a) (c)	326	11,247
Superior Essex, Inc. (a)	1,414	52,813
Symyx Technologies, Inc. (a)	2,370	27,279
Tejon Ranch Co. (a) (c)	710	31,382
Terra Industries, Inc. (a) (c)	5,783	147,004
Texas Industries, Inc. (c)	1,883	147,646
Thomas Pptys Group, Inc.	1,563	24,977
Tredegar Corp.	2,398	51,077
Trex Co, Inc. (a) (c)	835	16,391
Trimas Corp. (a)	884	10,679
Tronox, Inc. (c)	2,903	40,787
UAP Holding Corp. (c)	3,577	107,811
Universal Forest Products, Inc.	1,123	47,458
Universal Stainless & Alloy (a)	443	15,607
Uranium Res, Inc. (a) (c)	3,487	38,462
US Concrete, Inc. (a) (c)	2,350	20,421
Us Gold Corporation (a) (c)	2,956	16,258
USEC, Inc. (a) (c)	5,653	124,253

	SHARES	VALUE
Materials & Processing - 9.3% (Continued)
Valhi, Inc. (c)	444	$7,237
Valmont Industries, Inc. (c)	1,271	92,478
Washington Group International, Inc. (a)	1,917	153,379
Watsco, Inc.	1,525	82,960
Wausau Paper Corp.	3,154	42,264
WCI Communities, Inc. (a) (c)	2,348	39,165
WD-40 Co. (c)	1,180	38,787
Wheeling-Pittsburgh Corp. (a) (c)	722	13,740
Worthington Industries (c)	4,572	98,984
WR Grace & Co. (a) (c)	4,767	116,744
Xerium Technologies, Inc. (c)	1,385	10,554
Zoltek Companies, Inc. (a) (c)	1,442	59,886
		9,537,786
Other - 0.5%
Compass Diversified Trust (c)	923	16,457
Energy Infrastructure Acqui Cp (a)	1,461	14,259
Freedom Acquisition Hldgs, Inc. (a)	3,676	40,473
GenCorp, Inc. (a) (c)	3,888	50,816
GenTek, Inc. (a) (c)	666	23,457
Information Services Group, Inc. (a) (c)	2,261	17,297
Kaman Corp.	1,688	52,649
Lancaster Colony Corp.	1,675	70,166
Marathon Acquisition Corp. (a) (c)	2,483	19,566
Ntr Acquisition Co. (a) (c)	1,703	16,127
Raven Industries, Inc. (c)	1,078	38,495
Sequa Corp. (a)	450	50,400
Star Maritime Acquisition Corp. (a)	1,324	16,232
Walter Industries, Inc.	3,448	99,854
		526,248
Technology - 12.7%
3Com Corp. (a)	27,500	113,575
3D Systems Corp. (a) (c)	1,032	25,666
Acacia Research - Acacia Technologies (a) (c)	1,959	31,657
Acme Packet, Inc. (a) (c)	936	10,755
Actel Corp. (a)	1,819	25,302
Actuate Corp. (a) (c)	3,967	26,936
Adaptec, Inc. (a) (c)	8,034	30,610
ADTRAN, Inc.	3,920	101,802
Advanced Analogic Technologies, Inc. (a)	2,588	25,104
Aeroflex, Inc. (a)	5,283	74,860
Agile Software Corp. (a)	4,003	32,264
Agilysys, Inc.	2,146	48,285
American Reprographics Co. (a) (c)	1,835	56,500
American Science & Engineering, Inc. (a) (c)	611	34,735
AMIS Holdings, Inc. (a)	4,414	55,263
Amkor Technology, Inc. (a) (c)	7,206	113,495
Anadigics, Inc. (a) (c)	3,315	45,714
Anaren, Inc. (a) (c)	1,154	20,322
Anixter International, Inc. (a) (c)	2,057	154,707
Ansoft Corp. (a)	1,154	34,031
Ansys, Inc. (a)	5,123	135,759
Applied Micro Circuits Corp. (a)	20,877	52,193
Ariba, Inc. (a) (c)	5,245	51,978
Arrowhead Resh Corp. (a) (c)	2,225	11,192
Art Technology Group, Inc. (a) (c)	7,864	20,918
Aruba Networks, Inc. (a) (c)	529	10,633
AsiaInfo Holdings, Inc. (a) (c)	2,127	20,632
Aspen Technology, Inc. (a)	5,845	81,830

The accompanying notes are an integral part of the financial statements.

72

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Technology - 12.7% (Continued)
Atheros Communications, Inc. (a) (c)	3,629	$111,918
Avanex Corp. (a)	11,551	20,792
Avid Technology, Inc. (a) (c)	2,967	104,883
Avocent Corp. (a)	3,598	104,378
BearingPoint, Inc. (a) (c)	13,100	95,761
Bel Fuse, Inc. (c)	716	24,365
Benchmark Electronics, Inc. (a)	4,954	112,059
Bigband Networks, Inc. (a) (c)	823	10,790
Black Box Corp.	1,173	48,539
Blackbaud, Inc. (c)	3,069	67,764
Blackboard, Inc. (a) (c)	1,948	82,050
Blue Coat Systems, Inc. (a)	971	48,084
Borland Software Corp. (a) (c)	5,476	32,527
Bottomline Technologies, Inc. (a)	1,441	17,796
CACI International, Inc. - Class A (a) (c)	2,146	104,832
Cavium Networks, Inc. (a) (c)	444	10,043
Cbeyond Communications, Inc. (a) (c)	1,156	44,518
Checkpoint Systems, Inc. (a)	2,756	69,589
Chordiant Software, Inc. (a) (c)	2,234	34,984
Ciber, Inc. (a) (c)	3,839	31,403
Cirrus Logic, Inc. (a)	6,144	50,995
Cogent Communications Group, Inc. (a) (c)	3,265	97,526
Cogent Inc. (a) (c)	3,041	44,672
Coherent, Inc. (a) (c)	2,178	66,451
Coleman Cable, Inc. (a) (c)	552	14,275
Commvault Systems, Inc. (a) (c)	2,353	40,636
COMSYS IT Partners, Inc. (a) (c)	1,102	25,137
Comtech Group, Inc. (a) (c)	1,029	16,989
Comtech Telecommunications (a) (c)	1,601	74,318
Comverge, Inc. (a) (c)	362	11,226
Concur Technologies, Inc. (a) (c)	2,259	51,618
Conexant Systems, Inc. (a) (c)	33,941	46,839
Covansys Corp. (a)	1,838	62,363
CPI International, Inc. (a) (c)	460	9,122
Cray, Inc. (a) (c)	2,174	16,588
CSG Systems International (a)	2,843	75,368
Cubic Corp. (c)	1,095	33,047
Daktronics, Inc. (c)	2,072	44,507
DealerTrack Holdings Inc. (a)	2,200	81,048
Digi International, Inc. (a) (c)	1,746	25,736
Digital River, Inc. (a) (c)	2,780	125,795
Diodes, Inc. (a) (c)	1,388	57,977
Ditech Networks, Inc. (a) (c)	2,275	18,632
DivX, Inc. (a) (c)	1,547	23,205
Double-take Software, Inc. (a) (c)	566	9,288
DSP Group, Inc. (a)	2,128	43,560
Eagle Test Systems, Inc. (a) (c)	565	9,074
Echelon Corp. (a) (c)	2,165	33,839
eCollege.com, Inc. (a)	1,213	26,989
Edo Corp. (c)	1,114	36,617
Electronics for Imaging (a)	3,750	105,825
EMS Technologies, Inc. (a)	1,067	23,538
Emulex Corp. (a) (c)	5,925	129,402
Epicor Software Corp. (a) (c)	4,066	60,461
EPIQ Systems, Inc. (a) (c)	1,495	24,159
Equinix, Inc. (a) (c)	2,167	198,215
Exar Corp. (a)	2,316	31,034
Excel Technology, Inc. (a) (c)	848	23,693
Extreme Networks, Inc. (a)	8,393	33,992
FalconStor Software, Inc. (a) (c)	2,601	27,441

	SHARES	VALUE
Technology - 12.7% (Continued)
Finisar Corp. (a) (c)	16,046	$60,654
Flir Systems, Inc. (a) (c)	4,363	201,789
Formfactor, Inc. (a)	3,216	123,173
Foundry Networks, Inc. (a)	9,617	160,219
Gartner, Inc. (a) (c)	4,564	112,229
Gateway, Inc. (a) (c)	20,006	31,810
Genesis Microchip, Inc. (a) (c)	2,492	23,325
Geoeye, Inc. (a) (c)	1,155	25,098
Gerber Scientific, Inc. (a)	1,587	18,441
Guidance Software, Inc. (a) (c)	224	3,158
Harmonic, Inc. (a) (c)	5,211	46,222
Harris Stratex Networks, Inc. (a) (c)	1,688	30,350
Hittite Microwave Corp. (a) (c)	913	39,012
Hughes Communications, Inc. (a) (c)	428	22,333
Hutchinson Technology, Inc. (a) (c)	1,802	33,896
i2 Technologies, Inc. (a) (c)	995	18,547
iGate Corp. (a)	1,552	12,447
IHS Inc. (a) (c)	2,081	95,726
II-VI, Inc. (a) (c)	1,652	44,885
Imation Corp.	2,451	90,344
Imergent, Inc. (c)	812	19,862
Immersion Corp. (a) (c)	1,709	25,601
Infocrossing, Inc. (a) (c)	1,377	25,433
Informatica Corp. (a) (c)	6,053	89,403
Innovative Solutions & Support, Inc. (a) (c)	833	19,342
InPhonic, Inc. (a) (c)	1,676	7,810
Integral Systems, Inc. (c)	713	17,333
Interactive Intelligence, Inc. (a)	866	17,840
Intermec, Inc. (a) (c)	4,003	101,316
Internet Capital Group, Inc. (a) (c)	2,752	34,125
Inter-Tel, Inc.	1,479	35,392
InterVoice, Inc. (a) (c)	2,709	22,566
Interwoven, Inc. (a)	3,002	42,148
Ionatron, Inc. (a) (c)	2,297	8,958
Ipg Photonics Corp. (a) (c)	715	14,264
iRobot Corp. (a) (c)	744	14,768
Isilon Systems, Inc. (a) (c)	578	8,913
Ixia (a) (c)	3,012	27,891
IXYS Corp. (a) (c)	1,911	15,957
j2 Global Communications, Inc. (a)	3,489	121,766
JDA Software Group, Inc. (a) (c)	2,049	40,222
Kemet Corp. (a) (c)	6,096	42,977
Keynote Systems, Inc. (a) (c)	1,035	16,974
Komag, Inc. (a) (c)	2,159	68,851
Lattice Semiconductor Corp. (a)	8,031	45,937
Lawson Software, Inc. (a) (c)	8,751	86,547
Lionbridge Technologies (a) (c)	4,201	24,744
Liveperson, Inc. (a) (c)	2,420	12,947
Loral Space & Communications, Inc. (a) (c)	741	36,516
Macrovision Corp. (a) (c)	3,633	109,208
Magma Design Automation, Inc. (a) (c)	2,643	37,108
Manhattan Associates, Inc. (a)	1,932	53,922
Mantech International Corp. - Class A (a)	1,265	39,000
Mentor Graphics Corp. (a) (c)	5,640	74,279
Mercury Computer Systems, Inc. (a) (c)	1,476	18,007
Methode Electronics, Inc.	2,624	41,066
Micrel, Inc.	3,671	46,695
MICRO Systems, Inc. (a) (c)	2,731	148,566
Microsemi Corp. (a) (c)	5,250	125,737
MicroStrategy, Inc. (a)	654	61,796

The accompanying notes are an integral part of the financial statements.

73

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Technology - 12.7% (Continued)
Microtune, Inc. (a) (c)	3,717	$19,440
MIPS Technologies, Inc. (a)	3,055	26,853
Monolithic Power Systems, Inc. (a) (c)	1,534	26,768
MRV Communications, Inc. (a) (c)	8,801	28,603
MSC.Software Corp. (a) (c)	2,916	39,483
Multi-Fineline Electronix, Inc. (a) (c)	556	9,541
Ness Technologies, Inc. (a)	1,930	25,109
Netgear, Inc. (a) (c)	2,332	84,535
Netlogic Microsystems, Inc. (a) (c)	1,119	35,629
Network Equipment Technologies, Inc. (a)	1,744	16,638
Newport Corp. (a) (c)	2,855	44,195
Nextwave Wireless, Inc. (a) (c)	1,791	14,955
Novatel Wireless, Inc. (a) (c)	2,070	53,861
Nuance Communications, Inc. (a) (c)	9,489	158,751
Omniture, Inc. (a) (c)	1,843	42,242
Omnivision Technologies, Inc. (a) (c)	3,739	67,713
ON Semiconductor Corp. (a) (c)	15,988	171,391
On2 Technologies, Inc. (a)	7,516	22,548
Opentv Corp. (a)	6,148	13,034
Openwave Systems, Inc.	6,638	41,554
Oplink Communications, Inc. (a) (c)	1,095	16,425
Opsware, Inc. (a) (c)	5,748	54,663
Optium Corp. (a) (c)	398	5,035
OSI Systems, Inc. (a) (c)	1,036	28,335
Packeteer, Inc. (a) (c)	2,441	19,064
Palm, Inc. (a) (c)	6,443	103,152
Parametric Technology Corp. (a)	7,827	169,141
Park Electrochemical Corp. (c)	1,415	39,875
PDF Solutions, Inc. (a) (c)	1,479	17,497
Pegasystems, Inc. (c)	962	10,515
Pericom Semiconductor Corp. (a)	1,849	20,635
Perot Systems Corp. (a) (c)	6,075	103,518
Plexus Corp. (a)	3,214	73,890
PLX Technology, Inc. (a) (c)	1,759	19,630
PMC - Sierra, Inc. (a) (c)	14,533	112,340
Progress Software Corp. (a)	2,887	91,778
QAD, Inc.	1,023	8,491
Quantum Corp. (a) (c)	14,100	44,697
Quest Software, Inc. (a)	4,708	76,223
Rackable Systems, Inc. (a) (c)	1,946	24,053
Radiant Systems, Inc. (a) (c)	1,838	24,335
Radisys Corp. (a) (c)	1,482	18,377
RealNetworks, Inc. (a)	7,512	61,373
RF Micro Devices, Inc. (a) (c)	13,463	84,009
RightNow Technologies, Inc. (a) (c)	1,055	17,313
Rimage Corp. (a) (c)	677	21,386
Safeguard Scientifics, Inc. (a) (c)	8,442	23,722
SAIC, Inc. (a) (c)	6,834	123,490
Sapient Corp. (a) (c)	5,727	44,270
SAVVIS, Inc. (a)	1,815	89,861
Scansource, Inc. (a) (c)	1,802	57,646
Seachange International, Inc. (a)	1,947	15,109
Secure Computing Corp. (a) (c)	3,743	28,409
Semtech Corp. (a) (c)	5,078	88,002
SI International, Inc. (a) (c)	859	28,364
Sigma Designs, Inc. (a) (c)	1,601	41,770
Silicon Graphics, Inc. (a) (c)	429	11,386
Silicon Image, Inc. (a) (c)	5,725	49,120
Silicon Storage Technology, Inc. (a)	6,368	23,753
Sirenza Microdevices, Inc. (a) (c)	1,976	23,455

	SHARES	VALUE
Technology - 12.7% (Continued)
Sirf Technology Holdings, Inc. (a) (c)	3,607	$74,809
Skyworks Solutions, Inc. (a)	11,286	82,952
Smart Modular Technologies, Inc. (a) (c)	3,339	45,945
Smith Micro Software, Inc. (a) (c)	1,684	25,361
Solera Holdings, Inc. (a)	1,737	33,663
SonicWALL, Inc. (a)	4,531	38,921
Sonus Networks, Inc. (a) (c)	17,765	151,358
Sourcefire, Inc. (a) (c)	437	6,114
Sourceforge, Inc. (a) (c)	4,615	19,475
Spansion, Inc. (a) (c)	5,936	65,890
SPSS, Inc. (a)	1,361	60,075
SRA International, Inc. - Class A (a) (c)	2,691	67,975
Standard Microsystems Corp. (a) (c)	1,558	53,502
Stanley, Inc. (a) (c)	408	7,189
Stec, Inc. (a) (c)	2,150	13,824
Stratasys, Inc. (a)	712	33,450
Super Micro Computer, Inc. (a) (c)	613	6,136
Supertex, Inc. (a) (c)	843	26,420
Switch & Data Facilities Comp (a) (c)	876	16,810
Sybase, Inc. (a)	6,326	151,128
Sycamore Networks, Inc. (a)	12,949	52,055
SYKES Enterprises, Inc. (a)	2,059	39,100
Synaptics, Inc. (a) (c)	1,757	62,883
Synchronoss Technologies, Inc. (a) (c)	1,227	36,000
Syniverse Holdings, Inc. (a)	1,662	21,373
SYNNEX Corp. (a) (c)	877	18,075
Syntax Brillian Corp. (a) (c)	3,811	18,750
Syntel, Inc. (c)	566	17,201
Taleo Corp. (a)	958	21,584
Techtarget, Inc. (a)	514	6,605
Techwell, Inc. (a) (c)	995	13,035
Tekelec (a)	4,061	58,560
Terremark Worldwide, Inc. (a) (c)	2,750	17,738
Tessera Technologies, Inc. (a) (c)	3,243	131,504
TIBCO Software, Inc. (a) (c)	13,746	124,401
Transaction Systems Architects, Inc. (a)	2,627	88,425
Trident Microsystems, Inc. (a) (c)	4,012	73,620
Triquint Semiconductor, Inc. (a)	9,835	49,765
Trizetto Group (a) (c)	3,017	58,409
TTM Technologies, Inc. (a)	2,936	38,168
Tyler Technologies, Inc. (a)	2,752	34,152
Ultimate Software Group, Inc. (a)	1,679	48,573
Unica Corp. (a)	651	10,741
Universal Display Corp. (a) (c)	1,665	26,157
UTStarcom, Inc. (a) (c)	8,497	47,668
Varian, Inc. (a)	2,171	119,036
VASCO Data Security International, Inc. (a) (c)	1,749	39,807
Veraz Networks, Inc. (a) (c)	604	3,938
Viasat, Inc. (a)	1,557	49,980
Vignette Corp. (a)	2,092	40,083
Visual Sciences, Inc. (a) (c)	1,229	19,013
Vocus, Inc. (a) (c)	860	21,595
Volterra Semiconductor Corp. (a) (c)	1,255	17,821
Vonage Holdings Corp. (a) (c)	2,203	6,851
Websense, Inc. (a) (c)	3,217	68,361
Wind River Systems, Inc. (a)	5,302	58,322
Zoran Corp. (a)	3,443	68,998
		13,016,729

The accompanying notes are an integral part of the financial statements.

74

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Utilities - 3.8%
Alaska Communications Systems Group, Inc. (c)	2,946	$46,665
Allete, Inc. (c)	1,765	83,043
American States Water Co. (c)	1,182	42,044
Aquila, Inc. (a)	26,329	107,686
Atlantic Tele-Network, Inc.	448	12,831
Avista Corp.	3,653	78,722
Black Hills Corp. (c)	2,604	103,509
California Water Service Group (c)	1,344	50,387
Cascade Natural Gas Corp. (c)	807	21,313
Centennial Communications Corp. (a)	1,605	15,231
Central Vermont Public Service Corp. (c)	681	25,660
CH Energy Group, Inc. (c)	1,108	49,827
Cincinnati Bell, Inc. (a)	17,385	100,485
Cleco Corp.	3,974	97,363
Consolidated Communications Holdings, Inc.	1,517	34,284
Consolidated Water Co, Inc. (c)	947	27,757
CT Communications, Inc. (c)	1,351	41,219
Dobson Communications Corp. (a) (c)	10,446	116,055
El Paso Electric Co. (a)	3,021	74,196
The Empire District Electric Co. (c)	2,106	47,111
EnergySouth, Inc. (c)	484	24,684
Eschelon Telecom, Inc. (a)	608	17,997
Fairpoint Communications, Inc. (c)	1,934	34,329
FiberTower Corp. (a)	8,313	35,995
General Communication (a)	3,756	48,114
Global Crossing Ltd. (a)	1,616	30,510
Globalstar, Inc. (a) (c)	1,335	13,817
Golden Telecom, Inc. (c)	1,035	56,935
Hungarian Telephone & Cable Corp. (a) (c)	239	4,782
Ibasis, Inc. (a)	2,191	22,020
ICO Global Communications (Holding) Ltd. (a)	6,798	23,657
Idacorp, Inc. (c)	3,006	96,312
IDT Corp. (c)	3,504	36,161
Iowa Telecommunications Services, Inc. (c)	2,209	50,211
IPCS, Inc. (c)	1,173	39,730
ITC Holdings Corp.	2,799	113,723
The Laclede Group, Inc. (c)	1,500	47,820
Mediacom Communications Corp. (a) (c)	3,848	37,287
MGE Energy, Inc. (c)	1,438	46,979
New Jersey Resources Corp.	1,969	100,458
Nicor, Inc. (c)	3,118	133,825
North Pittsburgh Systems, Inc. (c)	1,057	22,461
Northwest Natural Gas Co.	1,940	89,609
Northwestern Corp. (c)	2,495	79,366
Ntelos Holdings Corp. (a)	1,841	50,885
Otter Tail Corp. (c)	2,073	66,481
Paetec Holding Corp. (a) (c)	4,100	46,289
Piedmont Natural Gas Co. (c)	4,918	121,229
Pike Electric Corp. (a) (c)	1,050	23,499

	SHARES	VALUE
Utilities - 3.8% (Continued)
PNM Resources, Inc. (c)	5,333	$148,204
Portland General Electric Co.	1,889	51,834
Premiere Global Services, Inc. (a)	5,000	65,100
RCN Corp. (c)	2,047	38,463
Rural Cellular Corp. (a) (c)	806	35,311
SEMCO Energy, Inc. (a) (c)	2,354	18,291
Shenandoah Telecom Co. (c)	520	26,432
SJW Corp. (c)	1,057	35,198
South Jersey Industries, Inc.	2,050	72,529
Southwest Gas Corp. (c)	2,815	95,175
Southwest Water Co. (c)	1,595	20,368
SureWest Communications (c)	1,029	28,030
Time Warner Telecom, Inc. (a)	9,498	190,910
UIL Holdings Corp.	1,725	57,097
Unisource Energy Corp. (c)	2,465	81,074
USA Mobility, Inc.	1,531	40,970
Westar Energy, Inc.	6,123	148,666
WGL Holdings, Inc. (c)	3,427	111,857
		3,956,062
TOTAL COMMON STOCKS
(Cost $79,521,261)		97,862,450

UNIT INVESTMENT TRUSTS - 1.0%
iShares Russell 2000 Index Fund (c)	12,700	1,053,592
TOTAL INVESTMENT COMPANIES
(Cost $999,236)		1,053,592

	PRINCIPAL
	AMOUNT	VALUE
SHORT TERM INVESTMENTS (e) - 3.6%
U.S. Treasury Bills - 1.0%
4.553%, 09/13/2007	$1,000,000	$990,788

	SHARES	VALUE
Money Market Funds - 2.6%
Northern Institutional Diversified Assets Portfolio	2,624,554	$2,624,554
TOTAL SHORT TERM INVESTMENTS
(Cost $3,615,201)		3,615,342
Total Investments (Cost $84,135,698) (b) - 100.1%		102,531,384
Northern Institutional Diversified Assets Portfolio (d) - 51.2%		52,462,824
Liabilities in Excess of Other Assets - (51.3)%		(52,531,997)
TOTAL NET ASSETS - 100.0%		$102,462,211

The accompanying notes are an integral part of the financial statements.

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Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $84,325,221 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $24,295,027 and $(6,088,864) respectively, with a net appreciation / (depreciation) of $18,206,163.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is
$51,204,557, $52,462,824, and $477,057, respectively.
(e)	Securities and other assets with an aggregate value of $3,452,610 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of
June 30, 2007:
		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

Russell 2000 Index (09/07)	1	$1,892
Russell 2000 Index Mini (09/07)	36	52,164

The accompanying notes are an integral part of the financial statements.

76

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value	$102,531,384
Collateral for securities loaned,
at fair value	52,462,824
Receivables:
Shares sold	75,330
Interest and dividends	126,185
Prepaid expenses and other	2,823
155,198,546
LIABILITIES
Payables:
Payable upon return of securities loaned	52,462,824
Shares redeemed	100,550
Bank Overdraft	64,673
Variation margin	13,120
Advisory fees	34,654
Professional fees	16,304
Custodian fees	15,312
Fund accounting fees	9,644
Administration fees	8,474
Royalty fees	2,456
Directors’ fees	510
12b-1 fees	376
Other accrued expenses	7,438
52,736,335
NET ASSETS*
Paid-in capital	80,716,142
Accumulated undistributed net investment
income / (loss)	408,542
Accumulated net realized gain / (loss)
on investments and futures contracts	2,887,785
Net unrealized appreciation / (depreciation)
on investments and futures contracts	18,449,742
$102,462,211
Investments at cost	$84,135,698
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class F ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$101,803,040	1,400,017	$72.72
Class F	$659,171	9,085	$72.56

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$1,460,763
	Undistributed long-term gains	$6,180,065
	Unrealized appreciation	$15,930,388

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$26,042
Dividends	728,089
Other income	51,696
805,827
EXPENSES
Advisory fees	172,287
Administration fees	49,225
Fund accounting fees	29,504
Custodian fees	20,676
Professional fees	18,358
Transfer agent fees	11,060
Directors’ fees	6,509
Royalty fee	5,276
Shareholder reporting fees	3,903
12b-1 fees - Class F	509
Other expenses	4,260
321,567
NET INVESTMENT INCOME / (LOSS)	484,260

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	3,034,640
Net realized gain / (loss) on futures contracts	38,470
3,073,110
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	2,334,114
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	5,407,224
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,891,484

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
		Class I	Class F
Advisory	Administration	Expense	Expense
Fee	Fee	Limit	Limit
0.35%	0.10%	0.75%	0.95%

The accompanying notes are an integral part of the financial statements.

77

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months Ended June 30, (Unaudited)	Fiscal Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$484,260	$732,129
Net realized gain / (loss) on investments and futures	3,073,110	6,958,894
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	2,334,114	6,109,042

	5,891,484	13,800,065
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(602,763)	(521,036)
Net realized gain on investments	(7,077,549)	(2,571,112)
Class F
Net investment income	(2,328)	(153)
Net realized gain on investments	(33,991)	(792)

	(7,716,631)	(3,093,093)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	7,407,983	21,481,354
Reinvestment of distributions	7,680,312	3,092,148
Payments for shares redeemed	(7,162,140)	(15,380,526)

	7,926,155	9,192,976
Class F
Proceeds from shares sold	379,524	330,479
Reinvestment of distributions	36,319	945
Payments for shares redeemed	(20,834)	(85,352)

	395,009	246,072

NET INCREASE / (DECREASE) IN NET ASSETS	6,496,017	20,146,020
NET ASSETS
Beginning of period	95,966,194	75,820,174

End of period	$102,462,211	$95,966,194

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$408,542	$529,373

The accompanying notes are an integral part of the financial statements.

78

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL STATEMENTS

	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006
FUND SHARE TRANSACTIONS Class I
Sold	101,985	308,422
Reinvestment of distributions	107,162	44,543
Redeemed	(99,044)	(221,188)

Net increase / (decrease) from fund share transactions	110,103	131,777

FUND SHARE TRANSACTIONS Class F
Sold	5,197	4,756
Reinvestment of distributions	507	14
Redeemed	(290)	(1,177)

Net increase / (decrease) from fund share transactions	5,414	3,593

TOTAL COST OF PURCHASES OF:
Common Stocks	$16,020,566	$28,192,639

	$16,020,566	$28,192,639

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$14,014,809	$19,976,137

	$14,014,809	$19,976,137

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,536,556	$671,425
Long-term capital gains	6,180,075	2,421,668

	$7,716,631	$3,093,093

The accompanying notes are an integral part of the financial statements.

79

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO

Summit EAFE International Index Portfolio - Average Annual Total Return

1-Year	3-Year	Since Inception
25.72%	21.10%	21.07%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Subadvised by World Asset Management, LLC A division of Munder Capital Management
Inception Date:	November 12, 2000
Total Net Assets:	$60.31Million
Number Of Equity Holdings:	848
Medium Cap Size:	$5,867 (in millions)
Average Price-to-book Ratio:	2.43 x
Divident Yield:	2.55%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
BP Plc HSBC Holdings Plc Vodafone Group Plc Total SA Toyota Motor Corp. Nestle SA GlaxoSmithKline Plc Royal Dutch Shell Plc - Class A Novartis AG Roche Holding AG	1.62% 1.44% 1.28% 1.21% 1.19% 1.08% 1.06% 1.03% 0.91% 0.90%

80

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International (“MSCI”) EAFE Index (the “Index”). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

Strategy – The Summit Pinnacle EAFE International Index Portfolio (the “Portfolio”) will invest primarily in common stocks of the companies that compose the Index.

Managers’ Comments:

For the period ended June 30, 2007, the Summit EAFE International Index Portfolio’s total return was 10.30% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 10.74% “net” total return for the MSCI EAFE Index (in U.S dollars after the impact of foreign taxes). The difference of 0.44% is referred to as “tracking error.” The largest component of the difference is attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services as well as the impact of foreign taxes. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for it to seek investment results that correspond to the pre-expense total return of the Index.

The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.

81

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	EAFE INTERNATIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months
	Ended June 30,
	(Unaudited)			Fiscal Year Ended December 31,
	2007		2006	2005	2004	2003	2002(1)
Net asset value, beginning of period	$98.66		$81.98	$74.34	$64.41	$49.59	$50.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.34		1.46	1.59	1.00 (4)	1.34	0.19
Net realized and unrealized gains / (losses)	8.64		18.83	7.59	10.42	14.49	(0.60)
Total from Investment Activities	9.98		20.29	9.18	11.42	15.83	(0.41)
DISTRIBUTIONS:
Net investment income	(1.48)		(1.63)	(0.72)	(0.69)	(0.19)	—
Net realized gains	(2.21)		(1.98)	(0.82)	(0.80)	(0.82)	—
Total Distributions	(3.69)		(3.61)	(1.54)	(1.49)	(1.01)	—
Net asset value, end of period	$104.95		$98.66	$81.98	$74.34	$64.41	$49.59

Total return	10.30%		25.56%	12.57%	18.02%	32.79%	-0.82%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.95	%(3)	0.95%	0.95%	0.95%	0.65%	0.65	%(3)
Ratio of expenses to average net assets – gross	1.36	%(3)	1.29%	1.50%	1.69%	2.46%	1.99	%(3)
Ratio of net investment income / (loss)
to average net assets	2.47	%(3)	1.66%	1.75%	1.70%	2.14%	2.24	%(3)
Portfolio turnover rate	23.22%		44.33%	76.61%	55.49%	75.27%	449.05	%(3)
Net assets, end of period (000’s)	$60,308		$58,754	$44,084	$50,938	$16,565	$22,234

(1)	The Portfolio commenced operations on November 12, 2002.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

82

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 97.0%
Australia - 5.8%
A.B.C. Learning Centres Ltd.	1,929	$11,317
AGL Energy Ltd.	2,237	28,770
Alinta Ltd.	2,269	29,278
Alumina Ltd.	4,361	28,802
Amcor Ltd.	3,771	23,882
AMP Ltd.	7,344	63,010
Aristocrat Leisure Ltd.	1,374	16,739
Australia & New Zealand Banking Group Ltd.	6,999	172,020
Australian Stock Exchange Ltd.	814	33,608
AXA Asia Pacifica Holdings Ltd.	4,454	28,057
Babcock & Brown Ltd	1,018	27,687
BHP Billiton Ltd.	13,606	404,078
Billabong International Ltd.	1,159	17,638
BlueScope Steel Ltd.	3,285	28,797
Boral Ltd.	3,031	22,536
Brambles Ltd. (a)	6,967	71,943
Caltex Australia Ltd.	822	16,495
Centro Properties Group	3,824	27,557
Coca-Cola Amatil Ltd.	2,928	23,682
Cochlear Ltd	341	17,635
Coles Myer Ltd.	4,994	68,251
Commonwealth Bank of Australia	4,984	233,456
Computershare Ltd.	2,401	22,982
CSL Ltd.	752	56,104
CSR Ltd.	6,078	17,932
DB RREEF Trust	16,962	28,258
Downer EDI Ltd.	1,898	11,843
Fortescue Metals G (a)	552	15,818
Foster’s Group Ltd.	8,534	46,160
Goodman Fielder Ltd.	5,749	11,844
GPT Group	9,795	38,698
Insurance Australia Group Ltd.	8,268	39,955
Investa Property Group	9,153	22,659
John Fairfax Holdings Ltd.	5,806	23,135
Leighton Holdings Ltd.	600	20,983
Lend Lease Corp. Ltd.	1,809	28,434
Macquarie Airports Management Ltd.	3,297	11,293
Macquarie Bank Ltd.	981	70,694
Macquarie Goodman Group (a)	5,894	33,579
Macquarie Infrastructure Group	11,788	35,978
Mirvac Group	4,696	22,693
Multiplex Group	2,727	11,375
National Australia Bank Ltd.	6,359	221,146
Newcrest Mining Ltd.	1,479	28,652
OneSteel Ltd.	3,071	16,741
Orica Ltd.	1,371	34,638
Origin Energy Ltd.	4,270	35,984
Paladin Resources Ltd. (a)	2,285	16,002
Publishing & Broadcasting Ltd	2,093	34,779
Qantas Airways Ltd.	4,822	22,893
QBE Insurance Group Ltd.	3,172	83,904
Rinker Group Ltd.	3,709	59,242
Rio Tinto Ltd.	1,113	93,219
Santos Ltd.	2,842	33,588
Sonic Healthcare Ltd.	1,782	22,752
Stockland	6,216	42,950
Suncorp-Metway Ltd.	4,071	69,615

	SHARES	VALUE
Australia - 5.8% (Continued)
Symbion Health Ltd.	3,297	$11,404
TABCORP Holdings Ltd.	2,745	39,912
Tattersall’s Ltd	4,259	16,971
Telstra Corp.	2,574	10,017
Toll Holdings Ltd.	2,263	27,800
Transurban Group	4,168	28,304
Wesfarmers Ltd.	1,563	60,598
Westfield Group	6,958	117,744
Westpac Banking Corp.	7,148	155,502
Woodside Petroleum Ltd.	1,915	74,277
Woolworths Ltd.	4,983	114,064
WorleyParsons Ltd.	666	19,198
Zinifex Ltd. (a)	1,819	29,023
		3,486,574
Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	812	63,522
Immoeast Immobilie Anlagen AG (a)	2,069	29,319
IMMOFINANZ Immobilien Anlagen AG (a)	3,577	52,335
Oesterreischeische Elektrizitaetswirtschafts AG	452	23,174
OMV AG	784	52,514
Raiffeisen International Bank-Holding AG	143	22,780
Telekom Austria AG	1,827	45,746
Voestalpine AG	499	42,211
Wienerberger AG	395	29,243
		360,844
Belgium - 1.1%
AGFA-Gevaert NV	684	17,738
Belgacom SA (a)	775	34,457
Delhaize Group	356	35,101
Dexia	2,161	67,885
Fortis	5,064	215,966
Groupe Bruxelles Lambert SA	375	46,842
Inbev	722	57,488
KBC Groep NV	750	101,530
Mobistar SA	140	11,975
Solvay SA	263	41,583
UCB SA	485	28,784
Umicore	110	24,010
		683,359
Bermuda - 0.0%
Orient Overseas International Ltd.	1,169	11,422
Cayman Islands - 0.0%
Tingyi (Cayman Islands) Holding Corp. (a)	10,237	11,901
Denmark - 0.8%
Carlsberg A/G	197	23,897
Danisco A/S	388	29,038
Danske Bank A/S	1,986	81,630
Dsv A/S	1,220	24,019
FLSmidth & Co A/S	230	18,154
GN Store Nord A/S (a)	1,065	12,590
Jyske Bank A/S (a)	326	23,568
Nkt Holding A/S	177	17,673
Novo-Nordisk A/S - Class B	988	107,813
Novozymes A/S	259	30,147
Sydbank A/S	485	23,287

The accompanying notes are an integral part of the financial statements

83

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Denmark - 0.8% (Continued)
Topdanmark A/S (a)	133	$22,786
Vestas Wind Systems A/S (a)	800	52,961
		467,563
Finland - 1.7%
Amer Sports Oyj	731	18,115
Cargotec Corp. - B Shares	185	11,435
Elisa Corporation	844	23,098
Fortum Oyj	1,844	57,877
Kesko Oyj - B Shares	349	23,306
Kone Oyj	370	23,416
Konecranes Oyj (a)	272	11,453
Metso Oyj	595	35,288
Neste Oil Oyj	617	24,326
Nokia Oyj	17,574	494,979
Nokian Renkaat Oyj	496	17,468
Orion Oyj	470	11,794
Outokumpu Oyj	492	16,661
Rautaruukki Oyj	362	23,307
Sampo Oyj	1,950	56,374
Stora Enso Oyj	2,434	46,054
Tietoenator Oyj	362	11,710
UPM-Kymmene Oyj	2,324	57,561
Wartsila Oyj - B Shares	257	17,009
YIT Oyj (a)	721	22,786
		1,004,017
France - 9.6%
Accor SA	799	71,070
Adp	155	18,073
Air France-KLM	506	23,689
Air Liquide (a)	1,011	133,331
Alcatel SA	9,182	128,997
Alstom (a)	435	73,135
Ass Gen De France	200	33,623
Atos Origin SA (a)	281	17,639
Axa	6,386	276,668
BNP Paribas SA	3,533	422,516
Bouygues SA	902	75,923
Business Objects SA (a)	454	17,955
Cap Gemini SA	598	44,005
Carrefour SA	2,606	183,903
Casino Guichard Perrachon SA	227	23,043
CNP Assurances	234	30,071
Compagnie de Saint-Gobain	1,388	156,619
Compagnie Generale des Etablissements Michelin - BShares	608	85,458
Credit Agricole SA	2,723	111,264
Dassault Systemes SA	288	18,227
Essilor International SA	497	59,444
France Telecom SA	7,035	194,240
Gaz de France	721	36,584
Groupe Danone	1,887	153,289
Hermes International	304	34,525
Imerys SA (a)	173	17,587
Klepierre	130	22,157
Lafarge SA	591	108,305
Lagardere S.C.A.	614	53,559
L’Oreal SA	1,054	125,250
LVMH Moet Hennessy Louis Vuitton SA	1,024	118,553
Neopost SA	156	22,911

	SHARES	VALUE
France - 9.6% (Continued)
Pernod-Ricard SA	410	$90,979
Peugeot SA	725	58,659
PPR SA	340	59,620
Publicis Groupe	684	30,226
Renault SA	788	127,140
Safran SA (a)	920	23,646
Sanofi-Aventis	4,316	351,075
Schneider Electric SA	944	133,043
Scor Regroupe	429	11,694
Societe Generale	1,534	285,540
Societe Television Francaise 1	675	23,452
Sodexho Alliance SA	418	30,069
Suez SA	4,153	238,832
Technip SA	427	35,427
Thales SA	381	23,370
Thomson	1,257	24,039
Total SA	8,955	730,362
Unibail	221	56,876
Valeo SA	327	17,619
Vallourec SA (a)	197	63,514
Veolia Environnement	1,463	114,905
Vinci Sa	1,659	124,574
Vivendi Universal SA	4,828	208,515
Zodiac SA	225	17,328
		5,772,117
Germany - 8.0%
Adidas AG	971	62,030
Allianz AG	1,811	423,061
BASF AG	1,974	258,756
Bayer AG	3,004	226,911
Beiersdorf AG	408	29,118
Bilfinger Berger AG	192	17,065
Celesio AG	473	30,831
Commerzbank AG	2,678	127,765
Continental AG	593	83,446
DaimlerChrysler AG	3,915	361,641
Deutsche Bank AG	2,164	313,976
Deutsche Boerse AG	885	99,418
Deutsche Lufthansa AG	1,067	29,807
Deutsche Post AG	3,254	105,435
Deutsche Postbank AG	409	35,888
Deutsche Telekom AG	12,196	225,152
E.ON AG	2,626	439,260
Fresenius Medical Care AG	2,569	118,323
Heidelberger Druckmaschien AG	243	11,751
Hochtief AG	156	17,018
Hypo Real Estate Holding AG	626	40,550
Infineon Technologies AG (a)	3,124	51,795
IVG Immobilien AG	454	17,906
Karstadt Quelle AG (a)	347	11,690
Linde AG	453	54,549
MAN AG	485	69,515
Merck KGaA	301	41,269
Metro AG	703	58,231
Muenchener Rueckversicherungs AG	889	163,277
Premiere AG (a)	503	12,104
Puma AG Rudolf Dassler Sport	60	26,802
Rheinmetall AG	186	17,297

The accompanying notes are an integral part of the financial statements.

84

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Germany – 8.0% (Continued)
RWE AG	2,047	$217,514
Salzgitter AG	180	34,619
SAP AG	3,564	182,626
Siemens AG	3,599	516,578
Solarworld AG	378	17,446
ThyssenKrupp AG	1,464	86,887
TUI AG (a)	905	24,975
Volkswagen AG	691	110,040
Wincor Nixdorf AG	189	17,390
		4,789,712
Greece – 0.6%
Alpha Bank AE	1,833	57,805
Coca-Cola Hellenic Bottling Co. SA	525	24,159
EFG Eurobank Ergasias SA	1,365	44,709
Hellenic Telecommunications Organization SA (a)	1,352	41,904
National Bank of Greece SA	1,670	95,835
OPAP SA	988	35,035
Piraeus Bank SA	1,273	46,623
Public Power Corp.	618	17,481
Titan Cement Co SA (a)	404	23,403
		386,954
Hong Kong – 1.6%
Bank of East Asia Ltd.	7,178	40,392
BOC Hong Kong Holdings Ltd.	17,090	40,697
Cathay Pacific Airways Ltd.	9,299	23,143
Cheung Kong Holdings Ltd.	6,661	87,232
CLP Holdings Ltd.	6,060	40,649
Esprit Holdings Ltd.	4,595	58,295
Foxconn International Holdings Ltd (a)	8,549	24,491
Hang Lung Properties Ltd.	9,698	33,426
Henderson Land Development Co. Ltd.	4,910	33,438
Hong Kong & China Gas Co. Ltd.	19,543	41,189
Hong Kong Exchanges and Clearing Ltd.	4,186	59,156
HongKong Electric Holdings Ltd.	8,104	40,887
Hopewell Holdings Ltd.	4,409	17,987
Hutchison Whampoa Ltd.	8,868	88,065
Kerry Properties Ltd.	2,851	17,903
Kingboard Chemical Holdings Ltd.	2,599	11,966
Li & Fung Ltd.	10,089	36,321
Link REIT (a)	10,514	23,262
New World Development Co. Ltd.	10,968	27,437
PCCW Ltd.	28,234	17,368
Shangri-La Asia Ltd.	7,002	16,925
Sino Land Co.	8,296	17,273
Sun Hung Kai Properties Ltd.	5,929	71,352
Swire Pacific Ltd. – Class A	4,228	46,989
Tencent Holdings Ltd (a)	4,228	17,033
Wharf Holdings Ltd.	7,099	28,372
		961,248
Ireland (Republic of) – 0.9%
Allied Irish Banks Plc	3,734	102,137
Bank of Ireland	4,259	86,120
C&C Group Plc	1,559	21,058
CRH Plc	2,252	111,648
Depfa Bank Plc (a)	1,619	28,552
Elan Corp. Plc (a)	1,972	42,971
Experian Group Ltd.	4,458	56,354

	SHARES	VALUE
Ireland (Republic of) - 0.9% (Continued)
Grafton Group Plc (a)	1,610	$23,011
Irish Life & Permanent Plc	1,379	34,883
Kerry Group Plc	846	23,702
Kingspan Group	638	17,926
Ryanair Holdings Plc (a)	1,766	11,855
		560,217
Italy - 3.7%
Alleanza Assicurazioni SpA	2,638	34,562
Assicurazioni Generali SpA	4,438	178,757
Autostrade SpA	1,241	41,353
Banca Intesa SpA	35,740	267,500
Banca Monte dei Paschi di Siena SpA	5,179	35,153
Banca Popolare di Milano Scrl	2,396	36,709
Banche Popolari Unite Scrl	2,870	73,221
Banco Popolare di Verona e Novara Scrl	1,842	53,202
Capitalia SpA	7,548	75,291
Enel SpA	18,681	201,639
ENI SpA	10,954	398,812
Fiat SpA	3,032	90,568
Finmeccanica SpA	1,312	40,540
Fondiaria - Sai SpA	365	17,730
Lottomatica SpA (a)	561	22,407
Luxottica Group SpA	625	24,345
Mediaset SpA	3,872	40,117
Mediobanca SpA	2,311	52,735
Parmalat Spa	6,707	28,504
Pirelli & Co. (a)	14,835	17,749
Seat-Pagine Gialle SpA	29,670	17,850
Telecom Italia SpA - RNC	25,705	57,161
Telecom Italia SpA	46,011	126,416
Unicredito Italiano SpA	32,810	294,417
		2,226,738
Japan - 20.5%
The 77 Bank Ltd.	2,731	17,745
Acom Co. Ltd.	323	11,595
Advantest Corp.	659	28,742
Aeon Co. Ltd.	2,890	53,751
Aiful Corp.	422	12,133
Aisin Seiki Co. Ltd.	825	30,353
Ajinomoto Co., Inc.	3,118	35,985
Alfresa Holdings	170	11,860
Amada Co. Ltd.	1,839	23,016
Asahi Breweries Ltd.	1,881	29,195
Asahi Glass Co. Ltd.	3,963	53,559
Asahi Kasei Corp.	5,394	35,485
Asics Corp.	987	12,209
Astellas Pharma, Inc.	2,292	99,778
The Bank of Kyoto Ltd.	1,540	18,474
The Bank of Yokohama Ltd.	4,973	34,897
Benesse Corp.	414	12,004
Bridgestone Corp.	2,472	53,004
Canon, Inc.	4,236	248,741
Casio Computer Co. Ltd.	1,114	17,408
Central Japan Railway Co.	7	73,909
The Chiba Bank Ltd.	3,432	30,494
Chiyoda Corp.	600	11,452
Chubu Electric Power Co., Inc.	2,812	74,682

The accompanying notes are an integral part of the financial statements.

85

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Japan – 20.5% (Continued)
Chugai Pharmaceutical Co. Ltd.	1,248	$22,451
Citizen Watch Co. Ltd.	1,920	17,325
Credit Saison Co. Ltd.	899	23,438
CSK Holdings Corp.	334	11,773
Dai Nippon Printing Co. Ltd.	2,864	42,777
Daido Steel Co.	1,682	11,489
Daiichi Sankyo Co. Ltd.	2,843	75,505
Daikin Industries Ltd.	978	35,665
Daimaru, Inc.	1,670	19,979
Daito Trust Construction Co. Ltd.	368	17,544
Daiwa House Industry Co. Ltd.	2,483	35,533
Daiwa Securities Group, Inc.	5,835	62,224
Denso Corp.	2,033	79,586
Dentsu, Inc.	8	22,676
Dowa Mining Co.	1,698	18,135
East Japan Railway Co.	16	123,452
Eisai Co. Ltd.	1,095	47,847
Electric Power Development Co. Ltd.	745	29,649
Elpida Memory, Inc. (a)	382	16,847
Fanuc Ltd.	737	76,139
Fast Retailing Co. Ltd.	249	17,736
Fuji Electric Holdings Co. Ltd.	3,529	17,942
FUJIFILM Holdings Corp.	1,982	88,697
Fujikura Ltd.	1,599	11,909
Fujitsu Ltd.	7,907	58,311
The Furukawa Electric Co.	3,109	17,196
The Gunma Bank Ltd.	2,668	17,964
Hachijuni Bank (a)	3,274	23,054
Hankyu Hanshin Holdings, Inc.	5,474	28,943
Haseko Corp. (a)	3,903	11,570
Hirose Electric Co. Ltd.	181	23,844
Hiroshima Bank (a)	3,194	17,718
Hitachi Construction Machinery Co. Ltd.	488	17,003
Hitachi Ltd.	14,487	102,953
Hokkaido Electric Power Co., Inc.	1,627	35,348
Hokuhoku Financial Group, Inc.	5,436	17,616
Honda Motor Co. Ltd.	6,418	234,567
Hoya Corp.	1,779	59,095
Ibiden Co. Ltd.	566	36,592
Idemitsu Kosan Co Ltd	105	11,769
Isetan Co. Ltd.	1,172	19,276
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,291	22,992
Itochu Corp.	6,374	73,925
Japan Real Estate Investment Corp.	3	35,330
Japan Retail Fund Investment Corp.	3	26,071
Japan Steel Works Ltd.	1,590	24,278
Japan Tobacco, Inc.	19	93,823
JFE Holdings, Inc.	2,385	148,572
JGC Corp.	905	16,979
The Joyo Bank Ltd.	3,845	23,921
JS Group Corp.	1,182	24,000
JSR Corp.	749	18,098
JTEKT Corp.	963	17,442
Kajima Corp.	4,138	17,342
Kaneka Corp.	2,091	17,543
The Kansai Electric Power Co. Inc.	3,320	78,601
Kao Corp.	2,208	57,206
Kawasaki Heavy Industries Ltd.	5,597	22,911
Kawasaki Kisen Kaisha Ltd.	2,454	30,036

	SHARES	VALUE
Japan - 20.5% (Continued)
KDDI Corp.	11	$81,568
Keio Corp.	4,420	29,437
Keyence Corp.	163	35,651
Kintetsu Corp.	10,060	30,313
Kirin Brewery Co. Ltd.	3,607	53,991
Kobe Steel Ltd.	10,473	39,808
Komatsu Ltd.	3,560	103,511
Konami Corp.	504	11,564
Konica Minolta Holdings, Inc.	1,959	28,941
Kubota Corp.	5,030	40,853
Kuraray Co. Ltd.	2,019	23,695
Kurita Water Industries Ltd.	572	17,979
Kyocera Corp.	677	72,250
Kyowa Hakko Kogyo Co. Ltd.	2,496	23,576
Kyushu Electric Power Co., Inc.	1,857	48,716
LEOPALACE21 Corp.	523	17,883
Makita Corp.	522	23,233
Marubeni Corp.	6,938	57,194
Marui Co. Ltd.	1,942	24,526
Matsushita Electric Industrial Co. Ltd.	8,555	169,884
Matsushita Electric Works Ltd.	1,816	23,245
Mediceo Paltac Holdings Co. Ltd.	782	11,991
Millea Holdings, Inc.	3,468	142,522
Mitsubishi Chemical Holdings (a)	4,679	43,018
Mitsubishi Electric Corp.	8,174	75,815
Mitsubishi Estate Co. Ltd.	4,884	132,884
Mitsubishi Gas Chemical Co. Ltd.	2,081	19,048
Mitsubishi Heavy Industries Ltd.	12,529	80,491
Mitsubishi Materials Corp.	5,343	29,205
Mitsubishi Rayon Co. Ltd.	3,202	22,859
Mitsubishi UFJ Financial Group, Inc.	39	430,782
Mitsubishi UFJ Securities Co. Ltd.	1,553	17,444
Mitsubishi Corp.	5,278	138,460
Mitsui & Co. Ltd.	6,139	122,406
Mitsui Chemicals, Inc.	3,096	23,561
Mitsui Engineering & Shipbuilding Co.	3,143	16,822
Mitsui Fudosan Co. Ltd.	3,487	97,990
Mitsui Mining & Smelting Co. Ltd.	3,685	17,239
Mitsui OSK Lines Ltd.	4,461	60,651
Mitsui Sumitomo Insurance Co. Ltd.	5,172	66,454
Mitsui Trust Holdings, Inc.	2,625	22,897
Mitsukoshi Ltd.	2,391	11,982
Mitsumi Electric	355	12,744
Mizuho Financial Group, Inc.	43	297,901
Murata Manufacturing Co. Ltd.	905	68,284
Namco Bandai Holdings, Inc.	1,121	17,717
NEC Corp.	9,207	47,708
NGK Insulators Ltd.	1,232	30,318
NGK Spark Plug Co. Ltd.	1,022	17,805
Nidec Corp.	504	29,636
Nikko Cordial Corp.	1,752	22,924
Nikon Corp.	1,224	34,197
Nintendo Co. Ltd.	382	139,924
Nippon Building Fund, Inc.	3	41,665
Nippon Electric Glass Co. Ltd.	1,376	24,307
Nippon Express Co. Ltd.	4,175	23,770
Nippon Meat Packers, Inc.	978	11,835
Nippon Mining Holdings, Inc.	3,705	35,568
Nippon Oil Corp.	5,263	48,986

The accompanying notes are an integral part of the financial statements.

86

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Japan - 20.5% (Continued)
Nippon Paper Group, Inc.	5	$16,650
Nippon Sheet Glass Co. Ltd.	2,565	11,729
Nippon Steel Corp.	23,833	168,017
Nippon Telegraph & Telephone Corp.	22	97,738
Nippon Yusen Kabushiki Kaisha	5,096	46,811
The Nishi-Nippon City Bank Ltd.	3,120	11,428
Nissan Motor Co. Ltd.	9,881	106,013
Nisshin Steel Co.	3,830	17,513
Nisshinbo Industries, Inc.	1,214	16,979
Nissin Food Products Co. Ltd.	696	23,346
Nitto Denko Corp.	822	41,526
NOK Corp.	570	12,037
Nomura Holdings, Inc.	7,211	140,560
Nomura Research Institute Ltd.	612	18,043
NSK Ltd.	2,253	23,349
NTN Corp.	1,985	17,138
NTT Data Corp.	6	28,508
NTT DoCoMo, Inc.	68	107,695
Obayashi Corp.	3,206	17,498
Odakyu Electric Railway Co. Ltd.	4,759	29,375
OJI Paper Co. Ltd.	4,802	23,362
Okuma Corporation (a)	725	11,488
Olympus Corp.	1,074	41,957
Omron Corp.	1,068	28,104
ORIX Corp.	391	103,049
Osaka Gas Co. Ltd.	9,592	35,680
Pioneer Corp.	1,289	17,557
Promise Co. Ltd.	368	11,358
Rakuten, Inc.	35	11,797
Resona Holdings, Inc.	20	47,919
Ricoh Co. Ltd.	2,785	64,465
Rohm Co. Ltd.	470	41,799
Sankyo Co. Ltd.	399	16,819
Sanyo Electric Co. Ltd. (a)	7,160	11,747
Sapporo Hokuyo Hld	2	22,091
SBI Holdings, Inc.	36	11,447
Secom Co. Ltd.	995	46,952
Sega Sammy Holdings, Inc.	1,024	16,592
Seiko Epson Corp.	595	17,252
Sekisui Chemical Co. Ltd.	2,219	17,175
Sekisui House Ltd.	2,190	29,259
Seven & I Holdings Co. Ltd. (a)	3,568	102,005
Sharp Corp.	4,259	80,943
Shimamura Co. Ltd.	169	18,063
Shimizu Corp.	3,013	17,497
Shin-Etsu Chemical Co. Ltd.	1,614	115,487
Shinko Securities Co. Ltd.	3,399	17,613
Shinsei Bank Ltd.	7,168	28,992
Shionogi & Co. Ltd.	1,456	23,769
Shiseido Co. Ltd.	1,658	35,416
The Shizuoka Bank Ltd.	2,897	29,411
Showa Denko KK	6,325	22,911
SMC Corp.	265	35,297
Softbank Corp.	3,131	67,642
Sojitz Corp.	3,765	16,879
Sompo Japan Insurance, Inc.	3,861	47,320
Sony Corp.	4,200	215,927
Stanley Electric Co. Ltd.	807	17,566
Sumco Corp. (a)	452	22,724

	SHARES	VALUE
Japan - 20.5% (Continued)
Sumitomo Chemical Co. Ltd.	6,916	$46,509
Sumitomo Electric Industries Ltd.	3,093	46,122
Sumitomo Heavy Industries Ltd.	2,466	27,980
Sumitomo Metal Industries Ltd.	16,450	96,997
Sumitomo Metal Mining Co. Ltd.	2,400	52,142
Sumitomo Mitsui Financial Group, Inc.	28	261,523
Sumitomo Realty & Development Co. Ltd.	1,566	51,130
Sumitomo Titanium Corp.	61	5,707
The Sumitomo Trust & Banking Co. Ltd.	5,408	51,609
Sumitomo Corp.	4,701	85,907
Suruga Bank Ltd.	1,393	17,570
Suzuken Co. Ltd.	378	11,820
T&D Holdings, Inc.	883	59,739
Taiheiyo Cement Corp.	3,951	17,521
Taisei Corp.	5,133	17,384
Taiyo Yuden Co Ltd	527	12,220
Takashimaya Co. Ltd.	1,486	18,779
Takeda Pharmaceutical Co. Ltd.	3,593	232,287
Takefuji Corp.	510	17,148
Tanabe Seiyaku Co. Ltd.	1,438	17,145
TDK Corp.	557	53,924
Teijin Ltd.	4,283	23,446
Terumo Corp.	753	29,111
THK Co. Ltd.	684	17,166
Tobu Railway Co. Ltd.	5,245	23,728
Tohoku Electric Power Co., Inc.	2,153	48,350
Tokuyama Corp.	875	11,413
The Tokyo Electric Power Co., Inc.	4,802	154,444
Tokyo Electron Ltd.	708	52,212
Tokyo Gas Co. Ltd.	9,953	47,209
Tokyo Tatemono Co. Ltd.	1,331	16,615
Tokyu Land Corp.	2,130	22,714
Tokyu Corp.	5,218	34,921
TonenGeneral Sekiyu KK	2,290	22,375
Toppan Printing Co. Ltd.	2,844	30,605
Toray Industries, Inc.	5,475	40,509
Toshiba Corp.	12,824	111,966
Tosoh Corp.	2,110	11,739
Toyo Seikan Kaisha Ltd.	926	17,900
Toyota Industries Corp.	759	35,322
Toyota Motor Corp.	11,284	714,844
Toyota Tsusho Corp.	984	22,777
Trend Micro, Inc.	509	16,453
Ube Industries Ltd.	5,683	17,539
UNY Co. Ltd.	1,482	17,622
West Japan Railway Co.	9	41,957
Yahoo Japan Corp.	73	24,813
Yakult Honsha Co.	496	12,569
Yamada Denki Co. Ltd.	395	41,321
Yamaha Motor Co.	1,057	30,733
Yamaha Corp.	857	17,819
Yamato Holdings Co. Ltd.	2,105	29,799
Yaskawa Electric Corp.	1,020	11,631
Yokogawa Electric Corp.	1,290	17,329
		12,351,704
Netherlands - 5.1%
ABN AMRO Holding NV	7,573	349,003
Aegon NV	6,099	120,849

The accompanying notes are an integral part of the financial statements.

87

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Netherlands - 5.1% (Continued)
Akzo Nobel NV	1,103	$95,483
ASML Holding NV (a)	1,878	52,107
Buhrmann NV	821	12,645
Corio NV	289	22,757
European Aeronautic Defense and Space Co.	1,443	47,107
Fugro NV (a)	281	17,894
Hagemeyer NV	2,367	12,270
Heineken NV	1,011	59,509
ING Groep NV	7,667	340,260
James Hardie Industries NV	2,276	16,826
Koninklijke Ahold NV (a)	6,692	84,505
Koninklijke DSM NV	712	35,222
Koninklijke Philips Electronics NV	4,703	200,889
Mittal Steel Company NV (a)	3,702	233,338
Qiagen NV (a)	642	11,478
Randstad Holding NV	223	17,762
Reed Elsevier NV	3,400	65,069
Rodamco Europe NV	275	36,922
Royal Dutch Shell Plc - Class A (a)	15,196	620,681
Royal KPN NV	8,178	136,365
Royal Numico NV (a)	703	36,660
SBM Offshore NV	637	24,399
STMicroelectronics NV	2,727	52,964
TNT NV	1,869	84,565
Unilever NV	7,147	223,063
Vedior NV	785	23,597
Wereldhave NV	169	23,665
Wolters Kluwer NV	1,349	41,355
		3,099,209
New Zealand - 0.1%
Asciano Group (a)	2,523	21,668
Fletcher Building Ltd.	2,396	22,811
Telecom Corporation of New Zealand Ltd.	11,604	41,060
		85,539
Norway - 1.0%
Acergy SA	782	17,770
Aker Kvearner ASA (a)	689	17,526
DNB NOR ASA	3,169	40,950
Frontline Ltd.	260	12,059
Norsk Hydro ASA (a)	2,921	112,938
Norske Skogindustrier ASA	1,190	17,193
Orkla ASA-A Shares (a)	3,548	67,387
Pan Fish ASA (a)	11,221	12,216
Petroleum Geo - Services (a)	679	16,955
Prosafe Asa	1,117	17,900
Renewable Energy Corp As (a)	634	24,728
SeaDrill Ltd. (a)	1,059	22,852
Statoil ASA	2,758	85,823
Storebrand ASA	1,126	17,586
Tandberg ASA	513	11,548
Telenor ASA	3,626	71,174
TGS NOPEC Geophysical Co. ASA (a)	578	11,860
Yara International ASA	756	22,820
		601,285
Portugal - 0.3%
Banco Comercial Portugues SA	8,808	49,354
Bco Espirito Santo	1,050	23,420

	SHARES	VALUE
Portugal - 0.3% (Continued)
Electricidade de Portugal SA	8,457	$46,815
Portugal Telecom SGPS SA	3,811	52,767
Sonae SGPS, SA	4,124	11,721
		184,077
Singapore - 1.0%
CapitaLand Ltd.	6,694	35,422
City Developments Ltd.	2,550	28,819
Comfortdelgro Corp.	11,990	17,075
DBS Group Holdings Ltd.	4,926	73,371
Fraser And Neave Ltd	6,308	22,459
Keppel Corp Ltd	5,112	41,744
Keppel Land Ltd (a)	1,975	11,289
Oversea-Chinese Banking Corp. Ltd.	12,476	74,575
SembCorp Industries Ltd.	4,571	17,021
Singapore Airlines Ltd.	2,851	35,015
Singapore Exchange Ltd.	4,447	28,470
Singapore Press Holdings Ltd.	13,480	40,861
Singapore Telecommunications Ltd. (a)	31,259	69,430
United Overseas Bank Ltd.	5,464	78,529
United Overseas Land Ltd.	4,680	17,733
Venture Corp. Ltd.	1,772	18,174
		609,987
Spain - 4.1%
Abertis Infraestructuras SA	1,160	36,157
Acciona SA	127	34,773
Acerinox SA	958	23,521
ACS, Actividades de Construccion y Servicios, SA	938	60,075
Altadis SA	1,143	76,112
Antena 3 de Television SA	571	11,932
Banco Bilbao Vizcaya Argentaria SA	14,918	367,473
Banco Popular Espanol SA (a)	4,091	76,521
Banco Santander Central Hispano SA	26,378	488,753
Cintra Concesiones de Infraestructuras de Transporte SA	1,117	17,839
Ebro Puleva SA	1,089	23,538
Endesa SA	2,604	141,716
Fomento de Construcciones y Contratas SA	258	23,378
Gamesa Corporacion Tecnologica SA	810	29,600
Gas Natural SDG SA	699	42,696
Gestevision Telecinco	849	24,177
Grupo Ferrovial SA	303	29,958
Iberdrola SA	3,778	212,358
Iberia Lineas Aereas de Espana SA	3,446	17,257
Inditex SA	1,007	59,655
Indra Sistemas SA	963	24,139
Repsol YPF SA	3,316	131,276
Sacyr Vallehermoso SA	358	17,313
Sogecable SA (a)	286	12,019
Telefonica SA	18,779	420,389
Union Fenosa SA	547	29,354
Zardoya-otis (a)	604	23,789
		2,455,768
Sweden - 2.4%
Alfa Laval AB	381	23,119
Assa Abloy AB	1,622	35,930
Atlas Copco AB - A Shares (a)	4,597	77,298
Boliden AB	1,108	23,127
Electrolux AB (a)	1,154	27,504

The accompanying notes are an integral part of the financial statements.

88

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Sweden – 2.4% (Continued)
Eniro AB	947	$12,081
Getinge AB	1,080	23,411
Hennes & Mauritz AB	1,992	118,398
Husqvarna AB – B Shares (a)	1,198	17,079
Lundin Petroleum AB (a)	1,221	12,229
Modern Times Group MTG AB – Class B	286	18,546
Nobia AB	925	11,564
Nordea Bank AB	8,526	134,013
OMX AB	386	11,570
Oriflame Cosmetics SA (a)	245	11,553
Sandvik AB	3,831	77,861
Scania AB- B Shares (a)	1,417	34,808
Securitas AB – Class B	1,529	24,368
Skandinaviska Enskilda Banken AB	2,003	65,017
Skanska AB	1,611	34,744
Skf AB – B Shares (a)	1,952	41,242
SSAB Svenskt Stal AB – Class A	887	36,638
Svenska Cellulosa AB – B Shares (a)	2,444	41,095
Svenska Handelsbanken AB	2,219	62,457
Swedish Match AB	1,550	30,029
Tele2 AB – B Shares	1,434	23,536
Telefonaktiebolaget LM Ericsson – Class B	59,089	237,248
TeliaSonera AB	9,449	69,771
Volvo AB – B Shares (a)	6,287	125,939
		1,462,175
Switzerland – 6.6%
ABB Ltd.	8,543	194,429
Adecco SA	530	41,198
Ciba Specialty Chemicals AG	453	29,576
Clariant AG	1,071	17,448
Compagnie Financiere Richemont AG	2,212	133,100
Credit Suisse Group	4,615	330,021
Geberit AG	169	28,916
Givaudan SA	36	35,661
Holcim Ltd.	821	89,258
Kuehne & Nagel International AG	253	23,363
Logitech International SA (a)	636	17,052
Lonza Group AG	256	23,598
Nestle SA	1,708	651,599
Nobel Biocare Holding AG	112	36,722
Novartis AG	9,702	548,046
OC Oerlikon Corp. AG (a)	24	12,791
Phonak Holding AG	188	16,930
PSP Swiss Property AG (a)	527	29,597
Roche Holding AG	3,054	543,544
Schindler Holding AG	260	17,347
SGS SA	25	29,718
Sulzer AG	21	27,266
Swatch Group AG	187	53,429
Swiss Life Holding	156	41,379
Swiss Re	1,519	139,154
Swisscom AG	120	41,138
Syngenta AG	428	83,813
Synthes, Inc.	294	35,357
UBS AG	8,596	517,942
Zurich Financial Services AG	596	185,045
		3,974,437

	SHARES	VALUE
United Kingdom - 21.5%
3i Group Plc (a)	2,009	$47,000
Aegis Group Plc	4,371	12,069
Aggreko	1,025	11,825
AMEC Plc	1,548	18,325
Amvescap Plc	3,154	40,947
Anglo American Plc	6,354	375,769
ARM Holdings Plc	6,099	17,943
AstraZeneca Plc	6,378	343,632
Aviva Plc	10,784	161,009
BAE Systems Plc	13,988	113,762
Balfour Beatty Plc	1,962	17,454
Barclays Plc	27,631	386,184
Barratt Developments Plc	1,454	28,994
Berkeley Group Holdings (a)	329	11,766
BG Group Plc	14,267	235,358
BHP Billiton Plc	9,569	267,097
Biffa Plc (a)	2,051	11,182
BP Plc	80,708	977,287
British Airways Plc (a)	2,727	22,918
British American Tobacco Plc	6,457	220,169
British Energy Group (a)	4,279	46,487
British Land Co.	2,424	65,227
British Sky Broadcasting Group Plc	4,638	59,607
BT Group Plc	35,029	233,888
Bunzl Plc	2,103	29,371
Burberry Group Plc	2,105	29,040
Cable & Wireless Plc	10,582	41,331
Cadbury Schweppes Plc	9,010	123,033
Capita Group Plc	2,408	35,106
Carnival Plc	838	40,135
Carphone Warehouse	1,771	11,745
Cattles Plc	2,191	17,247
Centrica Plc (a)	15,176	118,396
Charter Plc (a)	585	12,981
Close Brothers Group Plc	659	11,394
Cobham Plc	5,557	22,709
Compass Group Plc	8,952	62,154
Cookson Group Plc	819	11,661
Csr Plc (a)	751	11,816
Daily Mail & General Trust	1,496	22,997
De La Rue Plc	751	11,748
Diageo Plc	11,398	237,353
DSG International Plc	8,922	28,433
Electrocomponents Plc	2,091	11,127
EMAP Plc	1,388	22,939
EMI Group Plc	3,242	17,448
Enterprise Inns Plc	2,603	36,015
First Choice Holidays Plc	2,787	17,853
FirstGroup Plc	2,267	30,410
Friends Provident Plc	7,950	28,608
GKN Plc	2,899	23,184
GlaxoSmithKline Plc	24,331	637,615
Group 4 Securicor Plc (a)	5,531	23,491
Hammerson Plc	1,390	40,027
Hanson Plc	2,995	64,834
Hays Plc	6,885	23,677
HBOS Plc	15,818	313,037
Home Retail Group	3,890	35,855
HSBC Holdings Plc	47,362	870,240

The accompanying notes are an integral part of the financial statements.

89

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
United Kingdom - 21.5% (Continued)
ICAP Plc	2,360	$23,411
IMI Plc	1,953	23,355
Imperial Chemical Industries Plc	4,215	52,647
Imperial Tobacco Group Plc	2,780	128,789
Inchcape	2,284	22,978
Intercontinental Hotels Group	1,358	33,928
International Power Plc	6,171	53,224
Intertek Group Plc	898	17,744
Invensys Plc (a)	2,977	22,896
Investec Plc	1,794	23,164
ITV Plc	15,842	36,330
J Sainsbury Plc	6,637	77,901
Johnson Matthey Plc	1,040	35,336
Kesa Electricals Plc	3,687	23,304
Kingfisher Plc	10,192	46,357
Ladbrokes Plc	3,369	29,294
Land Securities Group Plc	2,232	78,123
Legal & General Group Plc	26,609	80,204
Liberty International Plc	1,270	29,201
Lloyds TSB Group Plc	23,134	258,294
LogicaCMG Plc	7,603	23,169
London Stock Exchange Group	647	17,605
Man Group Plc (a)	7,481	91,488
Marks & Spencer Group Plc	7,738	97,584
Meggitt Plc	3,717	22,990
MFI Furniture Group Plc	4,183	11,445
Michael Page International Plc	1,641	17,317
Misys Plc	2,504	11,791
Mitchells & Butlers Plc	1,684	29,742
National Express Group Plc	812	17,431
National Grid Plc (a)	11,377	168,606
Next Plc	1,131	45,628
Old Mutual Plc	21,860	74,143
Pearson Plc	3,498	59,215
Persimmon Plc	1,215	28,254
Provident Financial Plc	1,213	17,112
Prudential Plc	10,033	143,852
Punch Taverns Plc	1,145	28,281
Reckitt Benckiser Plc	2,574	141,369
Reed Elsevier Plc	5,526	71,741
Rentokil Initial Plc	8,841	28,495
Resolution Plc	2,759	34,683
Reuters Group Plc	5,206	64,712
Rexam Plc	2,947	29,516
Rio Tinto Plc	4,245	326,230
Rolls-Royce Group Plc (a)	7,495	81,049
Royal & Sun Alliance Insurance Group	13,940	40,730
Royal Bank of Scotland Group Plc	39,606	503,446
Royal Dutch Shell Plc - Class B (a)	11,512	481,535
SABMiller Plc	3,709	94,293
Sage Group Plc	6,181	29,106
Scottish & Newcastle Plc	3,679	47,319
Scottish & Southern Energy Plc	3,652	106,264
Serco Group	1,980	17,942
Severn Trent Plc (a)	1,208	33,549
Signet Group Plc	8,336	17,409
Slough Estates Plc	2,716	34,088
Smith & Nephew Plc	4,322	53,723
Stagecoach Holdings Plc	2,290	8,403

	SHARES	VALUE
United Kingdom - 21.5% (Continued)
Standard Life Plc	9,384	$62,233
Tate & Lyle Plc	2,612	29,766
Taylor Woodrow Plc	3,051	22,102
Tesco Plc	34,603	290,802
Tomkins Plc	4,497	23,479
Travis Perkins Plc	630	24,037
Trinity Mirror Plc	1,670	17,740
Unilever Plc	5,422	175,841
United Business Media Plc	1,120	17,880
United Utilities Plc	3,846	54,796
Vodafone Group Plc (a)	228,898	771,298
Whitbread Plc	1,009	35,843
William Hill Plc	1,924	23,761
Wimpey George Plc	2,200	22,222
Wolseley Plc	3,055	73,740
WPP Group Plc (a)	4,819	72,433
Xstrata Plc	2,612	156,674
Yell Group Plc	3,670	34,067
		12,957,358
TOTAL COMMON STOCKS
(Cost $33,903,081)		58,504,205

UNIT INVESTMENT TRUSTS - 1.6%
iShares MSCI EAFE Index Fund	11,981	967,705
TOTAL UNIT INVESTMENT TRUSTS
(Cost $872,350)		967,705

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel KGaA	2,199	116,163
Porsche AG	37	66,251
ProSiebenSat.1 Media AG	459	18,065
Volkswagen AG	472	48,807
		249,286
TOTAL PREFERRED STOCKS
(Cost $178,781)		249,286

The accompanying notes are an integral part of the financial statements.

90

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
RIGHTS - 0.0%
Dowa Mining Co. Ltd.
Issued by Mizuho International Plc, Exp. 1/29/2010,
Strike $1 (a)(c)	1,805	$963
TOTAL RIGHTS
(Cost $0)		963
SHORT TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
Northern Institutional Diversified Assets Portfolio	3,279,183	3,279,183
TOTAL SHORT TERM INVESTMENTS
(Cost $3,279,183)		3,279,183
Total Investments (Cost $38,233,395) (b) - 104.5%		63,001,342
Liabilities in Excess of Other Assets - (4.5)%		(2,693,458)
TOTAL NET ASSETS - 100.0%		$60,307,884

ADR	American Depository Receipt (a) Non-income producing security.
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $38,842,805 and gross unrealized appreciation and depreciation of securities as of June 30, 2007, was $24,391,087 and $(232,550) respectively, with a net appreciation / (depreciation) of $24,158,537.

(c)	Valued in good faith under procedures adopted by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

91

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$63,001,342
Cash denominated in foreign currencies	52,856
Receivables:
Shares sold	43,675
Securities sold	10,299,199
Interest and dividends	212,036
Prepaid expenses and other	2,680
73,611,788
LIABILITIES
Payables:
Investment securities purchased	2,650,370
Shares redeemed	10,536,660
Bank overdraft	26,599
Custodian fees	24,953
Fund accounting fees	21,840
Administration fees	17,247
Professional fees	12,268
Royalty fees	8,479
Directors’ fees	287
Other accrued expenses	5,201
13,303,904
NET ASSETS*
Paid-in capital	33,372,242
Accumulated undistributed net
investment income / (loss)	698,916
Accumulated net realized gain / (loss)
on investments and foreign
currency translations	1,467,361
Net unrealized appreciation / (depreciation)
on investments and foreign
currency translations	24,769,365
$60,307,884

Investments at cost	$38,233,395
Cash denominated in foreign currencies at cost	52,183
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$60,307,884	574,640	$104.95

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$1,672,233
	Undistributed long-term gains	$565,536
	Unrealized appreciation	$20,757,937

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends	$1,211,168
Foreign dividend taxes withheld	(121,262)
Other income	557
1,090,463
EXPENSES
Advisory fees	178,431
Fund accounting fees	73,262
Custodian fees	106,939
Administration fees	31,863
Professional fees	13,842
Royalty fees	12,251
Transfer agent fees	7,860
Directors’ fees	4,108
Shareholder reporting fees	2,558
Other expenses	2,513
433,627
Reimbursements and waivers	(130,931)
302,696
NET INVESTMENT INCOME / (LOSS)	787,767

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
and foreign currency translations	1,987,966
Net change in unrealized appreciation /
(depreciation) on investments
and foreign currency translations	3,402,018

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	5,389,984

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,177,751

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit(1)	and Waivers
0.56%	0.10%	1.25%	$130,931

(1)	The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio until
December 31, 2007.

The accompanying notes are an integral part of the financial statements.

92

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, (Unaudited)	Fiscal Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$787,767	$877,818
Net realized gain / (loss) on investments and foreign currency translations	1,987,966	1,280,245
Net change in unrealized appreciation / (depreciation) on investments and
foreign currency translations	3,402,018	10,070,223

	6,177,751	12,228,286

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(895,891)	(898,476)
Net realized gain on investments	(1,341,924)	(1,089,408)

	(2,237,815)	(1,987,884)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	10,206,381	16,521,253
Reinvestment of distributions	2,237,815	1,987,884
Payments for shares redeemed	(14,830,422)	(14,078,992)

	(2,386,226)	4,430,145

NET INCREASE / (DECREASE) IN NET ASSETS	1,553,710	14,670,547
NET ASSETS
Beginning of period	58,754,174	44,083,627

End of period	$60,307,884	$58,754,174

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$698,916	$807,040

FUND SHARE TRANSACTIONS
Sold	100,912	184,761
Reinvestment of distributions	22,385	23,882
Redeemed	(144,192)	(150,829)

Net increase / (decrease) from fund share transactions	(20,895)	57,814

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$14,511,308	$26,940,948

	$14,511,308	$26,940,948

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$19,418,489	$23,378,114

	$19,418,489	$23,378,114

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,672,274	$1,827,354
Long-term capital gains	565,541	160,530

	$2,237,815	$1,987,884

The accompanying notes are an integral part of the financial statements.

93

Summit Mutual Funds, Inc. – Pinnacle Series LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Summit Lehman Aggregate Bond Index Portfolio - Average Annual Total Return
1-Year	3-Year	Since Inception
5.51%	3.33%	2.72%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	April 1, 2003
Total Net Assets:	$39.83 Million
Number Of Fixed Income Holdings:	95
Effective Duration:	4.74 years
Average Maturity:	14.30 years
Average Credit Quality:	Aaa/AAA
30-day SEC Yield:	4.62%

Quality Breakdown	Sector Allocations

(% of portfolio)
AAA AA A BBB	79% 1% 14% 6%

94

Summit Mutual Funds, Inc. – Pinnacle Series LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”).

Strategy – The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the “Portfolio”) will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly–traded debt securities rated BBB or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio’s total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

Managers’ Comments:

For the period ended June 30, 2007, the Summit Lehman Aggregate Bond Index Portfolio’s total return was 1.09% (before the impact of any product or contract-level fees). This compares to a 0.98% total return for the Lehman Aggregate Bond Index. The difference of 0.11% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. Other factors include the fact that the Portfolio is only a sample of the Index verses a complete replication of the Index, the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; and brokers’ commissions or other trading costs, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented

95

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
	For the Six Months					Period from April 1, to
	Ended June 30,					2003(1) to
	(Unaudited)		Year Ended December 31,			December 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of period	$48.85		$49.06	$50.13	$49.78	$50.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.02		1.97	1.83	1.71 (4)	1.32
Net realized and unrealized gains / (losses)	(0.48)		(0.24)	(1.06)	0.03	(0.49)
Total from Investment Activities	0.54		1.73	0.77	1.74	0.83

DISTRIBUTIONS:
Net investment income	(1.17)		(1.94)	(1.84)	(1.39)	(1.05)
Total Distributions	(1.17)		(1.94)	(1.84)	(1.39)	(1.05)
Net asset value, end of period	$48.22		$48.85	$49.06	$50.13	$49.78

Total return	1.09%		3.64%	1.57%	3.55%	1.70%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.59	%(3)	0.59%	0.60%	0.60%	0.60	%(3)
Ratio of expenses to average net assets – gross	0.59	%(3)	0.59%	0.63%	0.71%	1.10	%(3)
Ratio of net investment income / (loss) to average net assets	4.20	%(3)	3.96%	3.54%	3.26%	2.83	%(3)
Portfolio turnover rate	14.48%		27.93%	15.93%	43.24%	31.94	%(3)
Net assets, end of period (000’s)	$39,834		$39,160	$37,657	$32,786	$10,296

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

96

Summit Mutual Funds, Inc. – Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 26.6%
U.S. TREASURY NOTES & BONDS
U.S. Treasury Bonds - 7.6%
6.250%, 08/15/2023 (d)	$400,000	$444,156
5.500%, 08/15/2028 (d)	500,000	518,711
5.250%, 11/15/2028 (d)	1,100,000	1,107,563
5.250%, 02/15/2029 (d)	725,000	729,984
6.125%, 08/15/2029 (d)	200,000	224,344
		3,024,758
U.S. Treasury Notes - 19.0%
6.125%, 08/15/2007 (d)	500,000	502,294
5.625%, 05/15/2008 (d)	300,000	301,500
3.125%, 10/15/2008 (d)	500,000	488,633
3.375%, 12/15/2008 (d)	196,000	191,682
5.500%, 05/15/2009 (d)	200,000	202,125
6.000%, 08/15/2009 (d)	750,000	766,231
6.500%, 02/15/2010 (d)	600,000	623,203
4.000%, 04/15/2010 (d)	250,000	244,238
5.750%, 08/15/2010 (d)	300,000	307,359
4.250%, 01/15/2011 (d)	950,000	929,961
4.750%, 01/31/2012 (d)	250,000	248,125
4.500%, 04/30/2012 (d)	200,000	196,281
3.875%, 02/15/2013 (d)	150,000	142,465
3.625%, 05/15/2013 (d)	300,000	280,477
4.000%, 02/15/2014 (d)	500,000	473,320
4.000%, 02/15/2015 (d)	650,000	608,664
4.875%, 08/15/2016 (d)	750,000	740,801
4.625%, 02/15/2017 (d)	350,000	338,953
		7,586,312
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,886,366)		10,611,070

SOVEREIGN GOVERNMENT BONDS - 0.8%
Republic of Italy
2.500%, 07/15/2008	200,000	194,551
Province of New Brunswick
6.750%, 08/15/2013	100,000	107,705
TOTAL SOVEREIGN GOVERNMENT BONDS
(Cost $309,873)		302,256

MORTGAGE BACKED SECURITIES - 40.0%
Bank of America Commercial Mortgage, Inc.
Series 2006-5, 5.390%, 09/10/2047	690,000	676,308
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	145,121	146,087
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	338,784
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	564,369

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 40.0% (Continued)
Fannie Mae Pool
Pool #615009, 5.000%, 12/01/2016	$1,263,317	$1,229,517
Pool #639917, 5.000%, 11/01/2017	182,581	177,099
Pool #727360, 5.500%, 08/01/2018	445,376	440,336
Pool #828624, 5.000%, 06/01/2020	545,271	527,334
Pool #211487, 6.500%, 04/01/2023	68,495	70,254
Pool #653650, 6.500%, 08/01/2032	461,076	467,407
Pool #555591, 5.500%, 07/01/2033	704,793	682,868
Pool #722267, 5.500%, 07/01/2033	845,606	819,301
Pool #732114, 6.000%, 08/01/2033	114,799	114,126
Pool #357457, 5.500%, 11/01/2033	808,733	783,574
Pool #840633, 6.000%, 06/01/2034	607,258	604,841
Pool #801322, 5.000%, 10/01/2034	1,070,824	1,007,573
Pool #256101, 5.500%, 02/01/2036	696,687	673,649
Pool #903724, 7.500%, 11/01/2036	1,052,157	1,082,451
Freddie Mac
Pool #G1-1798, 5.000%, 11/01/2020	790,831	764,865
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,201,238	1,165,339
Pool #E9-9160, 4.500%, 09/01/2018	464,563	442,803
Pool #C7-6658, 5.000%, 02/01/2033	1,119,018	1,054,408
Pool #G0-8146, 6.000%, 08/01/2036	1,049,228	1,040,319
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	896,000	869,696
J.P. Morgan Chase Commercial Mortgage Backed
Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	206,106	205,857
TOTAL MORTGAGE BACKED SECURITIES
(Cost $16,523,206)		15,949,165

ASSET BACKED SECURITIES - 0.5%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	183,126	177,978
TOTAL ASSET BACKED SECURITIES
(Cost $180,986)		177,978
U.S. GOVERNMENT AGENCY ISSUES - 9.0%
Federal National Mortgage Association
5.050%, 02/07/2011	1,300,000	1,293,144
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	719,260
Federal Home Loan Mortgage Corp.
5.750%, 03/15/2009	200,000	201,673
7.000%, 03/15/2010	1,300,000	1,358,158
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $3,609,124)		3,572,235

CORPORATE BONDS - 19.6%
Consumer Discretionary - 1.5%
EW Scripps Co.
5.750%, 07/15/2012	180,000	178,766
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	197,948
TCI Communications, Inc.
8.750%, 08/01/2015	100,000	115,640

The accompanying notes are an integral part of the financial statements.

97

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	LEHMAN AGGREGATE LEHMAN AGGREGATE BOND INDEX PORTFOLIO

	PRINCIPAL
	AMOUNT	VALUE
Consumer Discretionary - 1.5% (Continued)
Thomson Corp.
6.200%, 01/05/2012	$100,000	$101,762
		594,116
Consumer Staples - 1.5%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	231,091
Cargill Inc.
5.000%, 11/15/2013 (a)	250,000	240,330
Diageo Capital PLC
3.375%, 03/20/2008 (d)	136,000	133,906
		605,327
Energy - 2.9%
Apache Corp.
5.625%, 01/15/2017	100,000	97,660
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	400,141
6.580%, 08/28/2032 (a)	100,000	106,350
Conoco Funding Co.
6.350%, 10/15/2011 (d)	80,000	82,491
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	292,302
Public Service North Carolina, Inc.
6.625%, 02/15/2011	180,000	185,943
		1,164,887
Financials - 3.4%
American General Finance Corp.
5.375%, 09/01/2009 (d)	210,000	209,392
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	241,679
Camden Property Trust
5.875%, 11/30/2012	100,000	100,740
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	254,824
Key Bank National Association
5.000%, 07/17/2007 (d)	185,000	185,156
Progressive Corp.
6.375%, 01/15/2012	165,000	169,572
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (a)	180,000	179,132
		1,340,495
Health Care - 1.5%
Amgen, Inc.
6.500%, 12/01/2007	180,000	180,459
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	257,727
Eli Lilly & Co.
2.900%, 03/15/2008	100,000	98,422
Pharmacia Corp. (e)
5.875%, 12/01/2008	50,000	50,392
		587,000

	PRINCIPAL
	AMOUNT	VALUE
Industrials - 4.3%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	$200,000	$207,474
CSX Corp.
4.875%, 11/01/2009	180,000	177,116
Eaton Corp.
5.750%, 07/15/2012	439,000	442,623
Emerson Electric Co.
4.750%, 10/15/2015 (d)	200,000	187,207
Honeywell International, Inc.
7.500%, 03/01/2010 (d)	108,000	113,505
Masco Corp.
5.875%, 07/15/2012	180,000	178,525
Pitney Bowes, Inc.
4.625%, 10/01/2012 (d)	180,000	172,153
United Technologies Corp.
4.375%, 05/01/2010 (d)	250,000	243,292
		1,721,895
Information Technology - 1.2%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	248,500
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	239,712
		488,212
Materials - 1.7%
Alcoa, Inc.
5.720%, 02/23/2019 (d)	149,000	141,231
Westvaco Corp.
7.950%, 02/15/2031 (d)	500,000	520,335
		661,566
Telecommunication Services - 1.1%
GTE Corp.
7.510%, 04/01/2009	180,000	185,779
6.940%, 04/15/2028	80,000	82,280
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	171,336
		439,395
Utilities - 0.5%
Exelon Generation Co. LLC
5.350%, 01/15/2014 (d)	230,000	220,402
TOTAL CORPORATE BONDS
(Cost $8,179,495)		7,823,295

The accompanying notes are an integral part of the financial statements.

98

Summit Mutual Funds, Inc. – Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
UNIT INVESTMENT TRUSTS - 2.0%
iShares Lehman Aggregate Bond Fund	8,240	$810,486
TOTAL UNIT INVESTMENT TRUSTS
(Cost $816,647)		810,486

SHORT TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Northern Institutional Diversified Assets Portfolio	356,629	318,263
TOTAL SHORT TERM INVESTMENTS
(Cost $318,263)		318,263
Total Investments (Cost $40,823,960) (b) - 99.3%		39,564,748
Northern Institutional Liquid Assets Portfolio (c) - 22.8%		9,065,263
Liabilities in Excess of Other Assets - (22.1)%		(8,795,863)
TOTAL NET ASSETS - 100.0%		$39,834,148

(a)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)
For federal income tax purposes, cost is $40,830,571 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $4,509 and ($1,270,332), respectively, with a net appreciation / (depreciation) of ($1,265,823).

(c)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,422,822, $9,065,263, and $3,746,501, respectively.

(d)	All or a portion of this security is out on loan.
(e)	Variable rate security.

The accompanying notes are an integral part of the financial statements.

99

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LEHMAN AGGREGATE LEHMAN AGGREGATE BOND INDEX

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value	$39,564,748
Collateral for securities loaned,
at fair value	9,065,263
Receivables:
Shares sold	25,421
Interest and dividends	461,678
Prepaid expenses and other	1,273
49,118,383
LIABILITIES
Payables:
Payable upon return of securities loaned	9,065,263
Shares Redeemed	182,887
Advisory fees	12,764
Professional fees	9,673
Fund accounting fees	4,404
Administration fees	4,034
Custodian fees	1,036
Directors’ fees	218
Other accrued expenses	3,956
9,284,235
NET ASSETS*
Paid-in capital	41,312,115
Accumulated undistributed net investment
income / (loss)	120,416
Accumulated net realized gain / (loss)
on investments	(339,171)
Net unrealized appreciation / (depreciation)
on investments	(1,259,212)
$39,834,148

Investments at Cost	$40,823,960
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$39,834,148	826,020	$48.22

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$237,576
	Post October Capital Loss Carryforward	$(16,691)
Capital Loss Carryforward
Expiring December 31:
2011	2012	2013	2014
$(65,139)	$(58,001)	$(75,489)	$(217,251)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$914,959
Dividends	34,188
Other income	3,385
952,532
EXPENSES
Advisory fees	59,581
Administration fees	19,860
Fund accounting fees	13,213
Professional fees	10,465
Transfer agent fees	6,647
Directors’ fees	2,411
Custodian fees	2,034
Shareholder reporting fees	1,446
Other expenses	1,890
117,547
NET INVESTMENT INCOME / (LOSS)	834,985

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	100,011
Net change in unrealized appreciation /
(depreciation) on investments	(514,457)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(414,446)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$420,539

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit
0.30%	0.10%	0.60%

The accompanying notes are an integral part of the financial statements.

100

Summit Mutual Funds, Inc. – Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$834,985	$1,514,352
Net realized gain / (loss) on investments	100,011	(200,587)
Net change in unrealized appreciation / (depreciation) on investments	(514,457)	59,639
	420,539	1,373,404
DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(952,145)	(1,523,171)

	(952,145)	(1,523,171)
FUND SHARE TRANSACTIONS
Proceeds from shares sold	4,079,273	7,341,409
Reinvestment of distributions	952,145	1,523,171
Payments for shares redeemed	(3,826,111)	(7,211,808)
	1,205,307	1,652,772

NET INCREASE / (DECREASE) IN NET ASSETS	673,701	1,503,005
NET ASSETS
Beginning of period	39,160,447	37,657,442
End of period	$39,834,148	$39,160,447

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$120,416	$237,576

FUND SHARE TRANSACTIONS
Sold	83,266	151,422
Reinvestment of distributions	19,584	31,573
Redeemed	(78,449)	(149,030)

Net increase / (decrease) from fund share transactions	24,401	33,965

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$—	$2,937,541
U.S. Government Securities	6,725,859	7,459,902
Corporate Bonds	314,254	1,561,740
Asset Backed Securities	695,445	—

	$7,735,558	$11,959,183

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$325,652	$2,454,252
U.S. Government Securities	4,648,004	6,156,872
Corporate Bonds	636,082	1,773,733
Asset Backed Securities	55,121	—

	$5,664,859	$10,384,857

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$952,145	$1,523,171

	$952,145	$1,523,171

The accompanying notes are an integral part of the financial statements.

101

Summit Mutual Funds, Inc. – Pinnacle Series INFLATION PROTECTED PLUS PORTFOLIO

Summit Inflation Portfolio - Total Return
Quarter to Date	Year to Date	Since Inception
-0.60%	1.56%	1.74%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Michael J. Schultz
D. Scott Keller
Inception Date:	December 28, 2006
Total Net Assets:	$1.02 Million
Number of Fixed
Income Holdings:	9
Effective Duration:	5.25 years
Average Maturity:	9.72 years
Average Credit Quality:	GOV/GOV
30-day SEC Yield:	9.49%

Sector Allocations

102

Summit Mutual Funds, Inc. – Pinnacle Series INFLATION PROTECTED PLUS PORTFOLIO

Objective – Seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation adjusted fixed income securities.

Strategy – The Inflation Protected Plus Portfolio (the “Portfolio”) seeks to achieve its objective by investing under normal circumstances at least 80% of the value of its assets in inflation protected fixed income securities. Up to 20% of the Portfolio’s assets may be invested in fixed income securities that are not inflation indexed, including unrated or below investment-grade bonds, convertible debt securities, convertible preferred and preferred stocks, or other securities.

Managers’ Comments:

The Summit Inflation Protected Plus Portfolio had a total return of 1.56% (before the impact of any product or contract-level fees) for the six-month period ended June 30, 2007, compared to a total return of 1.74% for the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index (the “Index”) and 0.98% for the Lehman Brothers Aggregate Bond Index.

The rate of inflation as measured by the Consumer Price Index for Urban Consumers rose 1.97% during the six months and 2.7% for the twelve months ended June 30, 2007, all of which equates to a seasonally adjusted annual rate for the period of 5.0%. This compares to a rate of 2.5% for all of 2006. This increase in inflation has largely been driven by higher commodity and energy prices. These increased costs have begun to spread into other areas of the economy by affecting component and transportation costs to bring goods to market. As a result of increased inflation and continued inflationary expectations, the total return on inflation-adjusted Treasury securities exceeded that of U.S. Treasury securities of similar duration.

Total returns on U.S. Treasury Securities as represented by the Lehman 7-10 Year Treasury Index were relatively flat for the period with a +0.25% return, as moderating economic growth, a strong stock market, and ample liquidity affected yields and prices throughout 2007. The 10 year Treasury yields ended the period at 5.02%, up 0.32% during the first six months of 2007.

The Portfolio is comprised primarily of U.S. Treasury Inflation Protected Securities. The effective duration of the Portfolio was 5.3 years as of June 30, 2007 which was less than the 6.4 duration of the Index. The shorter duration provides a relatively defensive stance in the face of the recent turmoil in the markets. Looking out into the second half of 2007, it appears that economic growth will moderate but remain positive. Recent events in the sub-prime mortgage markets may impact the Federal Reserve Bank (Fed) in future interest rate decisions. However, the Fed Chairman has reiterated that its primary role is to control inflation, and these forces are difficult to predict.

103

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	INFLATION PROTECTED PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	For the Six		Fiscal
	Months Ended		Year
	June 30,		Ended
	(Unaudited)		December 31,
	2007		2006(1)

Net asset value, beginning of period	$50.09		$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.65	(4)	—
Net realized and unrealized gains / (losses)	(0.87)		0.09

Total from Investment Activities	0.78		0.09

DISTRIBUTIONS:
Net investment income	(1.23)		—
Net realized gains	—		—

Total Distributions	(1.23)		—

Net asset value, end of period	$49.64		$50.09

Total return	1.56%		0.18%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (2)	0.75	%(3)	0.75	%(3)
Ratio of expenses to average net assets – gross	5.99	%(3)	33.70	%(3)
Ratio of net investment income / (loss) to average net assets	6.58	%(3)	(2.28	)%(3)
Portfolio turnover rate	4.61%		0.00%
Net assets, end of period (000’s)	$1,017		$1,002

(1)	Portfolio commenced operations on December 28, 2006.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

104

Summit Mutual Funds, Inc. – Pinnacle Series
INFLATION PROTECTED PLUS PORTFOLIO	SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS (b) - 99.3%
U.S. TREASURY NOTES & BONDS
U.S. Treasury Bonds - 25.4%
3.875%, 04/15/2029	$213,688	$257,995
U.S. Treasury Notes - 73.9%
3.875%, 01/15/2009	50,400	51,204
4.250%, 01/15/2010	98,258	101,981
0.875%, 04/15/2010	54,539	51,795
3.500%, 01/15/2011	71,237	73,291
3.000%, 07/15/2012	80,450	82,009
2.000%, 01/15/2014	178,936	171,960
1.875%, 07/15/2015	169,979	160,630
2.000%, 01/15/2016	62,468	59,310
		752,180
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,025,413)		1,010,175

	SHARES	VALUE
SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Northern Institutional Diversified Assets Portfolio	4,742	$4,742
TOTAL SHORT TERM INVESTMENTS
(Cost $4,742)		4,742
Total Investments (Cost $1,030,155) (a)- 99.8%		1,014,917
Other Assets in Excess of Liabilities - 0.2%		2,393
TOTAL NET ASSETS - 100.0%		$1,017,310

(a)
For federal income tax purposes, cost is $1,030,155 and gross unrealized appreciation and depreciation of securities as of June 30, 2007, was $548 and ($15,786) respectively, with a net appreciation / (depreciation) of ($15,238).

(b)	Inflation protected security.

The accompanying notes are an integral part of the financial statements.

105

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	INFLATION PROTECTED PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value	$1,014,917
Receivables:
Interest and dividends	10,670
Receivable from adviser	4,716
1,030,303
LIABILITIES
Payables:
Professional fees	8,513
Fund accounting fees	2,382
Transfer agent fees	1,993
Custodian fees	15
Directors’ fees	5
Other accrued expenses	85
12,993
NET ASSETS*
Paid-in capital	1,024,461
Accumulated undistributed net investment
income / (loss)	8,448
Accumulated net realized gain / (loss)
on investments	(361)
Net unrealized appreciation / (depreciation)
on investments	(15,238)
$1,017,310

Investments at cost	$1,030,155
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$1,017,310	20,495	$49.64

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$—
	Undistributed long-term gains	$—
	Unrealized appreciation	$2,043

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$36,580
Dividends	287
36,867
EXPENSES
Professional fees	11,111
Fund accounting fees	8,552
Transfer agent fees	6,794
Advisory fees	2,516
Administration fees	503
Custodian fees	120
Directors’ fees	80
Shareholder reporting fees	55
Other expenses	412
30,143
Reimbursements and waivers	(26,370)
3,773
NET INVESTMENT INCOME / (LOSS)	33,094

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(361)

Net change in unrealized appreciation /
(depreciation) on investments	(17,281)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(17,642)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$15,452

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.50%	0.10%	0.75%	$26,370

The accompanying notes are an integral part of the financial statements.

106

Summit Mutual Funds, Inc. – Pinnacle Series
INFLATION PROTECTED PLUS PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$33,094	$(188)
Net realized gain / (loss) on investments	(361)	—
Net change in unrealized appreciation / (depreciation) on investments	(17,281)	2,043

	15,452	1,855

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(24,646)	—
Net realized gain on investments	—	—

	(24,646)	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	3	1,000,000
Reinvestment of distributions	24,646	—
Payments for shares redeemed	—	—

	24,649	1,000,000

NET INCREASE / (DECREASE) IN NET ASSETS	15,455	1,001,855
NET ASSETS
Beginning of period	1,001,855	—

End of period	$1,017,310	$1,001,855

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$8,448	$—

FUND SHARE TRANSACTIONS
Sold	—	20,000
Reinvestment of distributions	495	—
Redeemed	—	—

Net increase / (decrease) from fund share transactions	495	20,000

TOTAL COST OF PURCHASES OF:
U.S. Government Securities	$58,581	$989,624

	$58,581	$989,624

TOTAL PROCEEDS FROM SALES OF:
U.S. Government Securities	$46,254	$—

	$46,254	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$24,646	$—
Long-term capital gains	—	—

	$24,646	$—

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

107

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

Summit ETF Market Strategy Target Portfolio - Total Return
Quarter to Date	Year to Date	Since Inception
3.30%	5.04%	4.70%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn
D. Scott Keller
Gary R. Rodmaker
Michael J. Schultz
Steven R. Sutermeister
Inception Date:	December 28, 2006
Total Net Assets:	$951,000
Number of Equity Holdings:	9

Sector Allocations

108

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

Objective – Seeks primarily to provide capital growth and secondarily investment income by investing primarily in a portfolio of various exchange traded funds (“ETFs”) representing different market exposures.

Strategy – The Lifestyle ETF Market Strategy Target Portfolio (the “Portfolio”) is a “fund of funds” that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio’s total assets will be invested in ETFs and U.S. Treasury Bills.

Managers’ Comments:

For the six months ended June 30, 2007, the Lifestyle ETF Market Strategy Target Portfolio returned 5.04% (before the impact of any product or contract fees and expenses) versus 6.96% for the S&P 500 Composite Stock Index (S&P 500) and 4.59% for the hybrid index (“benchmark”) comprised of the S&P 500 (60%) and the Lehman Brothers Aggregate Bond Index (40%).

The Lifestyle portfolio outperformed the benchmark for a few reasons. On the equity side the exposure to midcap equities and international exceeded the returns in the S&P 500 and raised equity returns. On the fixed income side, our exposure to High Yield exceeded returns from investment grade bonds alone. Cash equivalents, which we consider to be a fixed income substitute, also had returns exceeding the fixed income benchmark.

During the half year the only equity sector that had a negative return was real estate, and this sector had a static 1% weighting in portfolio. High yield securities showed very strong returns in the fixed income allocation compared to investment grade, but this sector also had a 1% allocation. Essentially fixed income returns all came from the interest income as principal returns were negative. Cash therefore was not a drag on fixed income.

During the first half, the Portfolio’s equity exposure was reduced. Large cap domestic equities were reduced from 44% to 39%. International equities were reduced from 15% to 13%. High Yield bonds were reduced from 5% to 1%. As equities and high yield were reduced Investment Grade bonds were increased from 20% to 27%, and inflation protected U.S. Treasury Securities were increased from 2% to 4%. Cash levels remained at 6%. At the end of the first six months the weightings in the major categories are as follows: Domestic Equities are 49%, International Equities are 13% Fixed Income is 32% and Cash is 6%.

109

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

	For the Six		Fiscal
	Months Ended		Year
	June 30,		Ended
	(Unaudited)		December 31,

	2007		2006(1)

Net asset value, beginning of period	$49.84		$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.57	(4)	—
Net realized and unrealized gains / (losses)	1.94		(0.16)

Total from Investment Activities	2.51		(0.16)

DISTRIBUTIONS:
Net investment income	—		—
Net realized gains	—		—

Total Distributions	—		—

Net asset value, end of period	$52.35		$49.84

Total return	5.04%		-0.32%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets – net (2)	0.75	%(3)	0.75	%(3)
Ratio of expenses to average net assets – gross	12.97	%(3)	220.56	%(3)
Ratio of net investment income / (loss) to average net assets	2.24	%(3)	(0.59	)%(3)
Portfolio turnover rate	12.06%		0.00%
Net assets, end of period (000’s)	$951		$150

(1)	Portfolio commenced operations on December 28, 2006.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

110

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO	SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)
	SHARES	VALUE
INVESTMENT COMPANIES - 93.7%
iShares Lehman Aggregate Bond Fund	2,602	$255,933
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	388	38,404
iShares MSCI EAFE Index Fund	1,525	123,174
iShares Russell 2000 Index Fund	348	28,870
iShares S&P 500 Growth Index Fund	2,893	198,720
iShares S&P 500 Value Index Fund	2,086	170,280
Midcap SPDR Trust Series 1	349	56,870
Summit High Yield Bond Fund (b)	327	9,373
Vanguard REIT ETF	133	9,437
TOTAL INVESTMENT COMPANIES
(Cost $885,411)		891,061

SHORT TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
Northern Institutional Diversified Assets Portfolio	52,351	52,351
TOTAL SHORT TERM INVESTMENTS
(Cost $52,351)		52,351
Total Investments (Cost $937,762)(a) - 99.2%		943,412
Other Assets in Excess of Liabilities - 0.8%		7,788
TOTAL NET ASSETS - 100.0%		$951,200

(a)
For federal income tax purposes, cost is $937,762 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $13,282, and ($7,632), respectively, with a net appreciation / (depreciation) of $5,650.

(b)
Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities ofthe issuer. A summary oftransactions in the securities ofthese issuers during the period ended June 30, 2007 is defined as follows:

	Balance of shares held Dec. 31,	Gross Purchases	Gross Sales and	Balance of shares held June 30,	Value June 30,	Investment Income Jan. 1, 2007 - June 30,
Fund	2006	and Additions	Reductions	2007	2007	2007
Summit High
Yield Bond Fund	260	278	211	327	$9,373	$188

The accompanying notes are an integral part of the financial statements.

111

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value
Unaffiliated issuers	$934,039
Affiliated issuers	9,373
Receivables:
Securities sold	5,739
Interest and dividends	1,882
Receivable from adviser	14,366
965,399
LIABILITIES
Payables:
Investment securities purchased	2,055
Professional fees	7,390
Fund accounting fees	2,283
Custodian fees	96
Directors’ fees	28
Other accrued expenses	2,347
14,199
NET ASSETS*
Paid-in capital	939,996
Accumulated undistributed net investment
income / (loss)	4,647
Accumulated net realized gain / (loss)
on investments	907
Net unrealized appreciation / (depreciation)
on investments	5,650
$951,200

Investments at cost
Unaffiliated issuers	$928,138
Affiliated issuers	9,624
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$951,200	18,169	$52.35

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Undistributed ordinary income	$—
Undistributed long-term gains	$—

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividend income from unaffiliated issuers	$5,902
Dividend income from affiliated issuers	188
Interest	112
6,202
EXPENSES
Professional fees	9,819
Fund accounting fees	8,240
Transfer agent fees	6,813
Advisory fees	1,140
Administration fees	207
Custodian fees	119
Directors’ fees	67
Shareholder reporting fees	53
Other expenses	418
26,876
Reimbursements and waivers	(25,321)
1,555
NET INVESTMENT INCOME / (LOSS)	4,647

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
from unaffiliated issuers	842
Net realized gain / (loss) on investments
from affiliated issuers	65
907

Net change in unrealized appreciation /
(depreciation) on investments	6,128

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	7,035

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$11,682

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$25,321

The accompanying notes are an integral part of the financial statements.

112

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO	FINANCIAL STATEMENTS

	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$4,647	$(7)
Net realized gain / (loss) on investments	907	—
Net change in unrealized appreciation / (depreciation) on investments	6,128	(478)

	11,682	(485)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	790,003	150,000
Reinvestment of distributions	—	—
Payments for shares redeemed	—	—

	790,003	150,000

NET INCREASE / (DECREASE) IN NET ASSETS	801,685	149,515
NET ASSETS
Beginning of period	149,515	—

End of period	$951,200	$149,515

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$4,647	$—

FUND SHARE TRANSACTIONS
Sold	15,169	3,000
Reinvestment of distributions	—	—
Redeemed	—	—

Net increase / (decrease) from fund share transactions	15,169	3,000

TOTAL COST OF PURCHASES OF:
Investment Companies	$786,704	$141,021

	$786,704	$141,021

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$43,221	$—

	$43,221	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—

	$—	$—

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

113

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

Summit ETF Market Strategy Conservative Portfolio - Total Return
Quarter to Date	Year to Date	Since Inception
1.92%	3.51%	3.28%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn D. Scott Keller Gary R. Rodmaker Michael J. Schultz Steven R. Sutermeister
Inception Date:	December 28, 2006
Total Net Assets:	$934,000
Number of Equity Holdings:	9

Sector Allocations

114

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

Objective – Seeks primarily to provide capital growth and secondarily investment income, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) representing different market exposures.

Strategy – The Lifestyle ETF Market Strategy Conservative Portfolio (the “Portfolio”) is a “fund of funds” that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio’s total assets will be invested in ETFs and U.S. Treasury Bills.

Managers’ Comments:

For the six months ended June 30, 2007, the Lifestyle ETF Market Strategy Conservative Portfolio returned 3.51% (before the impact of any product or contract fees and expenses) versus 6.96% for the S&P 500 Composite Stock Index (S&P 500) and 3.39% for the hybrid index (“benchmark”) comprised of the S&P 500 (40%) and the Lehman Brothers Aggregate Bond Index (60%).

The Lifestyle portfolio outperformed the benchmark for a few reasons. On the equity side the exposure to midcap equities and international exceeded the returns in the S&P 500 and raised equity returns. On the fixed income side, our exposure to High Yield exceeded returns from investment grade bonds alone. Cash equivalents, which we consider to be a fixed income substitute, also had returns exceeding the fixed income benchmark.

During the half year the only equity sector that had a negative return was real estate, and this sector had a static 1% weighting in portfolio. High yield securities showed very strong returns in the fixed income allocation compared to investment grade, but this sector also had a 1% allocation. Essentially fixed income returns all came from the interest income as principal returns were negative. Cash therefore was not a drag on fixed income.

During the first half, the Portfolio’s equity exposure was reduced. Large cap domestic equities were reduced from 30% to 25%. International equities were reduced from 10% to 8%. High Yield bonds were reduced from 4% to 1%. As equities and high yield were reduced Investment Grade bonds were increased from 41% to 44%, and inflation protected U.S. Treasury Securities were increased from 4% to 7%. Cash levels increased from 5% to 9%. At the end of the first six months the weightings in the major categories are as follows: Domestic Equities are 32%, International Equities are 8% Fixed Income is 51% and Cash is 9%.

115

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS
	For the Six
	Months Ended		Fiscal Year
	June 30,		Ended
	(Unaudited)		December 31,
	2007		2006(1)

Net asset value, beginning of period	$49.89		$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.73	(4)	—
Net realized and unrealized gains / (losses)	1.02		(0.11)

Total from Investment Activities	1.75		(0.11)

DISTRIBUTIONS:
Net investment income	—		—
Net realized gains	—		—

Total Distributions	—		—

Net asset value, end of period	$51.64		$49.89

Total return	3.51%		-0.22%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (2)	0.75	%(3)	0.75	%(3)
Ratio of expenses to average net assets – gross	13.14	%(3)	220.34	%(3)
Ratio of net investment income / (loss) to average net assets	2.90	%(3)	(0.52	%)(3)
Portfolio turnover rate	10.67%		0.00%
Net assets, end of period (000’s)	$934		$150

(1) Portfolio commenced operations on December 28, 2006.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

116

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO	SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)
	SHARES	VALUE
INVESTMENT COMPANIES - 90.7%
iShares Lehman Aggregate Bond Fund	4,168	$409,965
iShares Lehman U.S. Treasury Inflation Protected
Securities Fund	620	61,368
iShares MSCI EAFE Index Fund	964	77,862
iShares Russell 2000 Index Fund	221	18,334
iShares S&P 500 Growth Index Fund	1,830	125,703
iShares S&P 500 Value Index Fund	1,318	107,588
Midcap SPDR Trust Series 1	220	35,849
Summit High Yield Bond Fund (b)	194	5,560
Vanguard REIT ETF	75	5,321
TOTAL INVESTMENT COMPANIES
(Cost $849,682)		847,550

SHORT TERM INVESTMENTS - 8.6%
Money Market Funds - 8.6%
Northern Institutional Diversified Assets Portfolio	80,836	$80,836
TOTAL SHORT TERM INVESTMENTS
(Cost $80,836)		80,836
Total Investments (Cost $930,518)(a) - 99.3%		928,386
Other Assets in Excess of Liabilities - 0.7%		6,087
TOTAL NET ASSETS - 100.0%		$934,473

(a)
For federal income tax purposes, cost is $930,518 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $8,487, and ($10,619), respectively, with a net appreciation / (depreciation) of ($2,132)

(b)
Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers during the period ended June 30, 2007 is defined as follows:

						Investment
	Balance of			Balance of Shares		Income Jan. 1,
	shares held Dec. 31,	Gross Purchases	Gross Sales and	held June 30,	Value June 30,	2007-June 30,
Fund	2006	and Additions	Reductions	2007	2007	2007
Summit High
Yield Bond Fund	208	165	179	194	$5,560	$111

The accompanying notes are an integral part of the financial statements.

117

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value
Unaffiliated issuers	$922,826
Affiliated issuers	5,560
Receivables:
Securities sold	3,526
Interest and dividends	1,380
Receivable from adviser	14,399
947,691
LIABILITIES
Payables:
Investment securities purchased	1,062
Professional fees	7,390
Fund accounting fees	2,283
Custodian fees	106
Directors’ fees	29
Other accrued expenses	2,348
13,218
NET ASSETS*
Paid-in capital	929,998
Accumulated undistributed net investment
income / (loss)	5,926
Accumulated net realized gain / (loss)
on investments	681
Net unrealized appreciation / (depreciation)
on investments	(2,132)
$934,473

Investments at cost
Unaffiliated issuers	$924,809
Affiliated issuers	5,709
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$934,473	18,096	$51.64

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$–
	Post October Capital Loss Carryforward	$–

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividend income from unaffiliated issuers	$7,193
Dividend income from affiliated issuers	111
Interest	156
7,460
EXPENSES
Professional fees	9,819
Fund accounting fees	8,240
Transfer agent fees	6,814
Advisory fees	1,124
Administration fees	204
Custodian fees	129
Directors’ fees	67
Shareholder reporting fees	53
Other expenses	418
26,868
Reimbursements and waivers	(25,334)
1,534
NET INVESTMENT INCOME / (LOSS)	5,926

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
from unaffiliated issuers	625
Net realized gain / (loss) on investments
from affiliated issuers	56
681
Net change in unrealized appreciation /
(depreciation) on investments	(1,807)
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(1,126)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,800

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$25,334

The accompanying notes are an integral part of the financial statements.

118

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO	FINANCIAL STATEMENTS

	For the Six	Fiscal Year
	Months Ended	Ended
	June 30,	December 31,
	(Unaudited)	(Unaudited)
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$5,926	$(6)
Net realized gain / (loss) on investments	681	—
Net change in unrealized appreciation / (depreciation) on investments	(1,807)	(325)

	4,800	(331)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	780,004	150,000
Reinvestment of distributions	—	—
Payments for shares redeemed	—	—

	780,004	150,000

NET INCREASE / (DECREASE) IN NET ASSETS	784,804	149,669
NET ASSETS
Beginning of period	149,669	—

End of period	$934,473	$149,669

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$5,926	$—

FUND SHARE TRANSACTIONS
Sold	15,096	3,000
Reinvestment of distributions	—	—
Redeemed	—	—

Net increase / (decrease) from fund share transactions	15,096	3,000

TOTAL COST OF PURCHASES OF:
Investment Companies	$748,913	$136,553

	$748,913	$136,553

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$36,467	$—

	$36,467	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—

	$—	$—
(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

119

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

Summit ETF Market Strategy Aggressive Portfolio - Total Return
Quarter to Date	Year to Date	Since Inception
4.14%	6.02%	5.58%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn D. Scott Keller Gary R. Rodmaker Michael J. Schultz Steven R. Sutermeister
Inception Date:	December 28, 2006
Total Net Assets:	$965,000
Number of Equity Holdings:	9

Sector Allocations

120

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

Objective – Seeks primarily to provide capital growth and secondarily investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) representing different market exposures.

Strategy – The Lifestyle ETF Market Strategy Aggressive Portfolio (the “Portfolio”) is a “fund of funds” that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio’s total assets will be invested in ETFs and U.S. Treasury Bills.

Managers’ Comments:

For the six months ended June 30, 2007, the Lifestyle ETF Market Strategy Aggressive Portfolio returned 6.02% (before the impact of any product or contract fees and expenses) versus 6.96% for the S&P 500 Composite Stock Index (S&P 500) and 5.78% for the hybrid index (“benchmark”) comprised of the S&P 500 (80%) and the Lehman Brothers Aggregate Bond Index (20%).

The Lifestyle portfolio outperformed the benchmark for a few reasons. On the equity side the exposure to midcap equities and international exceeded the returns in the S&P 500 and raised equity returns. On the fixed income side, our exposure to High Yield exceeded returns from investment grade bonds alone. Cash equivalents, which we consider to be a fixed income substitute, also had returns exceeding the fixed income benchmark.

During the half year the only equity sector that had a negative return was real estate, and this sector had a static 1% weighting in portfolio. High yield securities showed very strong returns in the fixed income allocation compared to investment grade, but this sector also had a 2% allocation. Essentially fixed income returns all came from the interest income as principal returns were negative. Cash therefore was not a drag on fixed income.

During the first half, the Portfolio’s equity exposure was reduced. Large cap domestic equities were reduced from 58% to 47%. International equities were reduced from 20% to 16%. High Yield bonds were reduced from 3% to 2%. As equities and high yield were reduced Investment Grade bonds were increased from 7% to 18%, and inflation protected U.S. Treasury Securities were increased from 1% to 3%. Cash levels were increased from 1% to 3%. At the end of the first six months the weightings in the major categories are as follows: Domestic Equities are 59%, International Equities are 16% Fixed Income is 22% and Cash is 3%.

121

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

	For the Six
	Months Ended		Fiscal Year
	June 30,		Ended
	(Unaudited)		December 31,
	2007		2006(1)

Net asset value, beginning of period	$49.79		$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.48	(2)	—
Net realized and unrealized gains / (losses)	2.51		(0.21)

Total from Investment Activities	2.99		(0.21)

DISTRIBUTIONS:
Net investment income	—		—
Net realized gains	—		—

Total Distributions	—		—

Net asset value, end of period	$52.78		$49.79

Total return	6.02%		-0.42%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(3)	0.75	%(4)	0.75	%(4)
Ratio of expenses to average net assets – gross	12.84	%(4)	220.77	%(4)
Ratio of net investment income / (loss) to average net assets	1.85	%(4)	(0.72	%)(4)
Portfolio turnover rate	14.73%		0.00%
Net assets, end of period (000’s)	$965		$149

(1) Portfolio commenced operations on December 28, 2006.
(2) Per share amounts are based on average shares outstanding.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

122

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO	SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)
	SHARES	VALUE
INVESTMENT COMPANIES - 96.7%
iShares Lehman Aggregate Bond Fund	1,722	$169,376
iShares Lehman U.S. Treasury Inflation Protected
Securities Fund	257	25,438
iShares MSCI EAFE Index Fund	1,880	151,848
iShares Russell 2000 Index Fund	428	35,507
iShares S&P 500 Growth Index Fund	3,564	244,811
iShares S&P 500 Value Index Fund	2,570	209,789
Midcap SPDR Trust Series 1	431	70,231
Summit High Yield Bond Fund (b)	496	14,234
Vanguard REIT ETF	164	11,636
TOTAL INVESTMENT COMPANIES
(Cost $922,632)		932,870

SHORT TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
Northern Institutional Diversified Assets Portfolio	24,229	$24,229
TOTAL SHORT TERM INVESTMENTS
(Cost $24,229)		24,229
Total Investments (Cost $946,861)(a) - 99.2%		957,099
Other Assets in Excess of Liabilities - 0.8%		8,056
TOTAL NET ASSETS - 100.0%		$965,155

(a)
For federal income tax purposes, cost is $946,861 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $16,298, and ($6,060), respectively, with a net appreciation / (depreciation) of ($10,238)

(b)
Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers during the period ended June 30, 2007 is defined as follows:

						Investment
	Balance of			Balance of Shares		Income Jan. 1,
	shares held Dec. 31,	Gross Purchases	Gross Sales and	held June 30,	Value June 30,	2007-June 30,
Fund	2006	and Additions	Reductions	2007	2007	2007
Summit High
Yield Bond Fund	149	506	159	496	$14,234	$285

The accompanying notes are an integral part of the financial statements.

123

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value
Unaffiliated issuers	$942,865
Affiliated issuers	14,234
Receivables:
Securities sold	5,865
Interest and dividends	2,162
Receivable from adviser	14,389
979,515
LIABILITIES
Payables:
Investment securities purchased	2,176
Fund accounting fees	2,282
Professional fees	7,390
Custodian fees	136
Directors’ fees	28
Other accrued expenses	2,348
14,360
NET ASSETS*
Paid-in capital	949,995
Accumulated undistributed net investment
income / (loss)	3,874
Accumulated net realized gain / (loss)
on investments	1,048
Net unrealized appreciation / (depreciation)
on investments	10,238
$965,155

Investments at cost
Unaffiliated issuers	$932,246
Affiliated issuers	14,615
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$965,155	18,285	$52.78

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$–
	Post October Capital Loss Carryforward	$–

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividend income from unaffiliated issuers	$5,141
Dividend income from affiliated issuers	285
Interest	22
5,448
EXPENSES
Professional fees	9,810
Fund accounting fees	8,241
Transfer agent fees	6,815
Advisory fees	1,153
Administration fees	210
Custodian fees	168
Directors’ fees	67
Shareholder reporting fees	52
Other expenses	417
26,933
Reimbursements and waivers	(25,359)
1,574
3,874

NET INVESTMENT INCOME / (LOSS)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
from unaffiliated issuers	1,069
Net realized gain / (loss) on investments
from affiliated issuers	(21)
1,048
Net change in unrealized appreciation /
(depreciation) on investments	10,857

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	11,905

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$15,779

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$25,359

The accompanying notes are an integral part of the financial statements.

124

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO	FINANCIAL STATEMENTS

	For the Six	Fiscal Year
	Months Ended	Ended
	June 30,	December 31,
	(Unaudited)	(Unaudited)
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$3,874	$(8)
Net realized gain / (loss) on investments	1,048	—
Net change in unrealized appreciation / (depreciation) on investments	10,857	(619)

	15,779	(627)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—
FUND SHARE TRANSACTIONS
Proceeds from shares sold	800,003	150,000
Reinvestment of distributions	—	—
Payments for shares redeemed	—	—

	800,003	150,000

NET INCREASE / (DECREASE) IN NET ASSETS	815,782	149,373

NET ASSETS
Beginning of period	149,373	—

End of period	$965,155	$149,373

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$3,874	$—

FUND SHARE TRANSACTIONS
Sold	15,285	3,000
Reinvestment of distributions	—	—
Redeemed	—	—

Net increase / (decrease) from fund share transactions	15,285	3,000

TOTAL COST OF PURCHASES OF:
Investment Companies	$829,655	$147,134

	$829,655	$147,134

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$55,240	$—

	$55,240	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—

	$—	$—
(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

125

Summit Mutual Funds, Inc. – Pinnacle Series NATURAL RESOURCES PORTFOLIO

Summit Natural Resources Portfolio - Total Return
Quarter to Date	Year to Date	Since Inception
3.63%	8.44%	8.40%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Steven R. Sutermeister D. Scott Keller James McGlynn Gary R. Rodmaker Michael J. Schultz
Inception Date:	December 28, 2006
Total Net Assets:	$1.10 Million
Number of Equity Holdings:	9

Sector Allocations

126

Summit Mutual Funds, Inc. – Pinnacle Series NATURAL RESOURCES PORTFOLIO

Objective – Seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) representing different natural resources exposures.

Strategy – Under normal circumstances, the Natural Resources Portfolio (the “Portfolio”) will invest substantially all of its assets in ETFs and ETNs.

Managers’ Comments:

The Natural Resources Portfolio had a total return of 8.44% (before the impact of any product or contract fees and expenses) for the six-month period ended June 30, 2007 compared to a total return of 6.96% for the Standard & Poor’s 500 Composite Stock Index (the “Index”).

Investor sentiment was positive toward both commodities and natural resources during the period, and this environment was favorable to the Portfolio particularly during the first quarter of 2007. Surging global demands for commodities, raw materials and energy, particularly in China and other developing nations, have driven prices higher during 2007. The Portfolio invests in a basket of ETFs and ETNs that track various commodity, natural resources, raw materials, real estate and utility indexes.

The Portfolio’s positions in the Vanguard Materials ETF and iShares S&P GSSI Natural Resources Index Fund were the largest positive contributors to the total return. These ETFs had concentrated exposures to the energy, chemical and metals & mining sectors that provided strong returns, particularly during the second quarter. Commodities exposures as represented by the Portfolio’s investments in the PowerShares DB Commodity Index Fund and iPath Dow Jones AIG Commodity Index Total Return Fund ETN provided more moderately positive returns this year after several periods of double digit returns. Real estate holdings in the Vanguard Real Estate Investment Trust ETF provided the only negative returns during the period.

The Portfolio increased its exposure to U.S. and global utilities and water resources during the second quarter and reduced its exposure to real estate based on tactical evaluations of pricing levels and trends. In the near term, expectation is that energy-related exposures will continue to perform well, driven by global demands. Commodity prices are also expected to appreciate for the same reasons albeit with volatility. As of June 30, 2007, the Portfolio had 49% of its total assets positioned in ETFs and ETNs with commodities exposures and the remaining 51% primarily in Energy and Materials common stock positions.

127

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS
	For the Six
	Months Ended		Fiscal Year
	June 30,		Ended
	(Unaudited)		December 31,
	2007		2006(1)

Net asset value, beginning of period	$49.98		$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.05	(4)	—
Net realized and unrealized gains / (losses)	4.17		(0.02)

Total from Investment Activities	4.22		(0.02)

DISTRIBUTIONS:
Net investment income	—		—
Net realized gains	—		—

Total Distributions	—		—

Net asset value, end of period	$54.20		$49.98

Total return	8.44%		-0.04%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.75	%(3)	0.75	%(3)
Ratio of expenses to average net assets – gross	10.79	%(3)	133.46%
Ratio of net investment income / (loss) to average net assets	0.17	%(3)	(0.75	%)(3)
Portfolio turnover rate	30.04%		0.00%
Net assets, end of period (000’s)	$1,102		$250

(1) Portfolio commenced operations on December 28, 2006.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

128

Summit Mutual Funds, Inc. – Pinnacle Series
NATURAL RESOURCES PORTFOLIO	SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)
	SHARES	VALUE
INVESTMENT COMPANIES - 98.7%
iPath Dow Jones - AIG Commodity Index Total Return ETN (a)	5,205	$264,206
iShares Dow Jones U.S. Utilities Sector Index Fund	162	15,607
iShares Goldman Sachs Natural Resources Index Fund	2,007	240,519
iShares S&P Global Materials Index Fund	319	22,563
iShares S&P Global Utilities Index Fund	255	16,085
Powershares DB Commodity Index Tracking Fund	10,277	264,119
Powershares ETF Trust	2,107	44,079
Vanguard Materials ETF	1,954	165,660
Vanguard REIT ETF	774	54,915
TOTAL INVESTMENT COMPANIES
(Cost $1,053,063)		1,087,753

SHORT TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Northern Institutional Diversified Assets Portfolio	11,422	11,422
TOTAL SHORT TERM INVESTMENTS
(Cost $11,422)		11,422
Total Investments (Cost $1,064,485)(b) - 99.7%		1,099,175
Other Assets in Excess of Liabilities - 0.3%		3,144
TOTAL NET ASSETS - 100.0%		$1,102,319

(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $1,064,485 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $42,914, and ($8,224), respectively, with a net appreciation / (depreciation) of $34,690.

The accompanying notes are an integral part of the financial statements.

129

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value	$1,099,175
Receivables:
Securities sold	8,364
Interest and dividends	770
Receivable from adviser	15,386
1,123,695
LIABILITIES
Payables:
Investment securities purchased	7,791
Professional fees	8,884
Fund accounting fees	2,271
Custodian fees	73
Directors’ fees	24
Other accrued expenses	2,333
21,376
NET ASSETS*
Paid-in capital	1,066,962
Accumulated undistributed net investment
income / (loss)	464
Accumulated net realized gain / (loss)
on investments	203
Net unrealized appreciation / (depreciation)
on investments	34,690
$1,102,319

Investments at cost	$1,064,485
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$1,102,319	20,337	$54.20

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$–
	Post October Capital Loss Carryforward	$–

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$2,459
EXPENSES
Professional fees	11,558
Fund accounting fees	7,979
Transfer agent fees	6,804
Advisory fees	1,463
Administration fees	266
Custodian fees	88
Directors’ fees	69
Shareholder reporting fees	53
Other expenses	418
28,698
Reimbursements and waivers	(26,703)
1,995
NET INVESTMENT INCOME / (LOSS)	464

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	203

Net change in unrealized appreciation /
(depreciation) on investments	34,750

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	34,953

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$35,417

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$26,703

The accompanying notes are an integral part of the financial statements.

130

Summit Mutual Funds, Inc. – Pinnacle Series
NATURAL RESOURCES PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	Fiscal Year
	June 30,	Ended
	(Unaudited)	December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$464	$(16)
Net realized gain / (loss) on investments	203	—
Net change in unrealized appreciation / (depreciation) on investments	34,750	(60)

	35,417	(76)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	1,083,527	250,000
Reinvestment of distributions	—	—
Payments for shares redeemed	(266,549)	—

	816,978	250,000

NET INCREASE / (DECREASE) IN NET ASSETS	852,395	249,924
NET ASSETS
Beginning of period	249,924	—

End of period	$1,102,319	$249,924

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$464	$—

FUND SHARE TRANSACTIONS
Sold	20,261	5000
Reinvestment of distributions	—	—
Redeemed	(4,924	—

Net increase / (decrease) from fund share transactions	15,337	5000

TOTAL COST OF PURCHASES OF:
Investment Companies	$952,480	$249,336

	$952480	$249,336

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$148,957	$—

	$148,957	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—

	$—	$—
(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

131

Summit Mutual Funds, Inc. – Pinnacle Series NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (“Summit Mutual Funds”), is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds offers the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the “Series”) are sold to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series’ shares are offered in fourteen different portfolios: Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, Lehman Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (individually a “Portfolio”, collectively the “Portfolios”). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Inflation Protected Plus Portfolio seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation-indexed, fixed-income securities. The Lifestyle ETF Market Strategy Target Portfolio seeks primarily to provide capital growth and, secondarily, investment income by investing primarily in a portfolio of various exchange traded funds, (“ETFs”), representing different market exposures. The Lifestyle ETF Market Strategy Conservative Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various ETFs representing different market exposures. The Lifestyle ETF Market Strategy Aggressive Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of ETFs representing different market exposures. The Natural Resources Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various ETFs and exchange traded notes representing different natural resources exposures. The results of the Portfolio(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities’ fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods. Additionally, general market risk, and credit, yield and other risks particular to a given issue and other factors are considered. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market value.

132

Summit Mutual Funds, Inc. – Pinnacle Series NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities transactions and investment income – Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities as well as inflation adjustments to the face amount of inflation-indexed securities are presented as interest income.

Federal taxes – It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies, owned by the segregated asset accounts of a life insurance company and held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

Effective June 29, 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Portfolios’ net assets or results of operations.

Distributions – Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are, if any, distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark to Market, paydowns on mortgage-backed securities, post-October capital losses, and partnership adjustments. Distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses – Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign currency – Summit Mutual Funds’ accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in, or expected to settle in foreign currencies, are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies. Such risks include the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

Futures contracts – The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the “Index Portfolios”) as well as the Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (collectively, the “ETF Portfolios”) and Inflation Protected Plus Portfolio, may enter into futures contracts that relate to securities in which they may directly invest and indexes composed of such securities. Portfolios may also purchase and write call and put options on such contracts. The Index Portfolios, ETF Portfolios, and

133

Summit Mutual Funds, Inc. – Pinnacle Series NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Inflation Protected Plus Portfolio may invest up to 20% of their assets in such futures and/or options, except that until an Index Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When a Portfolio enters into a futures contract, it is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the index that they intend to match. The primary potential risk to the Index Portfolios is that the change in the value of the underlying securities may not correlate to the value of the contracts.

Portfolio securities lending – The Portfolios currently lend their securities to approved borrowers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 – TRANSACTIONS WITH AFFILIATES

Investment advisory fees – Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”) under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

Administration fees – The Portfolios have entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Portfolios’ books and records and furnishes such office space, facilities, equipment, and clerical help as the Portfolios may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Portfolios, who are employees of The Union Central Life Insurance Company (“Union Central”). Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Portfolios. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

Directors’ fees – Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director’s deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Other – The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”). On January 1, 2006, Union Central converted from an Ohio mutual life insurance company to an Ohio stock life insurance company subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ Board of Directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages Summit Mutual Funds’ business affairs.

NOTE 3 – MULTIPLE CLASSES OF SHARES

On October 4, 2005, the Russell 2000 Small Cap Index Portfolio began offering a second class of shares (Class F). The Class F shares are subject to a Distribution and Shareholder Service Plan (“12b-1 Plan”), which was approved by the Funds’ Board of Directors effective August 15, 2005. The 12b-1 Plan provides that the Series’ Distributor, Ameritas Investment Corp., an affiliate of the adviser, shall receive a fee out of assets attributable to Class F shares for payments the Distributor makes to banks, financial planners, retirement

134

Summit Mutual Funds, Inc. – Pinnacle Series NOTES TO FINANCIAL STATEMENTS

NOTE 3 – MULTIPLE CLASSES OF SHARES (continued)

plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class F shares. The fee shall be in an amount not to exceed on an annual basis 0.20% of the average daily net assets attributable to Class F shares. Because the fee is paid out of the assets attributable to Class F shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 – FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements,” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

135

Summit Mutual Funds, Inc. – Pinnacle Series MANAGEMENT OF THE FUND

Directors and Officers
Independent Directors
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Theodore H. Emmerich	Director	Indefinite Term	Consultant	21	American
(80)	and Chairman	Director since			Financial
		1987			Group

Yvonne L. Gray	Director	Indefinite Term	Executive Vice President/CCO, United	21
(56)		Director	Way of Greater Cincinnati (Social
		since 1999	Services Provider); prior thereto, Vice
President / Trust Operations Officer,
Fifth Third Bank; former Audit
Manager, Price Waterhouse
(Accounting Firm)

Michael K. Keating	Director	Indefinite Term	Managing Director, Keating Vollmer &	21
(51)		Director since	Co. LLC (Private Equity Investment Firm)
2005

David C. Phillips	Director	Indefinite Term	Co-Founder, Cincinnati Works Inc.	21	Meridian
(69)		Director since	(Job Placement); prior thereto,		Bioscience,
		2001	Chief Executive Officer, Downtown		Inc.;
			Cincinnati Inc. (Economic Revitalization		Cintas, Inc.
of Cincinnati)

Mary W. Sullivan	Director	Indefinite Term	Attorney, Peck, Shaffer & Williams LLP	21	Franklin
(50)		Director	(Law Firm)		Savings and
		since 2001			Loan Co.;
First Franklin
Corporation

(1) Except as otherwise indicated, the business of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202

136

Summit Mutual Funds, Inc. – Pinnacle Series MANAGEMENT OF THE FUND

Interested Director and Officers
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Steven R. Sutermeister*	Director,	Indefinite Term	Senior Vice President, Union Central;	21	Summit
(53)	President and	Director since	President and Chief Executive		Investment
	Chief Executive	1999	Officer, Adviser.		Partners, Inc.;
	Officer				Union
Central
Mortgage
Funding, Inc.;
Summit
Investment
Advisers, Inc.

John F. Labmeier	Vice President	Indefinite Term	Consultant; prior thereto Vice	NA	NA
1876 Waycross Rd	and Secretary	Officer since	President, Associate General
Cincinnati, OH 45240		1990	Counsel and Assistant Secretary,
(58)			Union Central

Thomas G. Knipper	Vice President,	Indefinite Term	Chief Compliance Officer	NA	NA
(49)	Controller and	Officer since	and Treasurer, Adviser
	Chief Compliance	1995
Officer

Gerald Q. Herbert	Treasurer	Indefinite Term	Director of Finance and Accounting,	NA	NA
(40)		Officer since	Adviser; prior thereto, Controller,
		2005	General Factory Supplies Co.

John M. Lucas	Assistant	Indefinite Term	Second Vice President, Counsel and	NA	NA
1876 Waycross Rd.	Secretary	Officer since	Assistant Secretary, Union Central
Cincinnati, OH 45240		1990
(56)

(1)	Except as otherwise indicated, the business of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202
*	Mr. Sutermeister may be considered to be an “interested person” of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.
Note – The Statement of Additional Information includes additional information about fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

137

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The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

Fixed Income & Balanced Index Funds
Balanced Index Portfolio
Lehman Aggregate Bond Index Portfolio

Managed Funds
Zenith Portfolio
Bond Portfolio
Inflation Protected Plus Portfolio
Lifestyle ETF Market Strategy Target Portfolio
Lifestyle ETF Market Strategy Conservative Portfolio
Lifestyle ETF Market Strategy Aggressive Portfolio
Natural Resources Portfolio

The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin. The Apex Series consist of the following Funds:

Equity Index Funds
Nasdaq-100 Index Fund

Managed Funds
Everest Fund
Bond Fund
Short-term Government Fund
High Yield Bond Fund
Large Cap Growth Fund

Money Market Funds
Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SUMMIT MUTUAL FUNDS

SMFI 231PINNACLE 6/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b)
There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By (Signature and Title)* /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date    8/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date    8/27/07

By (Signature and Title)* /s/ Thomas G. Knipper
                                                    Thomas G. Knipper
                                                    Vice President, Controller, and Chief Compliance Officer

Date   8/27/07

* Print the name and title of each signing officer under his or her signature.